UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT

INVESTMENT COMPANY

Investment Company Act file number 811-07755

Nuveen Multistate Trust II

(Exact name of registrant as specified in charter)

Nuveen Investments

333 West Wacker Drive, Chicago, Illinois 60606

(Address of principal executive offices) (Zip code)

Christopher M. Rohrbacher—Vice President and Secretary

333 West Wacker Drive, Chicago, IL 60606

(Name and address of agent for service)

Registrant’s telephone number, including area code: 312-917-7700

Date of fiscal year end: February 28

Date of reporting period: May 31, 2018

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments.

Nuveen California High Yield Municipal Bond Fund
Portfolio of Investments    as of May 31, 2018
(Unaudited)
Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	LONG-TERM INVESTMENTS – 110.6%
	MUNICIPAL BONDS – 110.2%
	Consumer Discretionary – 0.1%
$ 1,000	Louisiana Local Government Environmental Facilities and Community Development Authority, Revenue Bonds, Southgate Suites Retail Project, Series 2007A, 6.750%, 12/15/37 (4)	8/18 at 100.00	N/R	$700,000
15	Louisiana Local Government Environmental Facilities and Community Development Authority, Revenue Bonds, Southgate Suites Retail Project, Series 2007B, 9.000%, 12/15/18 (4)	No Opt. Call	N/R	10,500
1,015	Total Consumer Discretionary			710,500
	Consumer Staples – 8.4%
27,000	California County Tobacco Securitization Agency, Tobacco Settlement Asset-Backed Bonds, Alameda County Tobacco Asset Securitization Corporation, Subordinate Series 2006A, 0.000%, 6/01/50	8/18 at 14.32	N/R	3,723,030
1,155	California County Tobacco Securitization Agency, Tobacco Settlement Asset-Backed Bonds, Golden Gate Tobacco Funding Corporation, Turbo, Series 2007A, 5.000%, 6/01/47	8/18 at 100.00	N/R	1,154,965
	California County Tobacco Securitization Agency, Tobacco Settlement Asset-Backed Bonds, Los Angeles County Securitization Corporation, Series 2006A:
25	5.600%, 6/01/36	12/18 at 100.00	B2	25,264
1,000	5.650%, 6/01/41	12/18 at 100.00	B2	1,009,320
1,205	5.700%, 6/01/46	12/18 at 100.00	B2	1,213,664
1,860	California County Tobacco Securitization Agency, Tobacco Settlement Asset-Backed Bonds, Merced County Tobacco Funding Corporation, Series 2005A, 5.125%, 6/01/38	8/18 at 100.00	Ba3	1,864,706
50	California County Tobacco Securitization Agency, Tobacco Settlement Asset-Backed Bonds, Sonoma County Tobacco Securitization Corporation, Series 2005, 5.250%, 6/01/45	8/18 at 100.00	BB-	50,127
20,000	California County Tobacco Securitization Agency, Tobacco Settlement Asset-Backed Bonds, Stanislaus County Tobacco Funding Corporation, Series 2006A, 0.000%, 6/01/46	8/18 at 20.65	N/R	3,791,600
14,400	Golden State Tobacco Securitization Corporation, California, Tobacco Settlement Asset-Backed Bonds, Senior Convertible Series 2007A-2, 5.300%, 6/01/37	6/22 at 100.00	B3	14,821,920
	Golden State Tobacco Securitization Corporation, California, Tobacco Settlement Asset-Backed Bonds, Series 2007A-1:
9,655	5.000%, 6/01/33	7/18 at 100.00	B+	9,703,275
15,250	5.125%, 6/01/47	8/18 at 100.00	B-	15,250,458
19,050	Golden State Tobacco Securitization Corporation, California, Tobacco Settlement Asset-Backed Revenue Bonds, First Subordinate Series 2007B-1, 0.000%, 6/01/47	8/18 at 18.71	CCC+	3,253,359
3,460	Guam Economic Development & Commerce Authority, Tobacco Settlement Asset-Backed Bonds, Series 2007A, 5.625%, 6/01/47	6/18 at 100.00	N/R	3,459,827
      0

Nuveen California High Yield Municipal Bond Fund (continued)
Portfolio of Investments    as of May 31, 2018
(Unaudited)
Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Consumer Staples (continued)
$ 22,000	Inland Empire Tobacco Securitization Authority, California, Tobacco Settlement Asset-Backed Bonds, Series 2007C-2, 0.000%, 6/01/47	8/18 at 14.75	N/R	$3,210,680
	Silicon Valley Tobacco Securitization Authority, California, Tobacco Settlement Asset-Backed Bonds, Santa Clara County Tobacco Securitization Corporation, Series 2007A:
1,000	0.000%, 6/01/36	8/18 at 37.20	N/R	368,620
7,500	0.000%, 6/01/47	8/18 at 19.79	N/R	1,401,600
	Tobacco Securitization Authority of Northern California, Tobacco Settlement Asset-Backed Bonds, Series 2005A-1:
2,800	5.375%, 6/01/38	8/18 at 100.00	B-	2,804,760
460	5.500%, 6/01/45	8/18 at 100.00	B-	460,616
	Tobacco Securitization Authority of Southern California, Tobacco Settlement Asset-Backed Bonds, San Diego County Tobacco Asset Securitization Corporation, Senior Series 2006A:
3,295	5.000%, 6/01/37	8/18 at 100.00	B2	3,303,303
10,330	5.125%, 6/01/46	8/18 at 100.00	B2	10,352,726
161,495	Total Consumer Staples			81,223,820
	Education and Civic Organizations – 12.3%
2,000	California Infrastructure and Economic Development Bank, Revenue Bonds, Academy of Motion Picture Arts and Sciences Obligated Group, Series 2015A, 5.000%, 11/01/41	11/23 at 100.00	A	2,239,600
	California Municipal Finance Authority Charter School Revenue Bonds, John Adams Academies, Inc. Project, Series 2015A:
900	5.000%, 10/01/35	10/22 at 102.00	BB+	917,028
500	5.250%, 10/01/45	10/22 at 102.00	BB+	511,840
1,335	5.250%, 10/01/45	10/22 at 102.00	BB+	1,366,613
4,255	California Municipal Finance Authority Charter School Revenue Bonds, John Adams Academies, Inc. Project, Series 2017A, 5.000%, 10/01/47, 144A	10/22 at 102.00	BB+	4,291,423
250	California Municipal Finance Authority Charter School Revenue Bonds, River Charter Schools Project, Series 2018A, 5.500%, 6/01/53, 144A	6/26 at 100.00	BB	256,330
	California Municipal Finance Authority, Charter School Lease Revenue Bonds, Nova Academy Project, Series 2016A:
900	4.000%, 6/15/26, 144A	No Opt. Call	BB	901,215
825	5.000%, 6/15/36, 144A	6/26 at 100.00	BB	853,652
1,000	5.000%, 6/15/46, 144A	6/26 at 100.00	BB	1,026,510
970	California Municipal Finance Authority, Charter School Lease Revenue Bonds, Rocketship 7-Alma Academy Elementary School, Series 2012A, 6.250%, 6/01/43	12/21 at 101.00	N/R	1,045,951
	California Municipal Finance Authority, Charter School Lease Revenue Bonds, Santa Rosa Academy Project, Series 2015:
400	5.125%, 7/01/35, 144A	7/25 at 100.00	BB+	419,740
425	5.375%, 7/01/45, 144A	7/25 at 100.00	BB+	449,017

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Education and Civic Organizations (continued)
	California Municipal Finance Authority, Charter School Revenue Bonds, John Adams Academies, Inc. Project, Series 2014A:
$ 1,400	5.000%, 10/01/34	10/22 at 102.00	BB+	$1,428,028
465	5.000%, 10/01/44	10/22 at 102.00	BB+	469,989
1,145	California Municipal Finance Authority, Charter School Revenue Bonds, Palmdale Aerospace Academy Project, Series 2016A, 5.000%, 7/01/46, 144A	7/26 at 100.00	BB	1,180,232
	California Municipal Finance Authority, Charter School Revenue Bonds, Partnerships to Uplift Communities Project, Series 2012A:
1,330	5.000%, 8/01/32	8/22 at 100.00	BB	1,360,457
4,580	5.250%, 8/01/42	8/22 at 100.00	BB	4,694,683
1,795	5.300%, 8/01/47	8/22 at 100.00	BB	1,839,911
2,245	California Municipal Finance Authority, Charter School Revenue Bonds, Rocketship Education Multiple Projects, Series 2014A, 7.000%, 6/01/34	6/22 at 102.00	N/R	2,559,973
	California Municipal Finance Authority, Charter School Revenue Bonds, Urban Discovery Academy Project, Series 2014A:
875	5.500%, 8/01/34, 144A	8/24 at 100.00	BB-	887,022
1,650	6.000%, 8/01/44, 144A	8/24 at 100.00	BB-	1,693,329
	California Municipal Finance Authority, Education Revenue Bonds, American Heritage Foundation Project, Series 2016A:
840	5.000%, 6/01/36	6/26 at 100.00	BBB-	919,817
1,915	5.000%, 6/01/46	6/26 at 100.00	BBB-	2,076,224
1,335	California Municipal Finance Authority, Educational Facilities Revenue Bonds, OCEAA Project, Series 2008A, 7.000%, 10/01/39	10/18 at 100.00	N/R	1,338,992
	California Municipal Finance Authority, Revenue Bonds, Azusa Pacific University Project, Refunding Series 2015B:
1,435	5.000%, 4/01/35	4/25 at 100.00	Baa3	1,576,764
770	5.000%, 4/01/41	4/25 at 100.00	Baa3	826,965
7,880	California Municipal Finance Authority, Revenue Bonds, California Baptist University, Series 2016A, 5.000%, 11/01/46, 144A	11/26 at 100.00	N/R	8,449,330
	California Municipal Finance Authority, Revenue Bonds, Creative Center of Los Altos Project Pinewood & Oakwood Schools, Series 2016B:
500	4.000%, 11/01/36, 144A	11/26 at 100.00	N/R	482,275
2,200	4.500%, 11/01/46, 144A	11/26 at 100.00	N/R	2,213,706
235	California Municipal Finance Authority, Revenue Bonds, Emerson College, Series 2011, 5.000%, 1/01/28	1/22 at 100.00	Baa2	254,550
300	California Municipal Finance Authority, Revenue Bonds, Goodwill Industries of Sacramento Valley & Northern Nevada Project, Series 2012A, 6.625%, 1/01/32, 144A	1/22 at 100.00	N/R	321,744
3,700	California Municipal Finance Authority, Revenue Bonds, Goodwill Industries of Sacramento Valley & Northern Nevada Project, Series 2014A, 5.250%, 1/01/45	1/25 at 100.00	N/R	3,701,887

Nuveen California High Yield Municipal Bond Fund (continued)
Portfolio of Investments    as of May 31, 2018
(Unaudited)
Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Education and Civic Organizations (continued)
	California Municipal Finance Authority, Revenue Bonds, Touro College and University System, Series 2014A:
$ 1,245	5.250%, 1/01/34	7/24 at 100.00	BBB-	$1,382,685
250	5.250%, 1/01/40	7/24 at 100.00	BBB-	275,907
700	California Public Finance Authority, Charter School Lease Revenue Bonds, Multicultural Learning Center Project, Series 2017A, 6.250%, 6/15/47	6/27 at 100.00	N/R	705,740
1,075	California School Finance Authority Charter School Facility Revenue Bonds, Grimmway Schools-Obligated Group, Series 2016A, 5.000%, 7/01/46, 144A	7/26 at 100.00	BB+	1,066,937
	California School Finance Authority Charter School Revenue Bonds, Bright Star Schools - Obligated Group, Series 2017:
2,000	5.000%, 6/01/27, 144A	No Opt. Call	N/R	2,149,800
1,755	5.000%, 6/01/37, 144A	6/27 at 100.00	N/R	1,823,252
1,565	5.000%, 6/01/47, 144A	6/27 at 100.00	N/R	1,611,825
1,430	5.000%, 6/01/54, 144A	6/27 at 100.00	N/R	1,462,218
1,020	California School Finance Authority Charter School Revenue Bonds, California, ACE Charter Schools, Obligated Group, Series 2016A, 5.000%, 6/01/52, 144A	6/26 at 100.00	N/R	1,029,364
1,100	California School Finance Authority, California, Charter School Revenue Bonds, Aspire Public Schools, Refunding Series 2015A, 5.000%, 8/01/45, 144A	8/25 at 100.00	BBB	1,186,999
1,900	California School Finance Authority, California, Charter School Revenue Bonds, Aspire Public Schools, Refunding Series 2016, 5.000%, 8/01/36, 144A	8/25 at 100.00	BBB	2,063,951
1,100	California School Finance Authority, California, Charter School Revenue Bonds, Encore Education Obligated Group, Series 2016A, 5.000%, 6/01/52, 144A	6/26 at 100.00	N/R	980,397
1,300	California School Finance Authority, California, Charter School Revenue Bonds, TEACH Public Schools Obligated Group, Series 2016A, 5.875%, 6/01/52	6/26 at 100.00	N/R	1,252,862
	California School Finance Authority, Charter School Revenue Bonds, City Charter School Obligated Group, Series 2016A:
2,520	5.000%, 6/01/42, 144A	6/26 at 100.00	N/R	2,574,936
2,930	5.000%, 6/01/52, 144A	6/26 at 100.00	N/R	2,974,331
805	California School Finance Authority, Charter School Revenue Bonds, Classical Academies Project, Series 2017A, 5.000%, 10/01/44, 144A	10/27 at 100.00	BB+	849,130
600	California School Finance Authority, Charter School Revenue Bonds, Coastal Academy Project, Series 2013A, 5.000%, 10/01/42	10/22 at 100.00	BBB-	618,528
	California School Finance Authority, Charter School Revenue Bonds, Downtown College Prep - Obligated Group, Series 2016:
1,500	4.750%, 6/01/36, 144A	6/26 at 100.00	N/R	1,546,680
1,180	5.000%, 6/01/46, 144A	6/26 at 100.00	N/R	1,213,642
675	California School Finance Authority, Charter School Revenue Bonds, Kepler Neighborhood School, Series 2017A, 5.750%, 5/01/37, 144A	5/27 at 100.00	N/R	610,598
2,500	California School Finance Authority, Charter School Revenue Bonds, Rocketship Education Obligated Group, Series 2016A, 5.000%, 6/01/46, 144A	6/25 at 100.00	N/R	2,583,350

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Education and Civic Organizations (continued)
	California School Finance Authority, Charter School Revenue Bonds, Rocketship Education Obligated Group, Series 2017A:
$ 250	5.125%, 6/01/47, 144A	6/26 at 100.00	N/R	$261,243
900	5.250%, 6/01/52, 144A	6/26 at 100.00	N/R	942,426
	California School Finance Authority, Charter School Revenue Bonds, Rocketship Public Schools Obligated Group, Series 2017G:
360	5.000%, 6/01/37, 144A	6/27 at 100.00	N/R	377,532
750	5.000%, 6/01/47, 144A	6/27 at 100.00	N/R	780,292
250	5.000%, 6/01/53, 144A	6/27 at 100.00	N/R	258,225
1,220	California School Finance Authority, Educational Facilities Revenue Bonds, Tri-Valley Learning Corporation, Series 2012A, 7.000%, 6/01/47 (4)	6/20 at 102.00	N/R	908,900
	California School Finance Authority, Educational Facility Revenue Bonds, New Designs Charter School Project, Series 2014A:
1,000	5.750%, 6/01/34, 144A	6/24 at 100.00	BB+	1,078,100
1,500	6.000%, 6/01/44, 144A	6/24 at 100.00	BB+	1,574,460
	California School Finance Authority, Educational Facility Revenue Bonds, Partnerships to Uplift Communities Valley Project, Series 2014:
1,605	6.400%, 8/01/34	2/24 at 100.00	BB-	1,721,764
2,040	6.750%, 8/01/44	2/24 at 100.00	BB-	2,206,586
	California School Finance Authority, Educational Facility Revenue Bonds, River Springs Charter School Project, Series 2017A:
1,725	5.000%, 7/01/47, 144A	7/27 at 100.00	Ba1	1,786,013
1,340	5.000%, 7/01/52, 144A	7/27 at 100.00	Ba1	1,377,346
	California School finance Authority, School Facility Revenue Bonds, ICEF - View Park Elementary and Middle Schools, Series 2014A:
575	5.625%, 10/01/34	10/24 at 100.00	BB	611,852
1,000	5.875%, 10/01/44	10/24 at 100.00	BB	1,068,650
520	6.000%, 10/01/49	10/24 at 100.00	BB	557,752
	California School Finance Authority, School Facility Revenue Bonds, Alliance for College-Ready Public Schools Project, Series 2015A:
1,000	4.125%, 7/01/35, 144A	7/25 at 100.00	BBB	1,017,490
1,000	5.000%, 7/01/45, 144A	7/25 at 100.00	BBB	1,082,830
1,015	California School Finance Authority, School Facility Revenue Bonds, Alta Public Schools Project, Series 2014A, 6.500%, 11/01/34, 144A	11/24 at 100.00	N/R	1,071,708
	California School Finance Authority, School Facility Revenue Bonds, Granada Hills Charter High School Obligated Group, Series 2017A:
1,000	5.000%, 7/01/37, 144A	7/21 at 105.00	BBB-	1,083,810
1,735	5.000%, 7/01/48, 144A	7/21 at 105.00	BBB-	1,866,062
600	California School Finance Authority, School Facility Revenue Bonds, KIPP LA Projects, Series 2014A, 5.000%, 7/01/34	7/24 at 100.00	BBB	657,798
250	California School Finance Authority, School Facility Revenue Bonds, KIPP LA Projects, Series 2017A, 5.000%, 7/01/47, 144A	7/27 at 100.00	BBB	277,702

Nuveen California High Yield Municipal Bond Fund (continued)
Portfolio of Investments    as of May 31, 2018
(Unaudited)
Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Education and Civic Organizations (continued)
$ 1,250	California School Finance Authority, School Facility Revenue Bonds, Value Schools, Series 2013, 6.650%, 7/01/33	7/23 at 100.00	BB+	$1,410,462
1,355	California School Finance Authority, School Facility Revenue Bonds, Value Schools, Series 2016A, 6.000%, 7/01/51, 144A	7/26 at 100.00	BB+	1,475,107
890	California Statewide Communities Development Authority Revenue Bonds, California Baptist University, Refunding Series 2017A, 5.000%, 11/01/32, 144A	11/27 at 100.00	N/R	982,685
1,000	California Statewide Communities Development Authority, Charter School Revenue Bonds - Albert Einstein Academy for Letters, Arts, & Sciences Charter School Series 2012, 6.000%, 11/01/32 (4)	11/20 at 102.00	N/R	900,000
1,000	California Statewide Communities Development Authority, Charter School Revenue Bonds, Rocketship 4 - Mosaic Elementary Charter School, Series 2011A, 8.500%, 12/01/41	12/21 at 100.00	N/R	1,163,710
1,000	California Statewide Communities Development Authority, Revenue Bonds, Buck Institute for Research on Aging, Tender Option Bond Trust 2015-XF1035, 16.780%, 11/15/49 – AGM Insured, 144A (IF) (5)	11/24 at 100.00	AA	1,526,610
1,040	California Statewide Communities Development Authority, School Facility Revenue Bonds, Alliance College-Ready Public Schools, Series 2011A, 7.000%, 7/01/46	7/21 at 100.00	BBB-	1,136,637
815	California Statewide Community Development Authority, Charter School Revenue Bonds, Rocklin Academy Charter, Series 2011A, 8.250%, 6/01/41	6/21 at 100.00	BB+	912,971
2,745	California Statewide Community Development Authority, Revenue Bonds, Bentley School, Series 2010A, 7.000%, 7/01/40	7/20 at 101.00	N/R	2,985,352
1,250	University of California, General Revenue Bonds, Tender Option Bond Trust 2016-XL0001, 14.700%, 5/15/39, 144A (IF) (5)	5/23 at 100.00	AA	1,845,525
113,485	Total Education and Civic Organizations			119,425,529
	Health Care – 18.4%
	Antelope Valley Healthcare District, California, Revenue Bonds, Series 2016A:
1,460	5.000%, 3/01/26	No Opt. Call	Ba3	1,612,526
1,225	5.000%, 3/01/31	3/26 at 100.00	Ba3	1,337,320
2,885	5.250%, 3/01/36	3/26 at 100.00	Ba3	3,157,055
3,280	5.000%, 3/01/41	3/26 at 100.00	Ba3	3,496,316
5,600	5.000%, 3/01/46	3/26 at 100.00	Ba3	5,950,168
2,000	California Health Facilities Financing Authority, California, Revenue Bonds, Sutter Health, Refunding Series 2016B, 4.000%, 11/15/41 (UB) (5)	11/26 at 100.00	A+	2,077,000
2,000	California Health Facilities Financing Authority, California, Revenue Bonds, Sutter Health, Refunding Series 2017A, 5.000%, 11/15/48 (UB) (5)	11/27 at 100.00	A+	2,317,980
8,750	California Health Facilities Financing Authority, California, Revenue Bonds, Sutter Health, Series 2016A, 5.000%, 11/15/46 (UB)	11/25 at 100.00	A+	9,928,800
1,570	California Health Facilities Financing Authority, Revenue Bonds, El Camino Hospital, Series 2017, 5.000%, 2/01/47 (UB) (5)	2/27 at 100.00	A1	1,770,787
625	California Health Facilities Financing Authority, Revenue Bonds, Kaiser Permanante System, Tender Option Bond Trust 2015-XF1002, 13.852%, 4/01/42, 144A (IF) (5)	4/22 at 100.00	AA-	854,419
17,500	California Health Facilities Financing Authority, Revenue Bonds, Kaiser Permanente System, Series 2017A-2, 4.000%, 11/01/44 (UB) (5)	11/27 at 100.00	AA-	18,267,200

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Health Care (continued)
$ 1,105	California Health Facilities Financing Authority, Revenue Bonds, Lucile Salter Packard Children's Hospital at Stanford, Series 2017A, 5.000%, 11/15/56 (UB) (5)	11/27 at 100.00	A+	$1,260,230
1,220	California Health Facilities Financing Authority, Revenue Bonds, Lucile Salter Packard Children's Hospital, Series 2012A, 5.000%, 8/15/51 (UB) (5)	8/22 at 100.00	A+	1,331,105
7,800	California Health Facilities Financing Authority, Revenue Bonds, Lucile Salter Packard Children's Hospital, Series 2016B, 5.000%, 8/15/55 (UB) (5)	8/26 at 100.00	A+	8,822,970
	California Health Facilities Financing Authority, Revenue Bonds, Lucile Salter Packard Children's Hospital, Tender Option Bond Trust 2015-XF0152:
260	14.691%, 8/15/43, 144A (IF) (5)	8/24 at 100.00	A+	374,124
695	14.711%, 8/15/51, 144A (IF) (5)	8/22 at 100.00	A+	948,161
80	California Health Facilities Financing Authority, Revenue Bonds, Providence Health & Services, Tender Option Bond Trust 2015-XF0120, 17.517%, 10/01/38, 144A (IF) (5)	10/24 at 100.00	AA-	136,144
	California Health Facilities Financing Authority, Revenue Bonds, Providence Health & Services, Tender Option Bond Trust 2015-XF1034:
3,600	17.733%, 10/01/44, 144A (IF) (5)	10/24 at 100.00	AA-	5,714,208
795	17.673%, 10/01/44, 144A (IF) (5)	10/24 at 100.00	AA-	1,260,131
	California Health Facilities Financing Authority, Revenue Bonds, Stanford Hospitals and Clinics, Tender Option Bond Trust 2015-XF0131:
200	17.765%, 8/15/51, 144A (IF) (5)	8/22 at 100.00	AA-	296,062
200	17.756%, 8/15/51, 144A (IF) (5)	8/22 at 100.00	AA-	296,010
	California Health Facilities Financing Authority, Revenue Bonds, Stanford Hospitals and Clinics, Tender Option Bond Trust 2016-XG0049:
1,000	14.738%, 8/15/51, 144A (IF) (5)	8/22 at 100.00	AA-	1,384,140
250	14.742%, 8/15/51, 144A (IF) (5)	8/22 at 100.00	AA-	346,063
1,000	California Municipal Finance Authority, Revenue Bonds, Community Medical Centers, Series 2015A, 5.000%, 2/01/46	2/25 at 100.00	Baa1	1,103,350
1,680	California Municipal Finance Authority, Revenue Bonds, Community Medical Centers, Series 2017A, 5.000%, 2/01/47	2/27 at 100.00	Baa1	1,849,613
	California Municipal Finance Authority, Revenue Bonds, Eisenhower Medical Center, Refunding Series 2017B:
1,000	5.000%, 7/01/42	7/27 at 100.00	BBB-	1,113,270
1,000	5.000%, 7/01/47	7/27 at 100.00	BBB-	1,109,170
1,000	California Municipal Finance Authority, Revenue Bonds, Eisenhower Medical Center, Series 2017A, 5.000%, 7/01/42	7/27 at 100.00	Baa2	1,113,270
	California Municipal Finance Authority, Revenue Bonds, NorthBay Healthcare Group, Series 2015:
200	5.000%, 11/01/35	11/24 at 100.00	BBB-	217,082
1,000	5.000%, 11/01/40	11/24 at 100.00	BBB-	1,080,050
1,250	5.000%, 11/01/44	11/24 at 100.00	BBB-	1,347,088

Nuveen California High Yield Municipal Bond Fund (continued)
Portfolio of Investments    as of May 31, 2018
(Unaudited)
Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Health Care (continued)
	California Municipal Finance Authority, Revenue Bonds, NorthBay Healthcare Group, Series 2017A:
$ 4,210	5.250%, 11/01/36	11/26 at 100.00	BBB-	$4,671,290
2,955	5.250%, 11/01/41	11/26 at 100.00	BBB-	3,272,042
6,100	5.250%, 11/01/47	11/26 at 100.00	BBB-	6,717,442
6,950	5.000%, 11/01/47	11/26 at 100.00	BBB-	7,540,055
1,780	California Public Finance Authority, Revenue Bonds, Henry Mayo Newhall Hospital, Series 2017, 5.000%, 10/15/47	10/26 at 100.00	BBB-	1,923,788
1,000	California Statewide Communities Development Authority, California, Redlands Community Hospital, Revenue Bonds, Series 2016, 4.000%, 10/01/41	10/26 at 100.00	BBB+	1,014,830
	California Statewide Communities Development Authority, California, Revenue Bonds, Loma Linda University Medical Center, Series 2014A:
4,300	5.250%, 12/01/44	12/24 at 100.00	BB+	4,668,596
9,800	5.500%, 12/01/54	12/24 at 100.00	BB	10,697,484
	California Statewide Communities Development Authority, California, Revenue Bonds, Loma Linda University Medical Center, Series 2016A:
415	5.000%, 12/01/46, 144A	6/26 at 100.00	BB	443,735
5,295	5.250%, 12/01/56, 144A	6/26 at 100.00	BB+	5,743,910
	California Statewide Communities Development Authority, Revenue Bonds, Cottage Health System Obligated Group, Refunding Series 2015:
200	5.000%, 11/01/32	11/24 at 100.00	A+	226,270
200	5.000%, 11/01/33	11/24 at 100.00	A+	225,642
	California Statewide Communities Development Authority, Revenue Bonds, Henry Mayo Newhall Memorial Hospital, Series 2014:
2,540	5.000%, 10/01/34 – AGM Insured	10/24 at 100.00	A2	2,807,462
1,625	5.250%, 10/01/43 – AGM Insured	10/24 at 100.00	A2	1,814,312
9,000	California Statewide Communities Development Authority, Revenue Bonds, John Muir Health, Series 2016A, 5.000%, 8/15/51 (UB) (5)	8/26 at 100.00	A+	10,194,210
1,035	California Statewide Communities Development Authority, Revenue Bonds, Marin General Hospital, Green Series 2018A, 4.000%, 8/01/45 (UB) (5)	8/23 at 100.00	A-	1,059,685
	California Statewide Community Development Authority, Revenue Bonds, Daughters of Charity Health System, Series 2005A:
2,840	5.750%, 7/01/24	8/18 at 100.00	CCC	2,811,628
2,055	5.750%, 7/01/30	8/18 at 100.00	CCC	2,034,450
2,220	5.750%, 7/01/35	8/18 at 100.00	CCC	2,197,800
9,280	5.500%, 7/01/39	8/18 at 100.00	CCC	9,187,200
210	California Statewide Community Development Authority, Revenue Bonds, Daughters of Charity Health System, Series 2005H, 5.750%, 7/01/25	8/18 at 100.00	CCC	207,900
	Marysville, California, Revenue Bonds, Fremont-Rideout Health Group, Series 2011:
500	5.125%, 1/01/33	1/21 at 100.00	A	536,670
650	5.250%, 1/01/42	1/21 at 100.00	A	699,017

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Health Care (continued)
$ 1,060	Oak Valley Hospital District, Stanislaus County, California, Revenue Bonds, Series 2010A, 7.000%, 11/01/35	11/20 at 100.00	BB	$1,096,782
2,090	Palomar Health System, California, Revenue Bonds, Refunding Series 2017, 5.000%, 11/01/42	11/27 at 100.00	Ba1	2,266,103
4,425	Palomar Pomerado Health Care District, California, Certificates of Participation, Series 2017, 4.000%, 11/01/47	11/27 at 100.00	Ba1	4,357,076
	Palomar Pomerado Health System, California, Revenue Bonds, Refunding Series 2016:
750	5.000%, 11/01/31	11/26 at 100.00	Ba1	835,358
1,785	5.000%, 11/01/36	11/26 at 100.00	Ba1	1,945,918
	San Buenaventura, California, Revenue Bonds, Community Memorial Health System, Series 2011:
1,000	8.000%, 12/01/26	12/21 at 100.00	BB	1,166,750
600	7.500%, 12/01/41	12/21 at 100.00	BB	674,040
2,500	Tulare Local Health Care District, California, Revenue Bonds, Series 2007, 5.200%, 11/01/32 (4)	8/18 at 100.00	N/R	1,625,000
1,000	Upland, California, Certificates of Participation, San Antonio Regional Hospital, Series 2017, 4.000%, 1/01/42	1/28 at 100.00	Baa2	1,013,500
800	Washington Township Health Care District, California, Revenue Bonds, Refunding Series 2017B, 5.000%, 7/01/33	7/27 at 100.00	Baa1	899,208
200	Washington Township Health Care District, California, Revenue Bonds, Series 2017A, 5.000%, 7/01/42	7/27 at 100.00	Baa1	221,018
163,600	Total Health Care			178,667,983
	Housing/Multifamily – 2.5%
2,000	California Housing Finance Agency, Multifamily Housing Revenue Bonds, Series 2014A-III, 4.600%, 8/01/39	2/24 at 100.00	A1	2,129,940
1,270	California Municipal Finance Authority, Mobile Home Park Revenue Bonds, Caritas Affordable Housing Inc. Projects, Series 2014B, 5.875%, 8/15/49	8/24 at 100.00	N/R	1,385,608
480	California Municipal Finance Authority, Mobile Home Park Revenue Bonds, Caritas Projects Series 2012B, 7.250%, 8/15/47	8/22 at 100.00	A1	536,472
1,750	California Municipal Finance Authority, Mobile Home Park Revenue Bonds, Windsor Mobile Country Club, Refunding Series 2017A, 4.000%, 11/15/48	11/27 at 100.00	A-	1,795,727
2,000	California Municipal Finance Authority, Mobile Home Park Revenue Bonds, Windsor Mobile Country Club, Subordinate Series 2013B, 7.000%, 11/01/48	11/23 at 100.00	N/R	2,261,720
	California Municipal Finance Authority, Mobile Home Park Senior Revenue Bonds, Caritas Affordable Housing, Inc. Projects, Series 2014A:
1,515	5.250%, 8/15/39	8/24 at 100.00	BBB+	1,666,788
575	5.250%, 8/15/49	8/24 at 100.00	BBB+	628,584
350	California Municipal Finance Authority, Student Housing Revenue Bonds, Bowles Hall Foundation, Series 2015A, 5.000%, 6/01/35	6/25 at 100.00	Baa3	382,764

Nuveen California High Yield Municipal Bond Fund (continued)
Portfolio of Investments    as of May 31, 2018
(Unaudited)
Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Housing/Multifamily (continued)
	California Public Finance Authority, University Housing Revenue Bonds, National Campus Community Development - Claremont Properties LLC Claremont Colleges Project, Series 2017A:
$ 165	5.000%, 7/01/37, 144A	7/27 at 100.00	Ba2	$177,710
1,700	5.000%, 7/01/47, 144A	7/27 at 100.00	Ba2	1,814,920
	California Statewide Communities Development Authority, Revenue Bonds, Lancer Educational Student Housing Project, Refunding Series 2016A:
1,000	5.000%, 6/01/36, 144A	6/26 at 100.00	N/R	1,065,010
2,090	5.000%, 6/01/46, 144A	6/26 at 100.00	N/R	2,214,146
	Independent Cities Finance Authority, California, Mobile Home Park Revenue Bonds, Augusta Communities Mobile Home Park, Series 2012A:
740	5.000%, 5/15/39	5/22 at 100.00	A+	785,340
1,010	5.000%, 5/15/47	5/22 at 100.00	A+	1,068,822
1,000	Independent Cities Finance Authority, California, Mobile Home Park Revenue Bonds, Palomar Estates West, Refunding Series 2015, 5.000%, 9/15/36	9/25 at 100.00	N/R	1,057,150
1,340	Independent Cities Lease Finance Authority, California, Mobile Home Park Refunding Bonds, Rancho Feliz and Las Casitas De Sonoma, Series 2012, 5.000%, 10/15/47	10/22 at 100.00	BBB	1,421,753
315	La Verne, California, Mobile Home Park Revenue Bonds, Copacabana Mobile Home Park, Refunding Series 2014, 5.000%, 6/15/49	6/24 at 100.00	A	332,246
2,110	Palmdale Housing Authority, California, Multifamily Housing Revenue Bonds, Impression, La Quinta, Park Vista & Summerwood Apartments, Series 2015, 5.250%, 6/01/45	6/25 at 100.00	N/R	2,183,555
455	Santa Clara County Housing Authority, California, Multifamily Housing Revenue Bonds, Blossom River Project, Series 1998A, 6.500%, 9/01/39 (Alternative Minimum Tax)	8/18 at 100.00	N/R	455,446
475	Wilson County Health and Educational Facilities Board, Tennessee, Senior Living Revenue Bonds, Rutland Place Inc. Project, Series 2015A, 5.500%, 1/01/46	8/18 at 100.00	N/R	444,966
22,340	Total Housing/Multifamily			23,808,667
	Industrials – 0.3%
2,915	California Pollution Control Financing Authority, Solid Waste Disposal Revenue Bonds, Aemerge Redpak Services, LLC., Series 2016, 7.000%, 12/01/27 (Alternative Minimum Tax), 144A	12/23 at 102.00	N/R	2,861,685
750	Western Reserve Port Authority, Ohio, Solid Waste Facility Revenue Bonds, Central Waste Inc., Series 2007A, 6.350%, 7/01/27 (Alternative Minimum Tax) (4)	7/19 at 100.00	N/R	7
3,665	Total Industrials			2,861,692
	Long-Term Care – 0.9%
3,000	ABAG Finance Authority for Nonprofit Corporations, California, Revenue Bonds, Episcopal Senior Communities, Series 2012A, 5.000%, 7/01/47	7/22 at 100.00	A-	3,196,440
3,700	California Statewide Communities Development Authority, Revenue Bonds, 899 Charleston Project, Refunding Series 2014A, 5.250%, 11/01/44, 144A	11/24 at 100.00	N/R	3,941,832
520	California Statewide Communities Development Authority, Revenue Bonds, American Baptist Homes of the West, Series 2010, 6.250%, 10/01/39	10/19 at 100.00	BBB+	546,983
1,000	California Statewide Communities Development Authority, Revenue Bonds, Terraces San Joaquin Gardens, Series 2012A, 5.625%, 10/01/32	10/22 at 100.00	N/R	1,077,470
8,220	Total Long-Term Care			8,762,725

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Tax Obligation/General – 10.6%
$ 1,000	Aromas-San Juan Unified School District, San Benito, Santa Cruz and Monterey Counties, California, General Obligation Bonds, Series 2013B, 0.000%, 8/01/52 – AGM Insured	8/37 at 100.00	AA	$579,090
	Bakersfield City School District, Kern County, California, General Obligation Bonds, Series 2012C:
1,700	0.000%, 5/01/37 (6)	No Opt. Call	A+	1,033,345
6,925	0.000%, 5/01/42 (6)	5/40 at 100.00	A+	4,432,554
5,500	0.000%, 5/01/47 (6)	5/40 at 100.00	A+	3,460,930
1,250	California State, General Obligation Bonds, Tender Option Bond Trust 2015-XF1039, 14.091%, 10/01/44, 144A (IF) (5)	10/24 at 100.00	AA-	1,958,075
1,630	California State, General Obligation Bonds, Various Purpose Series 2013, 5.000%, 4/01/43	4/23 at 100.00	AA-	1,818,004
1,500	California State, General Obligation Bonds, Various Purpose Series 2015, 5.000%, 3/01/45 (UB) (5)	3/25 at 100.00	AA-	1,703,370
5,000	California State, General Obligation Bonds, Various Purpose Series 2017, 5.000%, 8/01/46 (UB)	8/26 at 100.00	AA-	5,789,250
	California State, General Obligation Bonds, Various Purpose, Tender Option Bond Trust 2015-XF1041:
750	10.461%, 11/01/44, 144A (IF) (5)	11/24 at 100.00	AA-	891,540
545	10.461%, 11/01/44, 144A (IF) (5)	11/24 at 100.00	AA-	647,852
1,250	10.461%, 11/01/44, 144A (IF) (5)	11/24 at 100.00	AA-	1,485,900
1,005	10.451%, 11/01/44, 144A (IF) (5)	11/24 at 100.00	AA-	1,194,422
4,610	Central Unified School District, Fresno County, California, General Obligation Bonds, Election 2008 Series 2013B, 0.000%, 8/01/37 – AGM Insured	8/22 at 44.31	A2	1,816,847
11,090	Cupertino Union School District, Santa Clara County, California, General Obligation Bonds, Election 2012, Series 2016C, 4.000%, 8/01/40 (UB) (5)	8/26 at 100.00	AA+	11,697,732
1,115	Denair Unified School District, Stanislaus County, California, General Obligation Bonds, Series 2002A, 0.000%, 8/01/26 – FGIC Insured	No Opt. Call	BBB	846,196
5,000	Fresno Unified School District, Fresno County, California, General Obligation Bonds, Crossover Refunding Series 2016B, 4.000%, 8/01/46 (UB) (5)	8/26 at 100.00	Aa3	5,161,550
4,560	Hartnell Community College District, Monterey County, California, General Obligation Bonds, Election 2016 Series 2017A, 4.000%, 8/01/47 (UB) (5)	8/27 at 100.00	AA	4,788,274
1,000	Illinois State, General Obligation Bonds, November Series 2017D, 5.000%, 11/01/27	No Opt. Call	BBB-	1,072,860
1,205	Jamul Dulzura Union School District, San Diego County, California, General Obligation Bonds, Election 1995 Series 2004A, 0.000%, 11/01/28 – NPFG Insured	No Opt. Call	Baa2	846,645
3,795	Lake Tahoe Unified School District, El Dorado County, California, General Obligation Bonds, Series 2010, 0.000%, 8/01/45 – AGM Insured (6)	No Opt. Call	A1	2,734,715
6,235	Long Beach Community College District, California, General Obligation Bonds, Capital Appreciation, Election 2008 Series 2008A, 0.000%, 6/01/30 – AGM Insured	No Opt. Call	AA	4,286,126
3,915	Marin Healthcare District, Marin County, California, General Obligation Bonds, 2013 Election, Series 2017A, 4.000%, 8/01/47 (UB) (5)	8/27 at 100.00	Aa2	4,133,105
1,000	Montebello Unified School District, Los Angeles County, California, General Obligation Bonds, Election 1998 Series 2004, 0.000%, 8/01/26 – FGIC Insured	No Opt. Call	Baa2	759,530

Nuveen California High Yield Municipal Bond Fund (continued)
Portfolio of Investments    as of May 31, 2018
(Unaudited)
Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Tax Obligation/General (continued)
$ 5,000	Montebello Unified School District, Los Angeles County, California, General Obligation Bonds, Election 2016 Series 2016A, 4.000%, 8/01/46 (UB) (5)	8/26 at 100.00	A1	$5,190,300
650	Newman-Crows Landing Unified School District, Stanislaus County, California, General Obligation Bonds, 2008 Election, Series 2010B, 0.000%, 8/01/49 – AGM Insured	No Opt. Call	A1	462,319
2,000	Northern Inyo County Local Hospital District, California, General Obligation Bonds, Election 2005 Series 2009, 0.000%, 11/01/38 – AGC Insured	No Opt. Call	AA	887,700
2,250	Orland Joint Unified School District, Glenn and Tehama Counties, California, General Obligation Bonds, 2008 Election, Series 2012B, 0.000%, 8/01/51 – AGM Insured	8/37 at 100.00	AA	1,364,400
1,350	Paso Robles Joint Unified School District, San Luis Obispo and Monteray Counties, California, General Obligation Bonds, Election 2006 Series 2010A, 0.000%, 9/01/34	No Opt. Call	Aa3	746,658
5,000	Pittsburg Unified School District, Contra Costa County, California, General Obligation Bonds, Refunding Series 2016, 4.000%, 8/01/40 (UB) (5)	8/26 at 100.00	Aa3	5,259,350
4,725	River Delta Unified School District, School Facilities Improvement District 2, Sacramento and Solano Counties, California, General Obligation Bonds, Election 2004 Series 2008, 0.000%, 4/01/48 – AGM Insured	No Opt. Call	AA	1,419,768
10,000	San Diego Unified School District, San Diego County, California, General Obligation Bonds, Election of 2012 Series 2013C, 4.000%, 7/01/42 (UB)	7/23 at 100.00	AA-	10,419,400
1,980	San Diego Unified School District, San Diego County, California, General Obligation Bonds, Tender Option Bond 2016-XF2355, 10.810%, 7/01/38, 144A (IF) (5)	7/23 at 100.00	AA-	2,338,717
7,655	Savanna Elementary School District, Orange County, California, General Obligation Bonds, Election 2008 Series 2012B, 0.000%, 2/01/52 – AGM Insured (6)	No Opt. Call	A2	5,247,273
	Southwestern Community College District, San Diego County, California, General Obligation Bonds, Election of 2008, Series 2011C:
1,500	0.000%, 8/01/41	No Opt. Call	Aa2	617,865
5,730	0.000%, 8/01/46	No Opt. Call	AA-	1,809,992
2,145	Turlock Unified School District, Stanislaus and Merced Counties, California, General Obligation Bonds, Elementary School Facilities Improvement District 1, 2016 Election Series 2017, 4.000%, 8/01/46 – AGM Insured	8/26 at 100.00	Aa3	2,237,492
1,880	Walnut Valley Unified School District, Los Angeles County, California, General Obligation Bonds, Election 2000 Series 2003D, 0.000%, 8/01/28 – FGIC Insured	No Opt. Call	AA-	1,400,450
123,445	Total Tax Obligation/General			102,539,596
	Tax Obligation/Limited – 36.2%
1,000	Adelanto Community Facilities District Number 2006-2, San Bernadino County, California, Special Tax Bonds, Series 2015A, 5.000%, 9/01/45	9/25 at 100.00	N/R	1,078,570
1,650	Alameda Community Facilities District No. 13-1, California, Alameda Landing Public Improvements, Special Tax Bonds, Series 2016, 5.000%, 9/01/46	9/24 at 102.00	N/R	1,819,075
	Anaheim Public Financing Authority, California, Lease Revenue Bonds, Public Improvement Project, Series 1997C:
330	0.000%, 9/01/28 – AGM Insured	No Opt. Call	A2	234,115
240	0.000%, 9/01/30 – AGM Insured	No Opt. Call	A2	156,190
4,475	0.000%, 9/01/34 – AGM Insured	No Opt. Call	A2	2,408,848
4,305	0.000%, 9/01/35 – AGM Insured	No Opt. Call	A2	2,211,823

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Tax Obligation/Limited (continued)
$ 435	Arvin Community Redevelopment Agency, California, Tax Allocation Bonds, Arvin Redevelopment Project, Series 2005, 5.125%, 9/01/35	8/18 at 100.00	N/R	$435,030
930	Azusa, California, Special Tax Bonds, Community Facilities District 2005-1 Rosedale Improvement Area 1, Series 2007, 5.000%, 9/01/37	9/18 at 100.00	N/R	934,557
1,035	Beaumont Financing Authority, California, Local Agency Revenue Bonds, Improvement Area 17A, Series 2013B, 5.000%, 9/01/34	9/23 at 100.00	N/R	1,114,871
1,875	Beaumont Financing Authority, California, Local Agency Revenue Bonds, Improvement Area 19A, Series 2015B, 5.000%, 9/01/35	9/25 at 100.00	N/R	2,055,956
1,000	Beaumont Financing Authority, California, Local Agency Revenue Bonds, Improvement Area 20 Series 2012B, 5.950%, 9/01/35	9/22 at 100.00	N/R	1,106,120
2,600	Beaumont Financing Authority, California, Local Agency Revenue Bonds, Improvement Area 7A-1, Series 2015A, 5.000%, 9/01/45	9/25 at 100.00	N/R	2,835,274
1,900	Blythe Redevelopment Agency Successor Agency, California, Tax Allocation Bonds, Redevelopment Project 1, Refunding Series 2015, 5.000%, 5/01/38	11/25 at 100.00	N/R	2,047,231
	Brea Redevelopment Agency, Orange County, California, Tax Allocation Bonds, Project Area AB, Series 2003:
1,500	0.000%, 8/01/28 – AMBAC Insured	No Opt. Call	AA-	1,078,935
2,300	0.000%, 8/01/29 – AMBAC Insured	No Opt. Call	AA-	1,578,881
6,710	0.000%, 8/01/30 – AMBAC Insured	No Opt. Call	AA-	4,411,087
1,700	Brentwood Infrastructure Financing Authority, California, Infrastructure Revenue Bonds, Refunding Subordinated Series 2014B, 5.000%, 9/02/36	9/24 at 100.00	N/R	1,886,099
5,600	California Community College Financing Authority, Lease Revenue Bonds, Refunding Series 2003, 0.000%, 6/01/33 – AMBAC Insured	No Opt. Call	AA+	3,086,664
2,000	California State Public Works Board, Lease Revenue Bonds, Various Capital Projects, Series 2013I, 5.000%, 11/01/38	11/23 at 100.00	A+	2,242,820
2,000	California Statewide Communities Development Authority, Community Facilities District No. 2015-01, Improvement Area No. 2 University District, Special Tax Bonds, Series 2017, 5.000%, 9/01/47	9/27 at 100.00	N/R	2,200,180
2,000	California Statewide Communities Development Authority, Lease Revenue Bonds, Community Center Project, Series 2014, 5.000%, 10/01/34 – AGM Insured	10/24 at 100.00	AA	2,225,160
2,500	California Statewide Communities Development Authority, Special Tax Bonds, Community Facilities District 15-2 Rio Bravo, Series 2015A, 5.625%, 9/01/45	9/25 at 100.00	N/R	2,566,250
1,000	California Statewide Communities Development Authority, Special Tax Bonds, Community Facilities District 2007-1 Orinda Wilder Project, Refunding Series 2015, 5.000%, 9/01/37	9/25 at 100.00	N/R	1,095,170
1,000	California Statewide Communities Development Authority, Special Tax Bonds, Community Facilities District 2012-01, Fancher Creek, Series 2013A, 5.700%, 9/01/43	9/22 at 100.00	N/R	1,064,050
	California Statewide Communities Development Authority, Special Tax Bonds, Community Facilities District 2012-02, Manteca Lifestyle Center, Series 2013A:
1,000	5.000%, 9/01/33	9/23 at 100.00	N/R	1,076,670
2,000	5.125%, 9/01/42	9/23 at 100.00	N/R	2,161,260

Nuveen California High Yield Municipal Bond Fund (continued)
Portfolio of Investments    as of May 31, 2018
(Unaudited)
Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Tax Obligation/Limited (continued)
	California Statewide Communities Development Authority, Statewide Community Infrastructure Program Revenue Bonds, Refunding Series 2015R-1:
$ 3,650	5.000%, 9/02/35	9/25 at 100.00	N/R	$3,910,573
1,200	5.000%, 9/02/40	9/25 at 100.00	N/R	1,271,652
1,005	California Statewide Communities Development Authority, Statewide Community Infrastructure Program Revenue Bonds, Series 2011A, 8.000%, 9/02/41	9/21 at 100.00	N/R	1,053,682
2,275	California Statewide Communities Development Authority, Statewide Community Infrastructure Program Revenue Bonds, Series 2014A, 5.000%, 9/02/43	9/22 at 100.00	N/R	2,415,777
2,060	California Statewide Communities Development Authority, Statewide Community Infrastructure Program Revenue Bonds, Series 2014B, 5.000%, 9/02/44	9/24 at 100.00	N/R	2,169,221
	California Statewide Communities Development Authority, Statewide Community Infrastructure Program Revenue Bonds, Series 2016A:
1,030	5.000%, 9/02/36	9/26 at 100.00	N/R	1,094,231
2,250	5.000%, 9/02/45	9/26 at 100.00	N/R	2,366,190
	California Statewide Communities Development Authority, Statewide Community Infrastructure Program Revenue Bonds, Series 2016B:
1,690	5.000%, 9/02/36	9/26 at 100.00	N/R	1,817,426
3,310	5.000%, 9/02/46	9/26 at 100.00	N/R	3,525,944
490	California Statewide Communities Development Authority, Statewide Community Infrastructure Program Revenue Bonds, Series 2017A, 5.000%, 9/02/46	9/27 at 100.00	N/R	524,006
400	California Statewide Communities Development Authority, Statewide Community Infrastructure Program Revenue Bonds, Series 2017B, 5.000%, 9/02/47	9/27 at 100.00	N/R	440,048
1,775	California Statewide Communities Development Authority, Statewide Community Infrastructure Program Revenue Bonds, Series 2017C, 5.000%, 9/02/47	9/27 at 100.00	N/R	1,961,499
605	California Statewide Communities Development Authority, Statewide Community Infrastructure Program Revenue Bonds, Series 2018A, 5.000%, 9/02/47 (WI/DD, Settling 6/07/18)	9/28 at 100.00	N/R	651,682
650	Cathedral City Public Financing Authority, California, Tax Allocation Bonds, Merged Redevelopment Project Area, Series 2007A, 4.500%, 8/01/35 – AMBAC Insured	8/18 at 100.00	Ba1	650,358
850	Cathedral City Public Financing Authority, California, Tax Allocation Bonds, Merged Redevelopment Project Area, Series 2007C, 4.500%, 8/01/35	8/18 at 100.00	BBB-	850,162
315	Chino Public Financing Authority, California, Revenue Bonds, Refunding Series 2012, 5.000%, 9/01/38	9/22 at 100.00	N/R	337,696
1,540	Chino, California, Special Tax Bonds, Community Facilities District 2016-3, Series 2017, 5.000%, 9/01/47	9/24 at 103.00	N/R	1,692,799
320	City of Dublin, California, Community Facilities District No. 2015-1, Dublin Crossing, Improvement Area No. 1, Special Tax Bonds, Series 2017, 5.000%, 9/01/47	9/27 at 100.00	N/R	353,085
1,000	Compton Community Redevelopment Agency, California, Tax Allocation Revenue Bonds, Redevelopment Projects, Housing Second Lien Series 2010A, 5.500%, 8/01/30	8/20 at 100.00	N/R	1,053,760
500	Compton Community Redevelopment Agency, California, Tax Allocation Revenue Bonds, Redevelopment Projects, Second Lien Series 2010B, 5.750%, 8/01/26	8/20 at 100.00	N/R	529,905

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Tax Obligation/Limited (continued)
	Compton Public Finance Authority, California, Lease Revenue Bonds, Refunding & Various Capital Projects, Series 2008:
$ 505	5.000%, 9/01/22 – AMBAC Insured	9/18 at 100.00	N/R	$508,575
500	5.250%, 9/01/27 – AMBAC Insured	9/18 at 100.00	N/R	503,190
210	5.000%, 9/01/32 – AMBAC Insured	9/18 at 100.00	N/R	211,035
670	Corona, California, Special Tax Bonds, Community Facilities District 2002-1 Dos Lagos Improvement Area 1, Refunding Series 2017, 5.000%, 9/01/37	9/24 at 103.00	N/R	739,265
855	Corona, California, Special Tax Bonds, Community Facilities District 2002-1 Dos Lagos, Refunding Series 2017, 5.000%, 9/01/34	9/24 at 103.00	N/R	949,007
	Corona-Norco Unified School District, Riverside County, California, Special Tax Bonds, Community Facilities District 05-1, Series 2016:
1,500	5.000%, 9/01/36	9/26 at 100.00	N/R	1,679,175
1,000	4.000%, 9/01/45	9/26 at 100.00	N/R	1,020,380
3,210	County of Sacramento, California, McClellan Park Community Facilities District No. 2004-1, Special Tax Bonds, Series 2017, 5.000%, 9/01/40	9/27 at 100.00	N/R	3,584,543
	Dana Point, California, Special Tax Bonds, Community Facilities District No. 2006-1, Series 2014:
250	5.000%, 9/01/38	9/23 at 100.00	N/R	264,488
1,250	5.000%, 9/01/45	9/23 at 100.00	N/R	1,318,788
990	Davis Redevelopment Agency, California, Tax Allocation Bonds, Davis Redevelopment Project, Subordinate Series 2011A, 7.000%, 12/01/36	12/21 at 100.00	A+	1,152,132
1,800	Eastern Municipal Water District, California, Special Tax Bonds, Community Facilities District 2001-01 French Valley Improvement Area A, Series 2015, 5.000%, 9/01/36	9/25 at 100.00	N/R	1,959,282
250	El Dorado County, California, Special Tax Bonds, Community Facilities District 2005-2, Series 2006, 5.100%, 9/01/36	9/18 at 100.00	N/R	250,968
430	Fairfield, California, Community Facilities District 2007-1 Special Tax Bonds, Fairfield Commons Project, Series 2008, 6.875%, 9/01/38	9/18 at 100.00	N/R	435,091
	Fillmore, California, Special Tax Bonds, Community Facilities District 5, Improvement Area, Series 2015A:
1,500	5.000%, 9/01/40	9/23 at 102.00	N/R	1,630,320
2,530	5.000%, 9/01/45	9/23 at 102.00	N/R	2,743,456
	Folsom, California, Special Tax Bonds, Community Facilities District 16 Islands at Parkshore Improvement Area 1, Series 2018:
500	4.000%, 9/01/43	9/18 at 103.00	N/R	502,905
1,545	4.000%, 9/01/48	9/18 at 103.00	N/R	1,547,503
1,350	Fontana, California, Community Facilities District No. 22, Special Tax Refunding Bonds, Sierra Hills South, Series 2014, 5.000%, 9/01/34	9/24 at 100.00	N/R	1,462,590
2,305	Fullerton, California, Special Tax Bonds, Community Facilities District 2 Amerige Heights, Series 2014, 5.000%, 9/01/44	9/23 at 100.00	N/R	2,436,339
	Golden State Tobacco Securitization Corporation, California, Enhanced Tobacco Settlement Asset-Backed Revenue Bonds, Refunding Series 2015A:
5,000	5.000%, 6/01/40 (UB) (5)	6/25 at 100.00	A+	5,643,300
2,000	5.000%, 6/01/45 (UB) (5)	6/25 at 100.00	A+	2,253,280

Nuveen California High Yield Municipal Bond Fund (continued)
Portfolio of Investments    as of May 31, 2018
(Unaudited)
Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Tax Obligation/Limited (continued)
$ 3,750	Golden State Tobacco Securitization Corporation, California, Tobacco Settlement Asset-Backed Bonds, Tender Option Bond Trust 2015-XF1038, 13.918%, 6/01/45, 144A (IF) (5)	6/25 at 100.00	A+	$5,649,487
500	Government of Guam, Business Privilege Tax Bonds, Series 2012B-1, 5.000%, 1/01/42	1/22 at 100.00	A	515,310
	Guam Government Department of Education, Certificates of Participation, John F. Kennedy High School Project, Series 2010A:
880	6.625%, 12/01/30	12/20 at 100.00	B+	909,559
1,175	6.875%, 12/01/40	12/20 at 100.00	B+	1,217,359
	Hercules Redevelopment Agency, California, Tax Allocation Bonds, Merged Project Area, Series 2005:
1,000	5.000%, 8/01/25 – AMBAC Insured	8/18 at 100.00	N/R	1,015,330
1,000	5.000%, 8/01/35 – AMBAC Insured	8/18 at 100.00	N/R	1,010,980
	Hercules Redevelopment Agency, California, Tax Allocation Bonds, Merged Project Area, Series 2007A:
365	4.625%, 8/01/37 – AMBAC Insured	8/37 at 100.00	N/R	365,759
745	4.750%, 8/01/42 – AMBAC Insured	8/18 at 100.00	N/R	746,617
150	5.000%, 8/01/42 – AMBAC Insured	8/18 at 100.00	N/R	150,354
	Hesperia Public Financing Authority, California, Redevelopment and Housing Projects Tax Allocation Bonds, Series 2007A:
1,350	5.500%, 9/01/22 – SYNCORA GTY Insured	8/18 at 100.00	N/R	1,353,604
1,000	5.500%, 9/01/27 – SYNCORA GTY Insured	8/18 at 100.00	N/R	1,002,730
1,105	5.000%, 9/01/31 – SYNCORA GTY Insured	8/18 at 100.00	N/R	1,116,625
1,920	5.000%, 9/01/37 – SYNCORA GTY Insured	8/18 at 100.00	N/R	1,921,862
1,935	Hesperia Unified School District, San Bernardino County, California, Certificates of Participation, Refunding Series 2016, 5.000%, 2/01/41 – BAM Insured	2/26 at 100.00	AA	2,172,618
1,990	Hesperia, California, Special Tax Bonds, Community Facilities District 2005-1 Belgate Development Restructuring Series 2014, 5.000%, 9/01/35	9/24 at 100.00	N/R	2,171,110
1,035	Imperial, California, Special Tax Bonds, Community Facilities District 2005-1 Springfield, Series 2015A, 5.000%, 9/01/36	9/25 at 100.00	N/R	1,110,213
500	Indio Redevelopment Agency, California, Tax Allocation Bonds, Merged Area Redevelopment Project, Subordinate Lien Refunding Series 2008A, 5.250%, 8/15/28	8/18 at 100.00	BBB+	503,250
620	Indio, California, Special Tax Bonds, Community Facilities District 2004-3 Terra Lago, Improvement Area 1, Series 2015, 5.000%, 9/01/35	9/25 at 100.00	N/R	665,868
	Inglewood Public Financing Authority, California, Lease Revenue Bonds, Refunding Series 2012:
2,530	0.000%, 8/01/23	No Opt. Call	A2	2,115,206
1,600	0.000%, 8/01/25	No Opt. Call	A2	1,167,968
1,050	0.000%, 8/01/28	8/22 at 66.37	A2	618,765
2,430	0.000%, 8/01/33	No Opt. Call	A2	976,471
1,650	0.000%, 8/01/35	No Opt. Call	A2	564,960
200	Irvine Unified School District, Orange County, California, Special Tax Bonds, Community Facilities District 09-1, Series 2017B, 5.000%, 9/01/47	9/27 at 100.00	N/R	222,502

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Tax Obligation/Limited (continued)
$ 795	Irvine, California, Limited Obligation Improvement Bonds, Reassessment District 15-2, Series 2015, 5.000%, 9/02/42	9/25 at 100.00	N/R	$873,888
845	Irvine, California, Special Tax Bonds, Community Facilities District 2004-1 Central Park, Series 2015A, 5.000%, 9/01/45	9/25 at 100.00	N/R	923,154
500	Irvine, California, Special Tax Bonds, Community Facilities District 2013-3 Great Park, Improvement Area 1, Refunding Series 2014, 5.000%, 9/01/39	9/24 at 100.00	N/R	541,115
2,000	Irvine, California, Special Tax Bonds, Community Facilities District 2013-3 Great Park, Improvement Area 4, Series 2016, 4.000%, 9/01/49	9/23 at 103.00	N/R	2,018,100
	Jurupa Community Services District, California, Special Tax Bonds, Community Facilities District 37 Eastvale Improvement Area 1,Series 2016:
600	3.125%, 9/01/40	9/21 at 103.00	N/R	534,546
500	3.250%, 9/01/46	9/21 at 103.00	N/R	443,855
	Jurupa Community Services District, California, Special Tax Bonds, Community Facilities District 37 Eastvale Improvement Area 2,Series 2016A:
500	3.125%, 9/01/40	9/21 at 103.00	N/R	445,455
700	3.250%, 9/01/46	9/21 at 103.00	N/R	621,397
1,400	Jurupa Community Services District, California, Special Tax Bonds, Community Facilities District 43, Series 2016, 5.000%, 9/01/45	9/26 at 100.00	N/R	1,526,112
1,000	Jurupa Public Financing Authority, California, Special Tax Revenue Bonds, Series 2015A, 5.000%, 9/01/43	9/25 at 100.00	A+	1,097,180
1,000	Jurupa Unified School District, California, Special Tax Bonds, Community Facilities District 11 Improvement Area B, Series 2017A, 4.000%, 9/01/47	9/24 at 103.00	N/R	1,012,300
3,380	Jurupa Unified School District, California, Special Tax Bonds, Community Facilities District 9, Series 2015A, 5.000%, 9/01/45	9/25 at 100.00	N/R	3,676,865
1,000	Lake Elsinore Facilities Financing Authority, California, Local Agency Revenue Bonds, Series 2017, 4.000%, 9/01/44	9/24 at 103.00	N/R	1,017,760
335	Lake Elsinore Public Financing Authority, California, Local Agency Revenue Bonds, Canyon Hills Improvement Area C, Series 2012C, 5.000%, 9/01/37	9/22 at 100.00	N/R	357,901
1,400	Lake Elsinore Public Financing Authority, California, Local Agency Revenue Bonds, Refunding Series 2015, 5.000%, 9/01/40	9/25 at 100.00	N/R	1,536,052
	Lake Elsinore Redevelopment Agency, California, Special Tax Bonds, Community Facilities District 13-1, Series 2017:
800	4.000%, 9/01/42	9/24 at 103.00	N/R	807,976
1,000	4.000%, 9/01/47	9/24 at 103.00	N/R	1,005,330
1,220	Lake Elsinore Unified School District, California, Special Tax Bonds, Community Facilities District 2004-2, Series 2005, 5.350%, 9/01/35	8/18 at 100.00	N/R	1,225,649
1,000	Lake Elsinore Unified School District, California, Special Tax Bonds, Community Facilities District 2006-2 Improvement Area B, Series 2018, 4.000%, 9/01/48	9/24 at 100.00	N/R	1,004,340
3,000	Lammersville Joint Unified School District, San Joaquin County, California, Special Tax Bonds, Community Facilities District 2002 Mountain House, Series 2013, 5.000%, 9/01/37	9/22 at 100.00	N/R	3,167,310
2,500	Lammersville Joint Unified School District, San Joaquin County, California, Special Tax Bonds, Community Facilities District 2014-1 Improvement Area 1 Mountain House School Facilities, Series 2017, 5.000%, 9/01/47	9/27 at 100.00	N/R	2,750,225

Nuveen California High Yield Municipal Bond Fund (continued)
Portfolio of Investments    as of May 31, 2018
(Unaudited)
Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Tax Obligation/Limited (continued)
$ 2,000	Lammersville School District, California, Special Tax Refunding Bonds, Community Facilities District 2002 Mountain House, Series 2012, 5.375%, 9/01/32	9/22 at 100.00	N/R	$2,112,420
1,000	Lathrop, California, Limited Obligation Improvement Bonds, Crossroads Assessment District, Series 2015, 5.000%, 9/02/40	9/25 at 100.00	N/R	1,089,860
	Lee Lake Public Financing Authority, California, Junior Lien Revenue Bonds, Series 2013B:
795	5.125%, 9/01/28	9/23 at 100.00	N/R	859,896
395	5.250%, 9/01/32	9/23 at 100.00	N/R	426,347
	Lincoln, California, Special Tax Bonds, Community Facilities District 2005-1 Sorrento Project, Series 2014A:
600	5.000%, 9/01/34	9/24 at 100.00	N/R	649,338
935	5.000%, 9/01/39	9/24 at 100.00	N/R	1,006,462
1,825	5.000%, 9/01/43	9/24 at 100.00	N/R	1,961,309
1,545	Long Beach, California, Marina Revenue Bonds, Alamitos Bay Marina Project, Series 2015, 5.000%, 5/15/45	5/25 at 100.00	BBB	1,696,781
2,615	Los Alamitos Unified School District, Orange County, California, Certificates of Participation, Series 2012, 0.000%, 8/01/42 (6)	8/29 at 100.00	AA-	2,404,048
1,695	Lower Magnolia Green Community Development Authority, Virginia, Special Assessment Bonds, Series 2015, 5.000%, 3/01/45, 144A	3/25 at 100.00	N/R	1,722,984
1,275	Lynwood Redevelopment Agency, California, Project A Revenue Bonds, Subordinate Lien Series 2011A, 7.250%, 9/01/38	9/21 at 100.00	A-	1,479,676
2,022	Manteca Unified School District, San Joaquin County, California, Certificates of Participation, Series 2004, 0.000%, 9/15/33 – NPFG Insured	No Opt. Call	Baa2	1,158,202
	Menifee Union School District Public Financing Authority, California, Special Tax Revenue Bonds, Series 2016A:
735	5.000%, 9/01/36 – BAM Insured	9/25 at 100.00	AA	822,906
1,100	5.000%, 9/01/38 – BAM Insured	9/25 at 100.00	AA	1,225,521
	Menifee Union School District, Riverside County, California, Special Tax Bonds, Community Facilities District 2006-1, Series 2014:
500	4.125%, 9/01/39	9/18 at 103.00	N/R	506,430
500	4.250%, 9/01/44	9/18 at 103.00	N/R	508,755
	Menifee Union School District, Riverside County, California, Special Tax Bonds, Community Facilities District 2011-1, Improvement Area 1, Series 2015:
2,000	5.000%, 9/01/39	9/24 at 100.00	N/R	2,152,860
500	4.250%, 9/01/44	9/24 at 100.00	N/R	512,935
1,000	5.000%, 9/01/44	9/24 at 100.00	N/R	1,074,690
1,000	Menifee Union School District, Riverside County, California, Special Tax Bonds, Community Facilities District 2014-2, Series 2017, 5.000%, 9/01/47	9/24 at 103.00	N/R	1,093,310
	Merced Redevelopment Agency, California, Tax Allocation Bonds, Merced Redevelopment Project 2, Series 2003A:
1,890	0.000%, 12/01/21 – AMBAC Insured	No Opt. Call	N/R	1,726,987
1,055	0.000%, 12/01/23 – AMBAC Insured	No Opt. Call	N/R	895,357

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Tax Obligation/Limited (continued)
$ 850	Moorpark, California, Special Tax Bonds, Community Facilities District 2004-1, Refunding Junior Lien Series 2014B, 5.000%, 9/01/33	9/24 at 100.00	N/R	$925,361
1,000	Moreno Valley, California, Special Tax Bonds, Community Facilities District 5, Series 2007, 5.000%, 9/01/37	9/18 at 100.00	N/R	1,003,050
1,310	Murrieta Valley Unified School District Public Finance Authority, Riverside County, California, Refunding Bonds Series 2013, 5.000%, 9/01/33	9/23 at 100.00	N/R	1,398,766
825	Murrieta, California, Special Tax Bonds, Community Facilities District 2005-5 Golden City Improvement Area A, Series 2017, 5.000%, 9/01/46	9/27 at 100.00	N/R	908,259
415	Novato Redevelopment Agency, California, Tax Allocation Bonds, Hamilton Field Redevelopment Project, Series 2011, 6.750%, 9/01/40	9/21 at 100.00	A-	467,913
1,265	Oakdale Public Financing Authority, California, Revenue Bonds, Refunding Series 2015, 5.000%, 9/01/35	9/25 at 100.00	N/R	1,367,731
2,500	Oakley Public Financing Authority, Contra Costa County, California, Revenue Bonds, Refunding Series 2014, 5.000%, 9/02/36 – BAM Insured	9/24 at 100.00	AA	2,800,825
1,250	Oceanside, California, Special Tax Bonds, Community Facilities District 2006-1, Pacific Coast Business Park, Series 2017, 5.000%, 9/01/38	9/25 at 102.00	N/R	1,402,100
	Ontario, California, Special Tax Bonds, Community Facilities District 24 Park Place Facilities Phase I, Series 2016:
1,000	5.000%, 9/01/41	9/26 at 100.00	N/R	1,095,290
1,300	5.000%, 9/01/46	9/26 at 100.00	N/R	1,419,041
1,200	Ontario, California, Special Tax Bonds, Community Facilities District 28 New Haven Facilities - Area A, Series 2017, 5.000%, 9/01/47	9/24 at 103.00	N/R	1,309,152
	Ontario, California, Special Tax Bonds, Community Facilities District 30 New Haven Facilities - Area B, Series 2017:
700	4.000%, 9/01/42	9/24 at 103.00	N/R	708,064
1,170	4.000%, 9/01/48	9/24 at 103.00	N/R	1,178,951
2,000	Orange County, California, Special Tax Bonds, Community Facilities District 2015-1 Esencia Village, Series 2015A, 5.250%, 8/15/45	8/25 at 100.00	N/R	2,222,220
3,530	Palm Desert, California, Limited Obligation Improvement Bonds, Section 29 Assessment District 2004-02, Series 2007, 5.100%, 9/02/37	9/18 at 100.00	N/R	3,547,050
	Palm Desert, California, Special Tax Bonds, Community Facilities District 2005-1 University Park, Series 2006:
190	5.000%, 9/01/21	9/18 at 100.00	N/R	189,200
285	5.300%, 9/01/32	9/18 at 100.00	N/R	285,000
740	5.450%, 9/01/32	9/18 at 100.00	N/R	740,259
1,095	5.500%, 9/01/36	9/18 at 100.00	N/R	1,095,164
1,600	Palm Drive Health Care District, Sonoma County, California, Certificates of Participation, Parcel Tax Secured Financing Program, Series 2010, 7.500%, 4/01/35	8/18 at 102.00	CCC+	1,586,192
1,395	Palm Drive Health Care District, Sonoma County, California, Parcel Tax Revenue Bonds, Series 2005, 5.250%, 4/01/30	8/18 at 100.00	CCC+	1,379,278
500	Palm Springs Financing Authority, California, Lease Revenue Bonds, Downtown Revitalization Project, Series 2012B, 5.000%, 6/01/35	6/22 at 100.00	AA	547,805

Nuveen California High Yield Municipal Bond Fund (continued)
Portfolio of Investments    as of May 31, 2018
(Unaudited)
Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Tax Obligation/Limited (continued)
$ 1,230	Palmdale Community Redevelopment Agency, California, Tax Allocation Bonds, Merged Redevelopment Project Areas, Series 2002, 0.000%, 12/01/30 – AMBAC Insured	No Opt. Call	AA-	$803,288
1,195	Palmdale, California, Special Tax Bonds, Community Facilities District 2005-1, Series 2005, 6.750%, 9/01/35	8/18 at 100.00	N/R	1,173,968
980	Patterson Public Financing Authority, California, Revenue Bonds, Community Facilities District 2001-1, Senior Series 2013A, 5.750%, 9/01/39	9/23 at 100.00	N/R	1,084,213
985	Perris Joint Powers Authority, California, Local Agency Revenue Bonds, Community Facilities District 2001-1 May Farms Improvement Area 6 &7, Refunding Series 2014E, 4.250%, 9/01/38	9/24 at 100.00	N/R	1,012,688
1,110	Perris Joint Powers Authority, California, Local Agency Revenue Bonds, Community Facilities District 2006-1, Meritage Homes, Refunding Series 2014B, 5.000%, 9/01/38	9/23 at 100.00	N/R	1,190,142
	Pittsburg Redevelopment Agency, California, Tax Allocation Bonds, Los Medanos Community Development Project, Series 1999:
2,990	0.000%, 8/01/27 – AMBAC Insured	No Opt. Call	A	2,243,726
2,500	0.000%, 8/01/28 – AMBAC Insured	No Opt. Call	A	1,798,225
1,000	Poway Unified School District Public Financing Authority, California, Special Tax Revenue Bonds, Series 2014, 5.000%, 10/01/41 – BAM Insured	10/23 at 100.00	AA	1,091,540
1,430	Poway Unified School District Public Financing Authority, California, Special Tax Revenue Refunding Bonds, Series 2015B, 4.000%, 9/01/36 – BAM Insured	9/25 at 100.00	AA	1,477,176
560	Poway Unified School District, San Diego County, California, Special Tax Bonds, Community Facilities District 15 Del Sur East Improvement Area C, Series 2016, 5.000%, 9/01/41	9/26 at 100.00	N/R	618,817
1,200	Rancho Cardova, California, Special Tax Bonds, Community Facilities District 2005-1 Sunridge North Douglas Series 2015, 5.000%, 9/01/40	9/25 at 100.00	N/R	1,308,588
1,190	Rancho Cardova, California, Special Tax Bonds, Community Facilities District 2005-1 Sunridge North Douglas Series 2018, 4.000%, 9/01/42	9/24 at 103.00	N/R	1,202,793
3,000	Rancho Cordova, California, Special Tax Bonds, Community Facilities District 2003-1 Sunridge Anatolia Area, Junior Lien Series 2014, 5.650%, 10/01/38	8/18 at 100.00	N/R	3,004,830
	Redwood City Redevelopment Agency, California, Tax Allocation Bonds, Project Area 2, Series 2003A:
1,755	0.000%, 7/15/29 – AMBAC Insured	No Opt. Call	A	1,205,246
1,260	0.000%, 7/15/31 – AMBAC Insured	No Opt. Call	A	787,122
1,250	Riverside County Asset Leasing Corporation, California, Lease Revenue Bonds, Capital Project, Tender Option Bond Trust 2015-XF1020, 14.865%, 11/01/45, 144A (IF) (5)	11/25 at 100.00	A+	2,028,137
1,295	Riverside County Asset Leasing Corporation, California, Leasehold Revenue Bonds, Riverside County Hospital Project, Series 1997, 0.000%, 6/01/26 – NPFG Insured	No Opt. Call	A1	1,015,940
	Riverside County Redevelopment Agency Successor Agency, California, Tax Allocation Bonds, Desert Communities Redevelopment Project, Refunding Series 2014A:
650	5.000%, 10/01/30 – AGM Insured	10/24 at 100.00	AA	738,394
1,380	5.000%, 10/01/32 – AGM Insured	10/24 at 100.00	AA	1,559,938
3,160	Riverside County Redevelopment Agency Successor Agency, California, Tax Allocation Bonds, Interstate 215 Corridor Redevelopment Project Area, Refunding Series 2014E, 4.000%, 10/01/37 – AGM Insured	10/24 at 100.00	AA	3,277,900

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Tax Obligation/Limited (continued)
$ 955	Riverside County Redevelopment Agency Successor Agency, California, Tax Allocation Bonds, Redevelopment Project Area 1, Refunding Series 2014A, 5.000%, 10/01/30 – AGM Insured	10/24 at 100.00	AA	$1,084,870
2,000	Riverside County Redevelopment Agency Successor Agency, California, Tax Allocation Bonds, Refunding Series 2014A, 5.000%, 10/01/34 – AGM Insured	10/24 at 100.00	AA	2,247,180
2,115	Riverside County, California, Special Tax Bonds, Community Facilities District 03-1 Newport Road, Series 2014, 5.000%, 9/01/30	9/24 at 100.00	N/R	2,335,045
870	Riverside County, California, Special Tax Bonds, Community Facilities District 04-2 Lake Hill Crest, Series 2012, 5.000%, 9/01/35	9/22 at 100.00	N/R	925,567
	Riverside County, California, Special Tax Bonds, Community Facilities District 05-8 Scott Road, Series 2013:
660	5.000%, 9/01/32	9/22 at 100.00	N/R	703,230
2,000	5.000%, 9/01/42	9/22 at 100.00	N/R	2,113,960
	Riverside County, California, Special Tax Bonds, Community Facilities District 07-2 Clinton Keith, Series 2017:
1,000	5.000%, 9/01/42	9/27 at 100.00	N/R	1,106,690
535	5.000%, 9/01/45	9/27 at 100.00	N/R	590,314
	Riverside Public Financing Authority, California, Tax Allocation Bonds, University Corridor/Sycamore Canyon Merged Redevelopment Project, Arlington Redevelopment Project, Hunter Park/Northside Redevelopment Project, Magnolia Center Redevelopment Project:
2,000	4.500%, 8/01/30 – NPFG Insured	8/18 at 100.00	Baa2	2,003,400
510	5.000%, 8/01/37 – NPFG Insured	8/18 at 100.00	Baa2	511,066
	Rocklin Unified School District, Placer County, California, Special Tax Bonds, Community Facilities District 2, Series 2007:
1,010	0.000%, 9/01/34 – NPFG Insured	No Opt. Call	Baa2	541,077
1,155	0.000%, 9/01/35 – NPFG Insured	No Opt. Call	Baa2	591,418
995	Rocklin, Placer County, California, Special Tax Bonds, Community Facilities District 10 Whitney Ranch, Series 2015, 5.000%, 9/01/39	9/25 at 100.00	N/R	1,087,028
935	Rohnert Park Community Development Agency, California, Tax Allocation Bonds, Series 1999, 0.000%, 8/01/33	No Opt. Call	Baa2	526,873
3,775	Romoland School District, California, Special Tax Bonds, Community Facilities District 2004-1 Heritage Lake Improvement Area 3, Series 2013, 5.000%, 9/01/43	9/23 at 100.00	N/R	4,053,180
1,120	Romoland School District, California, Special Tax Bonds, Community Facilities District 2006-1, Series 2017, 5.000%, 9/01/44	9/27 at 100.00	N/R	1,234,867
820	Romoland School District, California, Special Tax Bonds, Community Facilities District 91-1, Series 2017, 5.000%, 9/01/41	9/27 at 100.00	N/R	914,989
885	Roseville, California, Special Tax Bonds, Community Facilities District 1 Diamond Creek, Series 2007, 5.000%, 9/01/37	9/18 at 100.00	N/R	890,142
1,500	Roseville, California, Special Tax Bonds, Community Facilities District 1 Fiddyment Ranch, Refunding Series 2017, 5.000%, 9/01/35	9/27 at 100.00	N/R	1,668,765
1,050	Roseville, California, Special Tax Bonds, Community Facilities District 1 Hewlett Pakard Campus Oaks, Series 2016, 5.500%, 9/01/46	9/26 at 100.00	N/R	1,155,714

Nuveen California High Yield Municipal Bond Fund (continued)
Portfolio of Investments    as of May 31, 2018
(Unaudited)
Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Tax Obligation/Limited (continued)
$ 1,645	Roseville, California, Special Tax Bonds, Community Facilities District 1 The Fountains, Refunding Series 2016, 5.000%, 9/01/38	9/26 at 100.00	N/R	$1,812,823
1,100	Roseville, California, Special Tax Bonds, Community Facilities District 1 Westbrook, Series 2014, 5.000%, 9/01/34	9/24 at 100.00	N/R	1,191,102
500	Roseville, California, Special Tax Bonds, Community Facilities District 1 Westpark, Refunding Series 2015, 5.000%, 9/01/33	9/25 at 100.00	N/R	558,080
1,500	Roseville, California, Special Tax Bonds, Community Facilities District 5 Fiddyment Ranch Public Facilities, Series 2017, 5.000%, 9/01/47, 144A	9/27 at 100.00	N/R	1,604,085
230	Sabal Palm Community Development District, Florida, Special Assessment Bonds, Series 2016, 5.500%, 11/01/46	11/26 at 100.00	N/R	233,388
1,510	Sacramento City Financing Authority California, Lease Revenue Bonds, Master Lease Program Facilities Projects, Tender Option Bond Trust 2016-XG0100, 15.064%, 12/01/33 – AMBAC Insured, 144A (IF) (5)	No Opt. Call	A+	3,026,191
	Sacramento City Financing Authority, California, Tax Allocation Revenue Bonds, Merged Downtown Sacramento and Oak Park Projects, Series 2005A:
4,295	0.000%, 12/01/31 – FGIC Insured	No Opt. Call	Baa2	2,612,133
4,435	0.000%, 12/01/32 – FGIC Insured	No Opt. Call	Baa2	2,573,941
1,235	Sacramento County, California, Special Tax Bonds, Community Facilities District 2005-2 North Vineyard Station 1, Series 2016, 5.000%, 9/01/40	9/26 at 100.00	N/R	1,359,142
330	Sacramento, California, Special Tax Bonds, Community Facilities District 05-1 College Square, Series 2007, 5.900%, 9/01/37	9/18 at 100.00	N/R	332,211
	Sacramento, California, Special Tax Bonds, North Natomas Community Facilities District 7, Series 2017-01:
710	5.000%, 9/01/37, 144A	9/24 at 103.00	N/R	753,651
1,900	5.000%, 9/01/47, 144A	9/24 at 103.00	N/R	2,009,345
428	Saint Louis, Missouri, Tax Increment Financing Revenue Bonds, Grace Lofts Redevelopment Projects, Series 2007A, 6.000%, 3/27/26	9/18 at 100.00	N/R	226,840
505	San Bernardino County Financing Authority, California, Revenue Bonds, Courthouse Facilities Project, Series 2007, 5.500%, 6/01/37 – NPFG Insured	No Opt. Call	Baa2	550,516
550	San Bernardino County, California, Special Tax Bonds, Community Facilities District 2006-1 Lytle Creek North Improvement Area 1, Series 2015, 5.000%, 9/01/40	9/25 at 100.00	N/R	597,575
1,200	San Bernardino County, California, Special Tax Bonds, Community Facilities District 2006-1 Lytle Creek North Improvement Area 5, Series 2017, 4.000%, 9/01/48	9/24 at 103.00	N/R	1,207,320
345	San Clemente, California, Special Tax Revenue Bonds, Community Facilities District 2006-1 Marblehead Coastal, Series 2015, 5.000%, 9/01/46	9/25 at 100.00	N/R	375,760
	San Diego County, California, Special Tax Bonds, Community Facilities District 2008-01 Harmony Grove Village Improvement Area 1, Series 2018A:
1,300	4.000%, 9/01/43	9/24 at 103.00	N/R	1,308,944
1,500	4.000%, 9/01/48	9/24 at 103.00	N/R	1,504,530
1,000	San Francisco City and County Redevelopment Agency Successor Agency, California, Special Tax Bonds, Community Facilities District 7, Hunters Point Shipyard Phase One Improvements, Refunding Series 2014, 5.000%, 8/01/39	8/24 at 100.00	N/R	1,088,760

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Tax Obligation/Limited (continued)
$ 1,250	San Francisco City and County Redevelopment Agency Successor Agency, California, Tax Allocation Bonds, Mission Bay South Redevelopment Project, Series 2014A, 5.000%, 8/01/43	8/24 at 100.00	A-	$1,402,262
22,610	San Francisco City and County Redevelopment Agency Successor Agency, California, Tax Allocation Bonds, Mission Bay South Redevelopment Project, Subordinate Series 2016D, 0.000%, 8/01/43, 144A	8/21 at 33.74	N/R	6,447,468
405	San Francisco, California, Community Facilities District 6, Mission Bay South Public Improvements, Special Tax Refunding Bonds, Series 2013A, 5.000%, 8/01/33	8/22 at 100.00	N/R	438,903
250	San Jacinto Unified School District Financing Authority, Riverside County, California, Special Tax Bonds, Refunding Series 2017, 5.000%, 9/01/35	9/24 at 103.00	N/R	275,103
	San Jacinto Unified School District, California, Community Facilities District 2003-1 Infrastructure Projects, Series 2016:
600	3.250%, 9/01/41	9/18 at 103.00	N/R	542,436
1,000	3.375%, 9/01/46	9/18 at 103.00	N/R	905,790
1,000	San Jacinto, California, Special Tax Bonds, Community Facilities District 2002-1 Rancho San Jacinto Phase 2, Series 2016, 5.000%, 9/01/34	9/26 at 100.00	N/R	1,124,050
1,000	San Marcos Public Facilities Authority, California, Special Tax Revenue Bonds, Refunding Series 2014A, 5.000%, 9/01/33 – AGM Insured	9/24 at 100.00	AA	1,123,320
250	Santa Ana Financing Authority, California, Lease Revenue Bonds, Police Administration and Housing Facility, Series 1994A, 6.250%, 7/01/24	No Opt. Call	Baa2	288,203
1,245	Saugus/Hart School Facilities Financing Authority, California, Special Tax Bonds, Community Facilities District 2006-1, Series 2016, 5.000%, 9/01/41	3/26 at 100.00	N/R	1,368,853
1,000	South Tahoe Joint Powers Financing Authority, California, Revenue Bonds, South Tahoe Redevelopment Project Area 1, Series 2014A, 4.000%, 10/01/34 – AGM Insured	10/24 at 100.00	AA	1,039,630
2,500	Stockton, California, Special Tax Bonds, Arch Road Community Facilities District 99-02, Refunding Series 2007, 5.875%, 9/01/37	9/19 at 100.00	N/R	2,500,800
5,000	Sulphur Springs Union School District, California, Special Tax Bonds, Community Facilities District 2002-1, Series 2014A, 5.000%, 9/01/39	3/24 at 100.00	BBB+	5,438,300
1,335	Sulphur Springs Union School District, California, Special Tax Bonds, Community Facilities District 2006-1, Series 2018, 5.000%, 9/01/43	9/24 at 103.00	N/R	1,469,047
	Tejon Ranch Public Facilities Financing Authority, California, Special Tax Bonds, Community Facilities District 2000-1, Tejon Industrial Complex Public Improvements, Refunding Series 2012:
1,635	5.500%, 9/01/30	9/22 at 100.00	N/R	1,759,423
500	5.500%, 9/01/33	9/22 at 100.00	N/R	535,205
2,000	Tejon Ranch Public Facilities Financing Authority, California, Special Tax Bonds, Community Facilities District 2008-1 Tejon Industrial Complex East 2012B, 5.250%, 9/01/42	3/23 at 100.00	N/R	2,102,460
2,000	Tejon Ranch Public Facilities Financing Authority, California, Special Tax Bonds, Community Facilities District 2008-1, Tejon Industrial Complex Public Improvements-East, Series 2015A, 5.000%, 9/01/45	9/25 at 100.00	N/R	2,175,660
1,055	Temecula Public Financing Authority, California, Special Tax Bonds, Community Facilities District 16-01, Series 2017, 6.250%, 9/01/47, 144A	9/27 at 100.00	N/R	1,074,876

Nuveen California High Yield Municipal Bond Fund (continued)
Portfolio of Investments    as of May 31, 2018
(Unaudited)
Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Tax Obligation/Limited (continued)
$ 2,075	Temecula Valley Unified School District Financing Authority, Riverside County, California, Special Tax Revenue Bonds, Series 2015, 5.000%, 9/01/40 – BAM Insured	3/25 at 100.00	AA	$2,305,097
400	Temecula Valley Unified School District, Riverside County, California, Special Tax Bonds, Community Facilities District 2011-1, Series 2014, 4.250%, 9/01/44	9/24 at 100.00	N/R	409,228
605	Tustin, California, Special Tax Bonds, Community Facilities District 06-1 Tustin Legacy/Columbus Villages, Refunding Series 2015A, 5.000%, 9/01/37	9/25 at 100.00	BBB+	686,155
900	Tustin, California, Special Tax Bonds, Community Facilities District 14-1 Tustin Legacy/Standard Pacific, Refunding Series 2015A, 5.000%, 9/01/45	9/25 at 100.00	N/R	989,883
700	Victor Valley Union High School District, San Bernardino County, California, Special Tax Bonds, Community Facilities District 2007-1, Series 2013, 5.000%, 9/01/43	9/23 at 100.00	N/R	748,118
600	West Hollywood Community Development Commission, California, Tax Allocation Revenue Bonds, East Side Redevelopment Project Series 2011A, 7.500%, 9/01/42	9/21 at 100.00	A-	705,954
	West Patterson Financing Authority, California, Special Tax Bonds, Community Facilities District 2015-1 Arambel-KDN, Refunding Series 2015:
350	5.250%, 9/01/35	9/25 at 100.00	N/R	366,044
785	5.250%, 9/01/45	9/25 at 100.00	N/R	810,214
3,690	West Sacramento Financing Authority, California, Special Tax Revenue Bonds, Series 2014, 5.500%, 9/01/31	9/22 at 102.00	N/R	4,119,700
2,805	West Sacramento, California, Special Tax Bonds, Community Facilities District 27 Bridge District, Refunding Series 2016, 5.000%, 9/01/40	9/26 at 100.00	N/R	3,072,288
605	West Sacramento, California, Special Tax Bonds, Community Facilities District 27 Bridge District, Series 2017, 5.000%, 9/01/47	9/27 at 100.00	N/R	665,554
2,155	Western Placer Unified School District, Placer County, California, Certificates of Participation, Refinancing Project, Series 2017, 4.000%, 8/01/49 – AGM Insured (UB) (5)	8/27 at 100.00	AA	2,243,872
465	Western Riverside Water and Wastewater Financing Authority, California, Local Agency Revenue Bonds, Refunding Series 2016A, 5.000%, 9/01/44	9/26 at 100.00	BBB+	517,354
500	Westminster Redevelopment Agency, California, Tax Allocation Bonds, Commercial Redevelopment Project 1, Subordinate Lien Series 2011A, 5.875%, 11/01/41	11/21 at 100.00	A+	558,610
1,445	William S. Hart Union High School District, Los Angeles County, California, Special Tax Bonds, Community Facilities District 2015-1, Series 2017, 5.000%, 9/01/47	9/26 at 100.00	N/R	1,583,763
2,000	Woodland, California, Special Tax Bonds, Community Facilities District 2004-1 Spring Lake, Refunding & Capital Projects Series 2016, 4.000%, 9/01/45	9/26 at 100.00	N/R	2,023,740
290	Yorkville United City Business District, Illinois, Storm Water and Water Improvement Project Revenue Bonds, Series 2007, 6.000%, 1/01/27 (7)	1/19 at 100.00	N/R	153,700
135	Yuba County, California, Special Tax Bonds, Community Facilities District 2004-1 Edgewater, Series 2005, 5.125%, 9/01/35	9/18 at 100.00	N/R	135,004
368,575	Total Tax Obligation/Limited			351,031,406
	Transportation – 9.4%
2,000	Alameda Corridor Transportation Authority, California, Revenue Bonds, Refunding Second Subordinate Lien Series 2016B, 4.000%, 10/01/35 – AGM Insured	10/26 at 100.00	BBB	2,101,120
4,000	Bay Area Toll Authority, California, Revenue Bonds, San Francisco Bay Area Toll Bridge, Subordinate Fixed Rate Series 2017S-7, 4.000%, 4/01/49 (UB) (5)	4/27 at 100.00	A1	4,203,320

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Transportation (continued)
$ 3,000	Foothill/Eastern Transportation Corridor Agency, California, Toll Road Revenue Bonds, Refunding Junior Lien Series 2013C, 6.250%, 1/15/33	1/24 at 100.00	BB+	$3,517,110
	Foothill/Eastern Transportation Corridor Agency, California, Toll Road Revenue Bonds, Refunding Senior Lien Series 2015A:
6,255	0.000%, 1/15/33	No Opt. Call	BBB-	3,412,290
3,000	0.000%, 1/15/35 – AGM Insured	No Opt. Call	BBB-	1,566,360
	Foothill/Eastern Transportation Corridor Agency, California, Toll Road Revenue Bonds, Refunding Series 2013A:
5,000	0.000%, 1/15/37 – AGM Insured	No Opt. Call	BBB-	2,374,850
1,775	5.000%, 1/15/42 – AGM Insured	1/24 at 100.00	AA	1,949,411
1,030	5.750%, 1/15/46	1/24 at 100.00	BBB-	1,174,736
9,570	Foothill/Eastern Transportation Corridor Agency, California, Toll Road Revenue Bonds, Refunding Term Rate Sub-Series 2013B-1, 3.950%, 1/15/53	7/27 at 100.00	BBB-	9,635,363
	Guam International Airport Authority, Revenue Bonds, Series 2013C:
745	6.250%, 10/01/34 (Alternative Minimum Tax)	10/23 at 100.00	BBB	842,155
500	6.125%, 10/01/43 – AGM Insured (Alternative Minimum Tax)	10/23 at 100.00	A2	576,080
33,890	Los Angeles Department of Airports, California, Revenue Bonds, Los Angeles International Airport, Subordinate Lien Series 2016A, 5.000%, 5/15/42 (Alternative Minimum Tax) (UB)	5/26 at 100.00	A1	38,292,311
	Palm Springs Financing Authority, California, Palm Springs International Airport Revenue Bonds, Series 2006:
25	5.450%, 7/01/20 (Alternative Minimum Tax)	8/18 at 100.00	N/R	25,008
40	5.550%, 7/01/28 (Alternative Minimum Tax)	8/18 at 100.00	N/R	39,785
	Palm Springs, California, Airport Passenger Facility Charge Subordinate Refunding Revenue Bonds, Palm Springs International Airport, Series 2008:
250	6.400%, 7/01/23 (Alternative Minimum Tax)	8/18 at 100.00	N/R	250,210
315	6.500%, 7/01/27 (Alternative Minimum Tax)	8/18 at 100.00	N/R	315,170
1,290	San Francisco Airports Commission, California, Revenue Bonds, San Francisco International Airport, Tender Option Bond Trust Series 2015-XF1032, 13.863%, 5/01/44, 144A (IF) (5)	5/24 at 100.00	A+	1,882,691
	San Joaquin Hills Transportation Corridor Agency, Orange County, California, Toll Road Revenue Bonds, Refunding Junior Lien Series 2014B:
5,000	5.250%, 1/15/44	1/25 at 100.00	BBB-	5,481,500
2,000	5.250%, 1/15/49	1/25 at 100.00	BBB-	2,186,460
	San Joaquin Hills Transportation Corridor Agency, Orange County, California, Toll Road Revenue Bonds, Refunding Senior Lien Series 2014A:
8,250	5.000%, 1/15/44	1/25 at 100.00	BBB	9,000,172
1,650	5.000%, 1/15/50	1/25 at 100.00	BBB	1,793,930
50	San Joaquin Hills Transportation Corridor Agency, Orange County, California, Toll Road Revenue Bonds, Refunding Series 1997A, 0.000%, 1/15/31 – NPFG Insured	No Opt. Call	Baa2	30,946

Nuveen California High Yield Municipal Bond Fund (continued)
Portfolio of Investments    as of May 31, 2018
(Unaudited)
Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Transportation (continued)
	Stockton Public Financing Authority, California, Lease Revenue Bonds, Parking & Capital Projects, Series 2004:
$ 305	5.125%, 9/01/30 – FGIC Insured	8/18 at 100.00	Baa2	$305,049
235	5.250%, 9/01/34 – FGIC Insured	8/18 at 100.00	Baa2	235,042
90,175	Total Transportation			91,191,069
	U.S. Guaranteed – 4.9% (8)
790	Antelope Valley Healthcare District, California, Revenue Bonds, Series 2011A, 6.875%, 3/01/26 (Pre-refunded 3/01/21)	3/21 at 100.00	N/R	873,851
1,125	Bay Area Toll Authority, California, Revenue Bonds, San Francisco Bay Area Toll Bridge, Tender Option Bond Trust 2015-XF2179, 14.368%, 4/01/39 (Pre-refunded 4/01/19), 144A (IF) (5)	4/19 at 100.00	Aa3	1,257,637
85	California Municipal Finance Authority, Mobile Home Park Revenue Bonds, Caritas Projects Series 2010A, 6.400%, 8/15/45 (Pre-refunded 8/15/20)	8/20 at 100.00	BBB	92,454
1,370	California Municipal Finance Authority, Mobile Home Park Revenue Bonds, Caritas Projects Series 2010B, 7.250%, 8/15/45 (Pre-refunded 8/15/20)	8/20 at 100.00	N/R	1,512,110
1,500	California Municipal Finance Authority, Revenue Bonds, Biola University, Refunding Series 2008A, 5.875%, 10/01/34 (Pre-refunded 10/01/18)	10/18 at 100.00	Baa1	1,521,840
750	California Municipal Finance Authority, Revenue Bonds, Eisenhower Medical Center, Series 2010A, 5.750%, 7/01/40 (Pre-refunded 7/01/20)	7/20 at 100.00	Baa2	811,500
1,055	California Municipal Finance Authority, Revenue Bonds, Emerson College, Series 2011, 5.000%, 1/01/28 (Pre-refunded 1/01/22)	1/22 at 100.00	N/R	1,174,078
	California Municipal Finance Authority, Revenue Bonds, Harbor Regional Center Project, Series 2009:
500	8.000%, 11/01/29 (Pre-refunded 11/01/19)	11/19 at 100.00	A3	543,495
1,040	8.500%, 11/01/39 (Pre-refunded 11/01/19)	11/19 at 100.00	A3	1,137,666
1,000	California Statewide Communities Development Authority, Recovery Zone Facility Bonds, SunEdison Huntington Beach Solar Projects, Series 2010, 7.500%, 1/01/31 (Pre-refunded 1/01/21)	1/21 at 100.00	N/R	1,140,330
1,340	California Statewide Communities Development Authority, Recovery Zone Facility Bonds, SunEdison Irvine Unified School District Solar Projects, Series 2010, 7.500%, 7/01/30 (Pre-refunded 1/01/20)	1/20 at 100.00	N/R	1,499,741
1,000	California Statewide Communities Development Authority, Revenue Bonds, Saint Joseph Health System, Tender Option Bond Trust 2016-XG0041, 15.682%, 7/01/47 (Pre-refunded 7/01/18) – AGM Insured, 144A (IF)	7/18 at 100.00	AA-	1,012,120
750	California Statewide Community Development Authority, Revenue Bonds, St. Joseph Health System, Series 2007C, 5.750%, 7/01/47 (Pre-refunded 7/01/18) – FGIC Insured	7/18 at 100.00	AA-	752,550
	Compton Public Finance Authority, California, Lease Revenue Bonds, Refunding & Various Capital Projects, Series 2008:
1,500	5.250%, 9/01/27 (Pre-refunded 9/01/18) – AMBAC Insured	9/18 at 100.00	N/R	1,513,950
625	5.000%, 9/01/32 (Pre-refunded 9/01/18) – AMBAC Insured	9/18 at 100.00	N/R	630,437

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	U.S. Guaranteed (8) (continued)
	Desert Hot Springs Redevelopment Agency, California, Tax Allocation Bonds, Merged Redevelopment Project, Series 2008A-2:
$ 1,610	5.000%, 9/01/23 (Pre-refunded 9/01/18)	9/18 at 100.00	B-	$1,624,007
2,010	5.600%, 9/01/38 (Pre-refunded 9/01/18)	9/18 at 100.00	B-	2,030,381
1,000	Fontana, California, Special Tax Bonds, Community Facilities District 31 Citrus Heights North, Series 2006, 5.000%, 9/01/36 (Pre-refunded 9/01/18)	9/18 at 100.00	N/R	1,001,750
8,840	Golden State Tobacco Securitization Corporation, California, Tobacco Settlement Asset-Backed Bonds, Series 2007A-1, 5.750%, 6/01/47 (Pre-refunded 7/05/18)	7/18 at 100.00	B3	8,884,200
	Guam Government Waterworks Authority, Water and Wastewater System Revenue Bonds, Series 2010:
1,000	5.250%, 7/01/25 (Pre-refunded 7/01/20)	7/20 at 100.00	A-	1,068,460
1,000	5.500%, 7/01/30 (Pre-refunded 7/01/20)	7/20 at 100.00	BBB-	1,073,530
	Guam Government, General Obligation Bonds, 2009 Series A:
1,000	6.750%, 11/15/29 (Pre-refunded 11/15/19)	11/19 at 100.00	N/R	1,068,900
1,500	7.000%, 11/15/39 (Pre-refunded 11/15/19)	11/19 at 100.00	N/R	1,608,675
70	Irvine Unified School District Financing Authority, Orange County, California, Special Tax Bonds, Group II, Series 2006A, 5.125%, 9/01/36 (Pre-refunded 9/01/18)	9/18 at 100.00	N/R	70,630
1,115	Jurupa Community Services District, California, Special Tax Bonds, Community Facilities District 25 Eastvale Area, Series 2008A, 8.375%, 9/01/28 (Pre-refunded 9/01/18)	9/18 at 100.00	N/R	1,133,654
	Lancaster Redevelopment Agency, California, Tax Allocation Bonds, Combined Redevelopment Project Areas Housing Programs, Series 2009:
955	6.875%, 8/01/39 (Pre-refunded 8/01/19)	8/19 at 100.00	N/R	1,012,558
710	6.875%, 8/01/39 (Pre-refunded 8/01/19)	8/19 at 100.00	BBB	752,792
160	Louisiana Local Government Environmental Facilities and Community Development Authority, Revenue Bonds, Southgate Suites Retail Project, Series 2007A, 6.000%, 12/15/37 (Pre-refunded 6/19/18) (4)	6/18 at 8.125	N/R	112,000
	March Joint Powers Redevelopment Agency, California, Tax Allocation Revenue Bonds, March Air Force Base Redevelopment Project, Series 2011A:
300	7.250%, 8/01/31 (Pre-refunded 8/01/21)	8/21 at 100.00	N/R	349,365
1,550	7.500%, 8/01/41 (Pre-refunded 8/01/21)	8/21 at 100.00	N/R	1,816,879
500	March Joint Powers Redevelopment Agency, California, Tax Allocation Revenue Bonds, March Air Force Base Redevelopment Project, Series 2011B, 7.500%, 8/01/41 (Pre-refunded 8/01/21)	8/21 at 100.00	N/R	586,935
65	Moreno Valley Unified School District, Riverside County, California, Special Tax Bonds, Community Facilities District 2004-5, Series 2006, 5.200%, 9/01/36 (Pre-refunded 9/01/18)	9/18 at 100.00	N/R	65,280
	Palomar Pomerado Health Care District, California, Certificates of Participation, Series 2009:
20	5.500%, 11/01/19 (ETM)	No Opt. Call	N/R	20,638
500	6.750%, 11/01/39 (Pre-refunded 11/01/19)	11/19 at 100.00	N/R	535,780
500	Palomar Pomerado Health Care District, California, Certificates of Participation, Series 2010, 6.000%, 11/01/41 (Pre-refunded 11/01/20)	11/20 at 100.00	BBB-	551,640

Nuveen California High Yield Municipal Bond Fund (continued)
Portfolio of Investments    as of May 31, 2018
(Unaudited)
Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	U.S. Guaranteed (8) (continued)
$ 1,500	Pittsburg Redevelopment Agency, California, Tax Allocation Bonds, Los Medanos Community Development Project, Refunding Series 2008A, 6.500%, 9/01/28 (Pre-refunded 9/01/18)	9/18 at 100.00	N/R	$1,518,270
500	Riverside County Redevelopment Agency, California, Tax Allocation Bonds, Interstate 215 Corridor Redevelopment Project Area, Series 2010E, 6.500%, 10/01/40 (Pre-refunded 10/01/20)	10/20 at 100.00	A-	555,075
205	Riverside County Redevelopment Agency, California, Tax Allocation Housing Bonds, Series 2011A, 7.125%, 10/01/42 (Pre-refunded 10/01/21)	10/21 at 100.00	A3	239,637
250	Santa Ana Financing Authority, California, Lease Revenue Bonds, Police Administration and Housing Facility, Series 1994A, 6.250%, 7/01/24 (ETM)	No Opt. Call	Baa2	292,562
530	Turlock Public Financing Authority, California, Tax Allocation Revenue Bonds, Series 2011, 7.250%, 9/01/29 (Pre-refunded 3/01/21)	3/21 at 100.00	A-	607,836
650	Twentynine Palms Redevelopment Agency, California, Tax Allocation Bonds, Four Corners Project Area, Series 2011A, 7.650%, 9/01/42 (Pre-refunded 9/01/21)	9/21 at 100.00	BBB+	768,963
500	Union City Community Redevelopment Agency, California, Tax Allocation Revenue Bonds, Redevelopment Project, Subordinate Lien Series 2011, 6.875%, 12/01/33 (Pre-refunded 12/01/21)	12/21 at 100.00	A+	585,870
500	Victor Elementary School District, Los Angeles County, California, Community Facilities District 2005-1 Special Tax Bonds, Series 2007A, 5.500%, 9/01/37 (Pre-refunded 9/01/18)	9/18 at 100.00	N/R	500,665
995	Wisconsin Public Finance Authority, Revenue Bonds, SearStone Retirement Community of Cary North Carolina, Series 2012A, 8.625%, 6/01/47 (Pre-refunded 6/01/22)	6/22 at 100.00	N/R	1,223,979
44,465	Total U.S. Guaranteed			47,134,670
	Utilities – 2.3%
4,445	Guam Power Authority, Revenue Bonds, Refunding Series 2017A, 5.000%, 10/01/40	10/27 at 100.00	BBB-	4,803,356
25	Long Beach Bond Finance Authority, California, Natural Gas Purchase Revenue Bonds, Series 2007A, 5.500%, 11/15/28	No Opt. Call	A-	30,170
700	Long Beach Bond Finance Authority, California, Natural Gas Purchase Revenue Bonds, Series 2007B, 3.000%, 11/15/26 (3-Month LIBOR*67% Reference Rate + 1.430% Spread ) (9)	No Opt. Call	A-	711,081
	Los Angeles Department of Water and Power, California, Power System Revenue Bonds, Series 2016B:
1,790	5.000%, 7/01/42 (UB) (5)	1/26 at 100.00	AA	2,063,673
2,240	5.000%, 7/01/45 (UB) (5)	1/26 at 100.00	AA	2,572,573
7,565	Los Angeles Department of Water and Power, California, Power System Revenue Bonds, Series 2017A, 5.000%, 7/01/42 (UB) (5)	1/27 at 100.00	AA	8,844,620
50	M-S-R Energy Authority, California, Gas Revenue Bonds, Citigroup Prepay Contracts, Series 2009A, 6.500%, 11/01/39	No Opt. Call	BBB+	71,041
1,000	M-S-R Energy Authority, California, Gas Revenue Bonds, Citigroup Prepay Contracts, Series 2009B, 6.500%, 11/01/39	No Opt. Call	BBB+	1,420,820

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Utilities (continued)
	Southern California Public Power Authority, Natural Gas Project 1 Revenue Bonds, Series 2007A:
$ 1,000	5.000%, 11/01/29	No Opt. Call	BBB+	$1,174,020
720	5.000%, 11/01/33	No Opt. Call	BBB+	865,922
19,535	Total Utilities			22,557,276
	Water and Sewer – 3.9%
750	Atwater Public Financing Authority, California, Wastewater Revenue Bonds, Refunding Series 2017A, 5.000%, 5/01/43 – AGM Insured	5/27 at 100.00	AA	852,653
	California Pollution Control Financing Authority, Water Furnishing Revenue Bonds, Poseidon Resources Channelside LP Desalination Project, Series 2012:
200	5.000%, 7/01/37 (Alternative Minimum Tax), 144A	7/22 at 100.00	Baa3	213,884
2,000	5.000%, 11/21/45 (Alternative Minimum Tax), 144A	7/22 at 100.00	Baa3	2,133,320
	California Pollution Control Financing Authority, Water Furnishing Revenue Bonds, San Diego County Water Authority Desalination Project Pipeline, Series 2012:
1,975	5.000%, 7/01/37, 144A	8/18 at 100.00	Baa3	1,988,074
6,170	5.000%, 11/21/45, 144A	8/18 at 100.00	Baa3	6,276,556
500	Dinuba Financing Authority, California, Wastewater System Revenue Bonds, Series 2007, 5.375%, 9/01/38	8/18 at 100.00	N/R	500,960
	Guam Government Waterworks Authority, Water and Wastewater System Revenue Bonds, Series 2013:
500	5.250%, 7/01/33	7/23 at 100.00	A-	538,660
1,000	5.500%, 7/01/43	7/23 at 100.00	A-	1,088,350
	Guam Government Waterworks Authority, Water and Wastewater System Revenue Bonds, Series 2016:
370	5.000%, 7/01/36	7/26 at 100.00	A-	395,201
500	5.000%, 1/01/46	7/26 at 100.00	A-	530,300
10,000	Los Angeles Department of Water and Power, California, Waterworks Revenue Bonds, Series 2016A, 5.000%, 7/01/46 (UB)	1/26 at 100.00	Aa2	11,470,000
2,000	Los Angeles Department of Water and Power, California, Waterworks Revenue Bonds, Series 2017A, 4.000%, 7/01/47 (UB) (5)	1/27 at 100.00	Aa2	2,082,520
2,000	Los Angeles Department of Water and Power, California, Waterworks Revenue Bonds, Tender Option Bond Trust 2015-XF2053, 17.805%, 7/01/44, 144A (IF) (5)	7/24 at 100.00	AA	3,304,160
1,500	Pico Rivera Water Authority, California, Revenue Bonds, Refunding Water System Project, Series 1999A, 5.500%, 5/01/29 – NPFG Insured	No Opt. Call	Baa2	1,741,575
	San Joaquin County, California, Revenue Bonds, CSA County Service Area 31, Refunding Series 2018A:
1,250	5.000%, 8/01/38	8/28 at 100.00	N/R	1,366,550
1,500	5.000%, 8/01/42	8/28 at 100.00	N/R	1,634,595
1,250	Stockton Public Financing Authority, California, Water Revenue Bonds, Delta Water Supply Project, Series 2010A, 6.250%, 10/01/40	10/23 at 100.00	A3	1,480,925
33,465	Total Water and Sewer			37,598,283
$ 1,153,480	Total Municipal Bonds (cost $1,019,884,853)			1,067,513,216

Nuveen California High Yield Municipal Bond Fund (continued)
Portfolio of Investments    as of May 31, 2018
(Unaudited)
Shares	Description (1)	Value
	COMMON STOCKS – 0.4%
	Airlines – 0.4%
94,060	American Airlines Group Inc. (10)	$ 4,095,372
	Total Common Stocks (cost $2,851,418)	4,095,372

	Total Long-Term Investments (cost $1,022,736,271)	1,071,608,588
	Floating Rate Obligations – (14.1)%	(136,725,000)
	Other Assets Less Liabilities – 3.5% (11)	33,715,884
	Net Assets – 100%	$ 968,599,472
Investments in Derivatives
Futures Contracts
Description	Contract Position	Number of Contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation (Depreciation)	Variation Margin Receivable/ (Payable)
U.S Treasury 10-year Note	Short	(456)	9/18	$(54,957,501)	$(54,919,500)	$38,001	$(64,125)

Interest Rate Swaps - OTC Cleared
Notional Amount	Fund Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate (Annualized)	Fixed Rate Payment Frequency	Effective Date (12)	Maturity Date	Value	Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Variation Margin Receivable/ (Payable)
$41,000,000	Receive	3-Month LIBOR	2.201%	Quarterly	10/05/18	10/05/28	$2,493,206	$723	$2,492,483	$(34,489)
Fair Value Measurements
Fair value is defined as the price that would be received upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. A three-tier hierarchy is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The following is a summary of the three-tiered hierarchy of valuation input levels.
Level 1  –     Inputs are unadjusted and prices are determined using quoted prices in active markets for identical securities.
Level 2  –     Prices are determined using other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3  –     Prices are determined using significant unobservable inputs (including management’s assumptions in determining the fair value of investments).

The inputs or methodologies used for valuing securities are not an indication of the risks associated with investing in those securities. The following is a summary of the Fund’s fair value measurements as of the end of the reporting period:
	Level 1	Level 2	Level 3	Total
Long-Term Investments:
Municipal Bonds	$ —	$1,067,513,216	$ —	$1,067,513,216
Common Stocks	4,095,372	—	—	4,095,372
Investments in Derivatives*:
Futures Contracts	38,001	—	—	38,001
Interest Rate Swaps	—	2,492,483	—	2,492,483
Total	$4,133,373	$1,070,005,699	$ —	$1,074,139,072

*	Represents net unrealized appreciation (depreciation).
Income Tax Information
The following information is presented on an income tax basis. Differences between amounts for financial statement and federal income tax purposes are primarily due to timing differences in recognizing taxable market discount, timing differences in recognizing certain gains and losses on investment transactions and the treatment of investments in inverse floating rate securities reflected as financing transactions, if any. To the extent that differences arise that are permanent in nature, such amounts are reclassified within the capital accounts on the Statement of Assets and Liabilities presented in the annual report, based on their federal tax basis treatment; temporary differences do not require reclassification. Temporary and permanent differences do not impact the net asset value of the Fund.
The tables below present the cost and unrealized appreciation (depreciation) of the Fund's investment portfolio, as determined on a federal income tax basis, as of May 31, 2018.
For purposes of this disclosure, derivative tax cost is generally the sum of any upfront fees or premiums exchanged and any amounts unrealized for income statement reporting but realized in income and/or capital gains for tax reporting. If a particular derivative category does not disclose any tax unrealized appreciation or depreciation, the change in value of those derivatives have generally been fully realized for tax purposes.
Tax cost of investments	$884,736,657
Gross unrealized:
Appreciation	$ 58,405,372
Depreciation	(8,257,683)
Net unrealized appreciation (depreciation) of investments	$ 50,147,689

Tax cost of futures contracts	$38,001
Net unrealized appreciation (depreciation) of futures contracts	—

Tax cost of swaps	$ 723
Net unrealized appreciation (depreciation) of swaps	2,492,483

Nuveen California High Yield Municipal Bond Fund (continued)
Portfolio of Investments    as of May 31, 2018
(Unaudited)
(1)	All percentages shown in the Portfolio of Investments are based on net assets.
(2)	Optional Call Provisions: Dates (month and year) and prices of the earliest optional call or redemption. There may be other call provisions at varying prices at later dates. Certain mortgage-backed securities may be subject to periodic principal paydowns.
(3)	The ratings disclosed are the lowest of Standard & Poor’s Group (“Standard & Poor’s”), Moody’s Investors Service, Inc. (“Moody’s”) or Fitch, Inc. (“Fitch”) rating. Ratings below BBB by Standard & Poor’s, Baa by Moody’s or BBB by Fitch are considered to be below investment grade. Holdings designated N/R are not rated by any of these national rating agencies.
(4)	As of, or subsequent to, the end of the reporting period, this security is non-income producing. Non-income producing, in the case of a fixed-income security, generally denotes that the issuer has (1) defaulted on the payment of principal or interest, (2) is under the protection of the Federal Bankruptcy Court or (3) the Fund’s Adviser has concluded that the issue is not likely to meet its future interest payment obligations and has ceased accruing additional income on the Fund’s records.
(5)	Investment, or portion of investment, has been pledged to collateralize the net payment obligations for investments in inverse floating rate transactions.
(6)	Step-up coupon bond, a bond with a coupon that increases ("steps up"), usually at regular intervals, while the bond is outstanding. The rate shown is the coupon as of the end of the reporting period.
(7)	On July 1, 2014, the Fund's Adviser determined it was unlikely that this borrower would fulfill its entire obligation on this security, and therefore reduced the security's interest rate of accrual from 6.000% to 4.200%.
(8)	Backed by an escrow or trust containing sufficient U.S. Government or U.S. Government agency securities, which ensure the timely payment of principal and interest.
(9)	Variable rate security. The rate shown is the coupon as of the end of the reporting period.
(10)	On November 28, 2011, AMR Corp. (“AMR”), the parent company of American Airlines Group, Inc. (“AAL”) filed for federal bankruptcy protection. On December 9, 2013, AMR emerged from federal bankruptcy with the acceptance of its reorganization plan by the bankruptcy court. Under the settlement agreement established to meet AMR’s unsecured bond obligations, the bondholders, including the Fund, received a distribution of AAL preferred stock which was converted to AAL common stock over a 120-day period. Every 30 days, a quarter of the preferred stock was converted to AAL common stock based on the 5-day volume-weighted average price and the amount of preferred shares tendered during the optional preferred conversion period.
(11)	Other assets less liabilities includes the unrealized appreciation (depreciation) of certain over-the-counter (“OTC”) derivatives as well as the OTC cleared and exchange-traded derivatives, when applicable.
(12)	Effective date represents the date on which both the Fund and counterparty commence interest payment accruals on each contract.
144A	Investment is exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These investments may only be resold in transactions exempt from registration, which are normally those transactions with qualified institutional buyers.
ETM	Escrowed to maturity.
IF	Inverse floating rate security issued by a tender option bond (“TOB”) trust, the interest rate on which varies inversely with the Securities Industry Financial Markets Association (SIFMA) short-term rate, which resets weekly, or a similar short-term rate, and is reduced by the expenses related to the TOB trust.
LIBOR	London Inter-Bank Offered Rate
UB	Underlying bond of an inverse floating rate trust reflected as a financing transaction.
WI/DD	Investment, or portion of investment, purchased on a when-issued or delayed delivery basis.

Nuveen California Municipal Bond Fund
Portfolio of Investments    as of May 31, 2018
(Unaudited)
Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	LONG-TERM INVESTMENTS – 98.8%
	MUNICIPAL BONDS – 98.8%
	Consumer Staples – 5.1%
$ 1,105	California County Tobacco Securitization Agency, Tobacco Settlement Asset-Backed Bonds, Alameda County Tobacco Asset Securitization Corporation, Series 2002, 5.750%, 6/01/29	8/18 at 100.00	Baa1	$1,116,348
8,000	California County Tobacco Securitization Agency, Tobacco Settlement Asset-Backed Bonds, Gold Country Settlement Funding Corporation, Refunding Series 2006, 5.250%, 6/01/46	8/18 at 100.00	CCC	7,999,840
	California County Tobacco Securitization Agency, Tobacco Settlement Asset-Backed Bonds, Los Angeles County Securitization Corporation, Series 2006A:
2,480	5.600%, 6/01/36	12/18 at 100.00	B2	2,506,164
3,500	5.650%, 6/01/41	12/18 at 100.00	B2	3,532,620
5,000	5.700%, 6/01/46	12/18 at 100.00	B2	5,035,950
	California County Tobacco Securitization Agency, Tobacco Settlement Asset-Backed Bonds, Sonoma County Tobacco Securitization Corporation, Series 2005:
60	4.250%, 6/01/21	8/18 at 100.00	A	60,150
2,315	5.125%, 6/01/38	8/18 at 100.00	BB	2,320,857
8,000	Golden State Tobacco Securitization Corporation, California, Tobacco Settlement Asset-Backed Bonds, Senior Convertible Series 2007A-2, 5.300%, 6/01/37	6/22 at 100.00	B3	8,234,400
25,520	Golden State Tobacco Securitization Corporation, California, Tobacco Settlement Asset-Backed Bonds, Series 2007A-1, 5.125%, 6/01/47	8/18 at 100.00	B-	25,520,766
	Tobacco Securitization Authority of Northern California, Tobacco Settlement Asset-Backed Bonds, Series 2005A-1:
9,835	5.375%, 6/01/38	8/18 at 100.00	B-	9,851,719
3,105	5.500%, 6/01/45	8/18 at 100.00	B-	3,109,161
3,700	Tobacco Securitization Authority of Southern California, Tobacco Settlement Asset-Backed Bonds, San Diego County Tobacco Asset Securitization Corporation, Senior Series 2006A, 5.000%, 6/01/37	8/18 at 100.00	B2	3,709,324
72,620	Total Consumer Staples			72,997,299
	Education and Civic Organizations – 3.9%
5,000	California Educational Facilities Authority, Revenue Bonds, Chapman University, Series 2015, 5.000%, 4/01/40	4/25 at 100.00	A2	5,509,000
3,915	California Educational Facilities Authority, Revenue Bonds, Pepperdine University, Series 2015, 5.000%, 9/01/40	9/25 at 100.00	AA	4,464,823
3,000	California Educational Facilities Authority, Revenue Bonds, University of the Pacific, Refunding Series 2015, 5.000%, 11/01/36	11/25 at 100.00	A2	3,351,480

Nuveen California Municipal Bond Fund (continued)
Portfolio of Investments    as of May 31, 2018
(Unaudited)
Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Education and Civic Organizations (continued)
	California Infrastructure and Economic Development Bank, Revenue Bonds, The Walt Disney Family Museum, Refunding Series 2016:
$ 250	5.000%, 2/01/30	2/26 at 100.00	A+	$290,095
250	5.000%, 2/01/31	2/26 at 100.00	A+	289,158
1,500	California Municipal Finance Authority Charter School Revenue Bonds, Albert Einstein Academies Project, Series 2013A, 6.750%, 8/01/33	8/23 at 100.00	BB-	1,640,820
1,125	California Municipal Finance Authority, Charter School Revenue Bonds, Rocketship Education Multiple Projects, Series 2014A, 7.250%, 6/01/43	6/22 at 102.00	N/R	1,287,304
	California Municipal Finance Authority, Educational Facilities Revenue Bonds, OCEAA Project, Series 2008A:
810	6.750%, 10/01/28	10/18 at 100.00	N/R	813,248
1,500	7.000%, 10/01/39	10/18 at 100.00	N/R	1,504,485
250	California Municipal Finance Authority, Revenue Bonds, Biola University, Refunding Series 2008A, 5.000%, 10/01/18	No Opt. Call	Baa1	252,053
625	California Municipal Finance Authority, Revenue Bonds, Goodwill Industries of Sacramento Valley & Northern Nevada Project, Series 2012A, 5.750%, 1/01/22, 144A	No Opt. Call	N/R	652,000
1,275	California Municipal Finance Authority, Revenue Bonds, Goodwill Industries of Sacramento Valley & Northern Nevada Project, Series 2014A, 5.000%, 1/01/35	1/25 at 100.00	N/R	1,266,432
5,000	California Municipal Finance Authority, Revenue Bonds, Pomona College, Series 2017, 4.000%, 1/01/48	1/28 at 100.00	AAA	5,293,650
	California School Finance Authority, Charter School Revenue Bonds, Downtown College Prep - Obligated Group, Series 2016:
410	5.000%, 6/01/46, 144A	6/26 at 100.00	N/R	421,689
500	5.000%, 6/01/51, 144A	6/26 at 100.00	N/R	511,235
375	California School Finance Authority, Charter School Revenue Bonds, Kepler Neighborhood School, Series 2017A, 5.750%, 5/01/37, 144A	5/27 at 100.00	N/R	339,221
285	California School Finance Authority, Charter School Revenue Bonds, Rocketship Education - Obligated Group, Series 2016A, 5.000%, 6/01/36, 144A	6/25 at 100.00	N/R	296,762
750	California School Finance Authority, School Facility Revenue Bonds, Alliance for College-Ready Public Schools Project, Series 2015A, 5.000%, 7/01/45, 144A	7/25 at 100.00	BBB	812,122
830	California School Finance Authority, School Facility Revenue Bonds, Alliance for College-Ready Public Schools Project, Series 2016A, 5.000%, 7/01/46, 144A	7/25 at 100.00	BBB	900,367
5,235	California School Finance Authority, School Facility Revenue Bonds, Alliance for College-Ready Public Schools Project, Series 2016C, 5.250%, 7/01/52	7/25 at 101.00	BBB	5,742,010
	California School Finance Authority, School Facility Revenue Bonds, Value Schools, Series 2013:
2,000	6.900%, 7/01/43	7/23 at 100.00	BB+	2,202,800
4,040	7.000%, 7/01/48	7/23 at 100.00	BB+	4,475,431
500	California State Public Works Board, Lease Revenue Bonds, California State University, Various University Projects, Series 2010B-1, 5.400%, 3/01/26	3/20 at 100.00	Aa3	530,715
1,035	California State Public Works Board, Lease Revenue Refunding Bonds, Community College Projects, Series 2004B, 5.500%, 6/01/19	8/18 at 100.00	A+	1,037,981

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Education and Civic Organizations (continued)
$ 2,650	California State University, Systemwide Revenue Bonds, Refunding Series 2015A, 5.000%, 11/01/35	11/25 at 100.00	Aa2	$3,107,178
	California State University, Systemwide Revenue Bonds, Series 2016A:
3,445	4.000%, 11/01/38	5/26 at 100.00	Aa2	3,643,535
2,000	5.000%, 11/01/41	5/26 at 100.00	Aa2	2,330,200
1,700	California Statewide Communities Development Authority, School Facility Revenue Bonds, Alliance College-Ready Public Schools, Series 2011A, 7.000%, 7/01/46	7/21 at 100.00	BBB-	1,857,964
1,115	San Diego County, California, Limited Revenue Obligations, Sanford Burnham Prebys Medical Discovery Institute, Series 2015A, 5.000%, 11/01/28	11/25 at 100.00	A2	1,280,477
51,370	Total Education and Civic Organizations			56,104,235
	Health Care – 12.0%
430	California Health Facilities Financing Authority, California, Revenue Bonds, Sutter Health, Refunding Series 2015A, 5.000%, 8/15/43	8/25 at 100.00	AA-	487,065
36,500	California Health Facilities Financing Authority, California, Revenue Bonds, Sutter Health, Refunding Series 2016B, 5.000%, 11/15/46	11/26 at 100.00	AA-	41,910,760
2,290	California Health Facilities Financing Authority, California, Revenue Bonds, Sutter Health, Refunding Series 2017A, 5.000%, 11/15/48	11/27 at 100.00	AA-	2,654,087
6,750	California Health Facilities Financing Authority, California, Revenue Bonds, Sutter Health, Refunding Series 2018A, 5.000%, 11/15/48	11/27 at 100.00	AA-	7,823,182
10,845	California Health Facilities Financing Authority, California, Revenue Bonds, Sutter Health, Series 2016A, 5.000%, 11/15/41	11/25 at 100.00	AA-	12,344,863
500	California Health Facilities Financing Authority, Revenue Bonds, Adventist Health System/West, Series 2009C, 5.250%, 3/01/21	3/19 at 100.00	A	513,015
1,000	California Health Facilities Financing Authority, Revenue Bonds, Catholic Healthcare West, Series 2008G, 5.500%, 7/01/25	7/18 at 100.00	A	1,003,260
3,000	California Health Facilities Financing Authority, Revenue Bonds, Catholic Healthcare West, Series 2009F, 5.625%, 7/01/25	7/19 at 100.00	A	3,116,340
455	California Health Facilities Financing Authority, Revenue Bonds, Cedars-Sinai Medical Center, Refunding Series 2015, 5.000%, 11/15/32	11/25 at 100.00	Aa3	536,932
1,000	California Health Facilities Financing Authority, Revenue Bonds, Children's Hospital Los Angeles, Series 2012A, 5.000%, 11/15/29	11/22 at 100.00	BBB+	1,094,440
915	California Health Facilities Financing Authority, Revenue Bonds, Children's Hospital Los Angeles, Series 2017A, 5.000%, 8/15/47	8/27 at 100.00	BBB+	1,025,916
1,000	California Health Facilities Financing Authority, Revenue Bonds, Childrens Hospital of Orange County, Series 2009A, 6.500%, 11/01/38	11/19 at 100.00	A+	1,072,610
3,940	California Health Facilities Financing Authority, Revenue Bonds, El Camino Hospital, Refunding Series 2015A, 5.000%, 2/01/40	2/25 at 100.00	AA	4,387,072
830	California Health Facilities Financing Authority, Revenue Bonds, Lucile Salter Packard Children's Hospital, Series 2014A, 5.000%, 8/15/43	8/24 at 100.00	AA-	921,225
1,825	California Health Facilities Financing Authority, Revenue Bonds, Providence Health & Services, Series 2014B, 5.000%, 10/01/44	10/24 at 100.00	AA-	2,039,365
14,345	California Health Facilities Financing Authority, Revenue Bonds, Providence Saint Joseph Health, Refunding Series 2016A, 4.000%, 10/01/47	10/26 at 100.00	AA-	14,879,638

Nuveen California Municipal Bond Fund (continued)
Portfolio of Investments    as of May 31, 2018
(Unaudited)
Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Health Care (continued)
$ 6,000	California Health Facilities Financing Authority, Revenue Bonds, Rady Children's Hospital - San Diego, Series 2011, 5.000%, 8/15/31	8/21 at 100.00	AA	$6,529,320
200	California Health Facilities Financing Authority, Revenue Bonds, Scripps Health, Refunding Series 2008A, 5.000%, 10/01/22	10/18 at 100.00	AA	202,268
250	California Municipal Finance Authority, Revenue Bonds, Eisenhower Medical Center, Series 2017A, 5.000%, 7/01/42	7/27 at 100.00	Baa2	278,318
	California Municipal Finance Authority, Revenue Bonds, NorthBay Healthcare Group, Series 2017A:
1,810	5.250%, 11/01/36	11/26 at 100.00	BBB-	2,008,322
5,310	5.250%, 11/01/47	11/26 at 100.00	BBB-	5,847,478
5,000	California Public Finance Authority, Revenue Bonds, Sharp HealthCare, Series 2017A, 5.000%, 8/01/47	2/28 at 100.00	AA	5,711,200
5,295	California Statewide Communities Development Authority, California, Revenue Bonds, Loma Linda University Medical Center, Series 2014A, 5.250%, 12/01/34	12/24 at 100.00	BB+	5,796,754
	California Statewide Communities Development Authority, California, Revenue Bonds, Loma Linda University Medical Center, Series 2016A:
2,400	5.000%, 12/01/41, 144A	6/26 at 100.00	BB+	2,574,648
17,650	5.250%, 12/01/56, 144A	6/26 at 100.00	BB+	19,146,367
	California Statewide Communities Development Authority, Revenue Bonds, Adventist Health System/West, Series 2015A:
1,305	5.000%, 3/01/35	3/26 at 100.00	A	1,474,441
1,000	5.000%, 3/01/45	3/26 at 100.00	A	1,107,330
25	California Statewide Communities Development Authority, Revenue Bonds, Huntington Memorial Hospital, Refunding Series 2014B, 5.000%, 7/01/25	7/24 at 100.00	A-	28,623
	California Statewide Communities Development Authority, Revenue Bonds, John Muir Health, Series 2016A:
100	5.000%, 8/15/46	8/26 at 100.00	A+	113,656
235	5.000%, 8/15/51	8/26 at 100.00	A+	266,182
1,000	California Statewide Community Development Authority, Health Facility Revenue Bonds, Catholic Healthcare West, Series 2008C, 5.625%, 7/01/35	7/18 at 100.00	A	1,003,460
	California Statewide Community Development Authority, Health Revenue Bonds, Enloe Medical Center, Refunding Series 2008A:
125	5.250%, 8/15/19	8/18 at 100.00	AA-	125,889
500	5.500%, 8/15/23	8/18 at 100.00	AA-	503,920
	California Statewide Community Development Authority, Revenue Bonds, Daughters of Charity Health System, Series 2005A:
2,235	5.750%, 7/01/30	8/18 at 100.00	CCC	2,212,650
155	5.750%, 7/01/35	8/18 at 100.00	CCC	153,450
2,760	California Statewide Community Development Authority, Revenue Bonds, Daughters of Charity Health System, Series 2005G, 5.500%, 7/01/22	8/18 at 100.00	CCC	2,732,428
3,000	Kaweah Delta Health Care District, California, Revenue Bonds, Series 2015B, 5.000%, 6/01/40	6/25 at 100.00	A3	3,278,880

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Health Care (continued)
	Marysville, California, Revenue Bonds, Fremont-Rideout Health Group, Series 2011:
$ 2,040	5.250%, 1/01/27	1/21 at 100.00	A	$2,203,424
515	5.125%, 1/01/33	1/21 at 100.00	A	552,770
1,260	5.200%, 1/01/34	1/21 at 100.00	A	1,354,765
4,125	5.250%, 1/01/35	1/21 at 100.00	A	4,437,139
275	5.250%, 1/01/37	1/21 at 100.00	A	295,523
4,580	5.250%, 1/01/42	1/21 at 100.00	A	4,925,378
1,335	Northern Inyo County Local Hospital District, Inyo County, California, Revenue Bonds, Series 2010, 6.375%, 12/01/25	12/20 at 100.00	BB	1,388,267
1,580	Oak Valley Hospital District, Stanislaus County, California, Revenue Bonds, Series 2010A, 7.000%, 11/01/35	11/20 at 100.00	BB	1,634,826
157,690	Total Health Care			173,697,446
	Housing/Multifamily – 0.8%
1,580	California Municipal Finance Authority, Mobile Home Park Revenue Bonds, Caritas Projects Series 2012A, 5.500%, 8/15/47	8/22 at 100.00	BBB	1,711,298
1,000	California Municipal Finance Authority, Mobile Home Park Revenue Bonds, Caritas Projects Series 2012B, 7.250%, 8/15/47	8/22 at 100.00	A1	1,117,650
	California Municipal Finance Authority, Mobile Home Park Senior Revenue Bonds, Caritas Affordable Housing, Inc. Projects, Series 2014A:
170	5.250%, 8/15/39	8/24 at 100.00	BBB+	187,032
455	5.250%, 8/15/49	8/24 at 100.00	BBB+	497,402
3,975	California Statewide Community Development Authority, Multifamily Housing Revenue Senior Bonds, Westgate Courtyards Apartments, Series 2001X-1, 5.420%, 12/01/34 – AMBAC Insured (Alternative Minimum Tax)	6/18 at 100.00	N/R	3,978,061
1,800	Independent Cities Finance Authority, California, Mobile Home Park Revenue Bonds, Palomar Estates West, Refunding Series 2015, 5.000%, 9/15/25	No Opt. Call	N/R	1,950,642
1,485	San Dimas Housing Authority, California, Mobile Home Park Revenue Bonds, Charter Oak Mobile Home Estates Acquisition Project, Series 1998A, 5.700%, 7/01/28	7/18 at 100.00	N/R	1,487,198
900	San Jose, California, Multifamily Housing Senior Lien Revenue Bonds, Fallen Leaves Apartments, Series 2002J1, 4.950%, 12/01/22 – AMBAC Insured (Alternative Minimum Tax)	8/18 at 100.00	N/R	900,558
11,365	Total Housing/Multifamily			11,829,841
	Long-Term Care – 0.1%
1,275	California Health Facilities Financing Authority, Revenue Bonds, Northern California Presbyterian Homes & Services Inc., Refunding Series 2015, 5.000%, 7/01/44	7/25 at 100.00	AA-	1,419,241
560	California Statewide Community Development Authority, Revenue Bonds, Los Angeles Jewish Home for the Aging, Series 2008, 4.500%, 11/15/19	8/18 at 100.00	AA-	561,159
1,835	Total Long-Term Care			1,980,400
	Tax Obligation/General – 20.3%
1,000	Acalanes Union High School District, Contra Costa County, California, General Obligation Bonds, Refunding Series 2010A, 0.000%, 8/01/26	No Opt. Call	Aa1	806,070

Nuveen California Municipal Bond Fund (continued)
Portfolio of Investments    as of May 31, 2018
(Unaudited)
Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Tax Obligation/General (continued)
$ 4,000	Alum Rock Union Elementary School District, Santa Clara County, California, General Obligation Bonds, Refunding Series 2013A, 6.000%, 8/01/39	8/23 at 100.00	Aa3	$4,621,040
5,570	Bakersfield City School District, Kern County, California, General Obligation Bonds, Series 2012C, 0.000%, 5/01/42 (4)	5/40 at 100.00	A+	3,565,246
3,565	California State, General Obligation Bonds, Refunding Various Purpose Series 2016, 5.000%, 9/01/32	9/26 at 100.00	AA-	4,224,953
1,205	California State, General Obligation Bonds, Various Purpose Refunding Series 2014, 5.000%, 8/01/33	8/24 at 100.00	AA-	1,387,051
28,370	California State, General Obligation Bonds, Various Purpose Refunding Series 2015, 5.000%, 8/01/33	2/25 at 100.00	AA-	32,713,447
	California State, General Obligation Bonds, Various Purpose Series 2009:
600	5.625%, 4/01/26	4/19 at 100.00	AA-	619,902
5,000	5.500%, 11/01/34	11/19 at 100.00	AA-	5,271,850
4,060	6.000%, 11/01/39	11/19 at 100.00	AA-	4,304,777
	California State, General Obligation Bonds, Various Purpose Series 2010:
5,000	5.250%, 3/01/30	3/20 at 100.00	AA-	5,314,800
10,000	5.500%, 3/01/40	3/20 at 100.00	AA-	10,627,800
4,000	5.250%, 11/01/40	11/20 at 100.00	AA-	4,304,120
2,000	California State, General Obligation Bonds, Various Purpose Series 2011, 5.250%, 10/01/32	10/21 at 100.00	AA-	2,209,400
	California State, General Obligation Bonds, Various Purpose Series 2013:
5,860	5.000%, 2/01/38	2/23 at 100.00	AA-	6,527,513
1,430	5.000%, 2/01/43	2/23 at 100.00	AA-	1,589,559
	California State, General Obligation Bonds, Various Purpose Series 2014:
15,000	5.000%, 10/01/37	10/24 at 100.00	AA-	17,199,600
2,470	5.000%, 5/01/44	5/24 at 100.00	AA-	2,799,918
	California State, General Obligation Bonds, Various Purpose Series 2015:
5,545	5.000%, 3/01/33	3/25 at 100.00	AA-	6,399,928
3,000	5.000%, 3/01/45	3/25 at 100.00	AA-	3,406,740
3,000	5.000%, 8/01/45	8/25 at 100.00	AA-	3,429,510
5,230	California State, General Obligation Bonds, Various Purpose Series 2017, 5.000%, 11/01/47	11/27 at 100.00	AA-	6,152,101
29,915	California State, General Obligation Bonds, Various Purpose Series 2018, 5.000%, 10/01/47	4/26 at 100.00	AA-	34,441,738
9,905	Cerritos Community College District, Los Angeles County, California, General Obligation Bonds, Series 2018B, 4.000%, 8/01/43	8/27 at 100.00	AA	10,464,930
3,000	Coast Community College District, Orange County, California, General Obligation Bonds, Refunding Series 2015, 5.000%, 8/01/33	8/25 at 100.00	AA+	3,514,440
500	Corona-Norco Unified School District, Riverside County, California, General Obligation Bonds, Capital Appreciation, Election 2006 Refunding Series 2009C, 6.800%, 8/01/39 – AGM Insured	8/27 at 100.00	AA	665,805

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Tax Obligation/General (continued)
	Fontana Unified School District, San Bernardino County, California, General Obligation Bonds, Refunding Series 2012:
$ 11,200	0.000%, 8/01/40	No Opt. Call	Aa3	$3,626,336
19,700	0.000%, 8/01/41	8/22 at 34.18	Aa3	5,991,558
6,810	Fremont Union High School District, Santa Clara County, California, General Obligation Bonds, Refunding Series 2017A, 5.000%, 8/01/44	8/27 at 100.00	AAA	8,060,997
8,000	Glendale Community College District, Los Angeles County, California, General Obligation Bonds, Election 2016 Series 2017A, 4.000%, 8/01/46	8/27 at 100.00	Aa2	8,445,680
	Golden West Schools Financing Authority, California, General Obligation Revenue Refunding Bonds, School District Program, Series 1999A:
320	5.800%, 8/01/22 – NPFG Insured	No Opt. Call	Baa2	366,899
345	5.800%, 8/01/23 – NPFG Insured	No Opt. Call	Baa2	406,162
325	Jefferson Union High School District, San Mateo County, California, General Obligation Bonds, Series 2000A, 6.250%, 8/01/20 – NPFG Insured	No Opt. Call	A+	342,596
30	Long Beach Unified School District, Los Angeles County, California, General Obligation Bonds, Election of 2008, Series 2009A, 5.500%, 8/01/29	8/19 at 100.00	Aa2	31,312
4,855	Los Angeles Unified School District, Los Angeles County, California, General Obligation Bonds, Election 2008 Series 2016A, 5.000%, 7/01/40	7/25 at 100.00	AAA	5,576,405
10,770	Los Angeles Unified School District, Los Angeles County, California, General Obligation Bonds, Election 2008 Series 2018B-1, 5.000%, 7/01/37	1/28 at 100.00	AAA	12,847,533
150	Los Angeles Unified School District, Los Angeles County, California, General Obligation Bonds, Series 2009D, 5.000%, 1/01/34	7/19 at 100.00	Aa2	155,201
100	Lucia Mar Unified School District, San Luis Obispo County, California, General Obligation Bonds, Refunding Series 2005, 5.250%, 8/01/22 – FGIC Insured	No Opt. Call	Aa2	114,019
7,000	Manteca Unified School District, San Joaquin County, California, General Obligation Bonds, Election 2014 Series 2017B, 4.000%, 8/01/42	8/27 at 100.00	Aa2	7,395,710
	Oakland Unified School District, Alameda County, California, General Obligation Bonds, Refunding Series 2016:
4,500	5.000%, 8/01/28	8/26 at 100.00	AAA	5,406,390
4,000	5.000%, 8/01/29	8/26 at 100.00	AAA	4,785,920
2,745	Palomar Community College District, San Diego County, California, General Obligation Bonds, Election 2006 Series 2017D, 4.000%, 8/01/46	8/27 at 100.00	Aa1	2,880,191
9,440	Paramount Unified School District, Los Angeles County, California, General Obligation Bonds, Election 2006 Series 2011, 0.000%, 8/01/45	No Opt. Call	A+	9,771,627
3,125	Rosemead School District, Los Angeles County, California, General Obligation Bonds, Election 2008 Series 2013B, 0.000%, 8/01/43 – AGM Insured (4)	8/23 at 100.00	AA	3,544,625
1,935	San Benito High School District, San Benito and Santa Clara Counties, California, General Obligation Bonds, 2016 Election Series 2017, 5.250%, 8/01/42	8/27 at 100.00	Aa3	2,312,112
2,000	San Diego Community College District, California, General Obligation Bonds, Refunding Series 2016, 5.000%, 8/01/41	8/26 at 100.00	AAA	2,352,340
3,080	San Francisco Bay Area Rapid Transit District, California, General Obligation Bonds, Election of 2016, Green Series 2017A-1, 5.000%, 8/01/47	8/27 at 100.00	AAA	3,621,218

Nuveen California Municipal Bond Fund (continued)
Portfolio of Investments    as of May 31, 2018
(Unaudited)
Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Tax Obligation/General (continued)
$ 1,535	San Leandro Unified School District, Alameda County, California, General Obligation Bonds, Election 2006 Series 2010C, 0.000%, 8/01/39 – AGC Insured	8/28 at 100.00	AA	$1,291,610
12,060	San Mateo Union High School District, San Mateo County, California, General Obligation Bonds, Election 2010 Series 2011A, 0.000%, 9/01/46	No Opt. Call	Aaa	8,455,145
5,580	Santa Monica Community College District, Los Angeles County, California, General Obligation Bonds, 2016 Election Series 2018A, 4.000%, 8/01/47	8/28 at 100.00	AA+	5,929,475
	Tulare Local Health Care District, California, General Obligation Bonds, Series 2009B-1:
500	6.375%, 8/01/25	8/19 at 100.00	Ba3	520,620
1,005	6.500%, 8/01/26	8/19 at 100.00	Ba3	1,046,456
2,000	Victor Valley Union High School District, San Bernardino County, California, General Obligation Bonds, Series 2009A, 0.000%, 8/01/31 – AGC Insured (4)	8/26 at 100.00	AA	2,215,220
1,395	Walnut Valley Unified School District, Los Angeles County, California, General Obligation Bonds, Election 2007 Measure S, Series 2014C, 5.000%, 8/01/39	8/24 at 100.00	Aa1	1,577,550
645	Washington Township Health Care District, Alameda County, California, General Obligation Bonds, 2012 Election Series 2013A, 5.500%, 8/01/40	8/24 at 100.00	Aa3	750,786
1,100	West Contra Costa Unified School District, Contra Costa County, California, General Obligation Bonds, Series 2008B, 6.000%, 8/01/24	No Opt. Call	AA-	1,352,285
770	West Covina Unified School District, Los Angeles County, California, General Obligation Bonds, Series 2002A Refunding, 5.350%, 2/01/20 – NPFG Insured	No Opt. Call	A+	814,837
1,000	Whittier Union High School District, Los Angeles County, California, General Obligation Bonds, Series 2009A, 0.000%, 8/01/34	8/19 at 38.81	AA-	378,370
3,500	Yosemite Community College District, California, General Obligation Bonds, Capital Appreciation, Election 2004, Series 2010D, 0.000%, 8/01/42 (4)	No Opt. Call	Aa2	2,505,685
1,700	Yosemite Community College District, California, General Obligation Bonds, Refunding Series 2015, 5.000%, 8/01/32	8/25 at 100.00	Aa2	1,985,413
292,445	Total Tax Obligation/General			293,420,521
	Tax Obligation/Limited – 17.8%
1,000	Beaumont Financing Authority, California, Local Agency Revenue Bonds, Improvement Area 17B, Series 2011A, 6.125%, 9/01/31	9/21 at 100.00	N/R	1,096,770
1,000	Beaumont Financing Authority, California, Local Agency Revenue Bonds, Improvement Area 19A, Series 2015B, 5.000%, 9/01/35	9/25 at 100.00	N/R	1,096,510
1,655	Bell Community Housing Authority, California, Lease Revenue Bonds, Series 2005, 5.000%, 10/01/36 – AMBAC Insured	8/18 at 100.00	N/R	1,654,983
2,250	Brea and Olinda Unified School District, Orange County, California, Certificates of Participation Refunding, Series 2002A, 5.125%, 8/01/26 – AGM Insured	8/18 at 100.00	AA	2,256,412
2,725	California Community College Financing Authority, Lease Revenue Bonds, Refunding Series 2003, 0.000%, 6/01/33 – AMBAC Insured	No Opt. Call	AA+	1,501,993
1,960	California Infrastructure and Economic Development Bank, Revenue Bonds, North County Center for Self-Sufficiency Corporation, Series 2004, 5.000%, 12/01/25 – AMBAC Insured	8/18 at 100.00	AA+	1,965,116
2,000	California State Public Works Board, Lease Revenue Bonds, Department of Corrections & Rehabilitation, Various Correctional Facilities Series 2014A, 5.000%, 9/01/39	9/24 at 100.00	A+	2,255,180

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Tax Obligation/Limited (continued)
	California State Public Works Board, Lease Revenue Bonds, Judicial Council of California, New Stockton Courthouse, Series 2014B:
$ 5,120	5.000%, 10/01/32	10/24 at 100.00	A+	$5,880,525
2,600	5.000%, 10/01/33	10/24 at 100.00	A+	2,974,738
3,820	5.000%, 10/01/34	10/24 at 100.00	A+	4,351,400
2,000	5.000%, 10/01/39	10/24 at 100.00	A+	2,258,300
1,000	California State Public Works Board, Lease Revenue Bonds, Judicial Council of California, Various Projects Series 2013A, 5.000%, 3/01/30	3/23 at 100.00	A+	1,121,080
755	California Statewide Communities Development Authority, Statewide Community Infrastructure Program Revenue Bonds, Series 2011A, 8.000%, 9/02/41	9/21 at 100.00	N/R	791,572
	Chula Vista Municipal Finance Authority, California, Special Tax Revenue Bonds, Refunding Series 2013:
1,915	5.500%, 9/01/27	9/23 at 100.00	AA-	2,190,454
2,165	5.500%, 9/01/29	9/23 at 100.00	AA-	2,462,752
1,520	5.500%, 9/01/30	9/23 at 100.00	AA-	1,727,450
660	Compton Community Redevelopment Agency, California, Tax Allocation Revenue Bonds, Redevelopment Projects, Housing Second Lien Series 2010A, 5.500%, 8/01/30	8/20 at 100.00	N/R	695,482
1,425	Compton Community Redevelopment Agency, California, Tax Allocation Revenue Bonds, Redevelopment Projects, Second Lien Series 2010B, 5.000%, 8/01/25	8/20 at 100.00	N/R	1,491,077
1,060	Davis Redevelopment Agency, California, Tax Allocation Bonds, Davis Redevelopment Project, Subordinate Series 2011A, 7.000%, 12/01/36	12/21 at 100.00	A+	1,233,596
1,500	Elk Grove Financing Authority, California, Special Tax Revenue Bonds, Series 2015, 5.000%, 9/01/38 – BAM Insured	9/25 at 100.00	AA	1,682,490
45,795	Golden State Tobacco Securitization Corporation, California, Enhanced Tobacco Settlement Asset-Backed Revenue Bonds, Refunding Series 2015A, 5.000%, 6/01/40	6/25 at 100.00	A+	51,686,985
	Government of Guam, Business Privilege Tax Bonds, Refunding Series 2015D:
7,500	5.000%, 11/15/28	11/25 at 100.00	A	8,170,200
6,375	5.000%, 11/15/29	11/25 at 100.00	A	6,901,384
3,725	5.000%, 11/15/39	11/25 at 100.00	A	3,928,422
2,075	Hesperia Community Redevelopment Agency, California, Tax Allocation Bonds, Series 2005A, 5.000%, 9/01/35 – SYNCORA GTY Insured	8/18 at 100.00	BBB	2,075,332
1,660	Highland, California, Special Tax Bonds, Community Facilities District 01-1, Refunding, Series 2011, 5.500%, 9/01/28	9/21 at 100.00	A-	1,829,884
1,000	Huntington Beach, California, Special Tax Bonds, Community Facilities District 2003-1 Huntington Center, Refunding Series 2013, 5.375%, 9/01/33	9/23 at 100.00	N/R	1,100,590
620	Indio, California, Special Tax Bonds, Community Facilities District 2004-3 Terra Lago, Improvement Area 1, Series 2015, 5.000%, 9/01/35	9/25 at 100.00	N/R	665,868
740	Irvine Unified School District, Orange County, California, Special Tax Bonds, Community Facilities District 06-1, Series 2010, 6.700%, 9/01/35	9/20 at 100.00	N/R	796,462
1,090	Irvine, California, Limited Obligation Improvement Bonds, Reassessment District 15-2, Series 2015, 5.000%, 9/02/42	9/25 at 100.00	N/R	1,198,161

Nuveen California Municipal Bond Fund (continued)
Portfolio of Investments    as of May 31, 2018
(Unaudited)
Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Tax Obligation/Limited (continued)
	Irvine, California, Special Tax Bonds, Community Facilities District 2013-3 Great Park, Improvement Area 1, Refunding Series 2014:
$ 500	5.000%, 9/01/39	9/24 at 100.00	N/R	$541,115
750	5.000%, 9/01/44	9/24 at 100.00	N/R	809,933
150	Jurupa Public Financing Authority, California, Special Tax Revenue Bonds, Series 2015A, 5.000%, 9/01/23	No Opt. Call	A+	170,124
790	Lake Elsinore Public Financing Authority, California, Local Agency Revenue Bonds, Canyon Hills Improvement Area A & C, Series 2014C, 5.000%, 9/01/40	9/24 at 100.00	N/R	857,269
2,000	Lake Elsinore Public Financing Authority, California, Local Agency Revenue Bonds, Refunding Series 2015, 5.000%, 9/01/40	9/25 at 100.00	N/R	2,194,360
	Lammersville Joint Unified School District, California, Special Tax Bonds, Community Facilities District 2007-1 Mountain House - Shea Homes Improvement Area 1, Series 2013:
1,000	6.000%, 9/01/38	9/23 at 100.00	N/R	1,146,020
1,750	6.000%, 9/01/43	9/23 at 100.00	N/R	2,022,055
1,870	Lancaster Redevelopment Agency, California, Tax Allocation Bonds, Combined Area Sheriff's Facilities Projects, Refunding Series 2004, 5.000%, 12/01/23 – SYNCORA GTY Insured	8/18 at 100.00	A	1,873,927
1,120	Lancaster Redevelopment Agency, California, Tax Allocation Bonds, Combined Fire Protection Facilities Project, Refunding Series 2004, 5.000%, 12/01/23 – SYNCORA GTY Insured	8/18 at 100.0	A	1,122,330
1,000	Lathrop, California, Limited Obligation Improvement Bonds, Crossroads Assessment District, Series 2015, 5.000%, 9/02/40	9/25 at 100.00	N/R	1,089,860
1,875	Los Angeles County Metropolitan Transportation Authority, California, Measure R Sales Tax Revenue Bonds, Senior Series 2016A, 5.000%, 6/01/36	6/26 at 100.00	AAA	2,202,263
15,435	Los Angeles County Metropolitan Transportation Authority, California, Proposition A First Tier Senior Sales Tax Revenue Bonds, Green Series 2017A, 5.000%, 7/01/40	7/27 at 100.00	AAA	18,261,457
	Los Angeles County Metropolitan Transportation Authority, California, Proposition C Sales Tax Revenue Bonds, Senior Lien Series 2017A:
15,075	5.000%, 7/01/39	7/27 at 100.00	AA+	17,663,528
9,745	5.000%, 7/01/42	7/27 at 100.00	AA+	11,384,304
175	Los Angeles, California, Certificates of Participation, Department of Public Social Services, Sonnenblick Del Rio West LA, Senior Lien Series 2000, 6.000%, 11/01/19 – AMBAC Insured	8/18 at 100.00	Aa2	175,595
	Menifee Union School District Public Financing Authority, California, Special Tax Revenue Bonds, Series 2016A:
435	5.000%, 9/01/23	No Opt. Call	N/R	496,827
760	5.000%, 9/01/33 – BAM Insured	9/25 at 100.00	AA	857,189
1,600	5.000%, 9/01/35 – BAM Insured	9/25 at 100.00	AA	1,795,760
115	5.000%, 9/01/36 – BAM Insured	9/25 at 100.00	AA	128,754
1,505	Modesto, California, Special Tax Bonds, Community Facilities District 2004-1 Village One 2, Refunding Series 2014, 5.000%, 9/01/28	9/24 at 100.00	BBB	1,686,939

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Tax Obligation/Limited (continued)
$ 4,055	Novato Redevelopment Agency, California, Tax Allocation Bonds, Hamilton Field Redevelopment Project, Series 2011, 6.750%, 9/01/40	9/21 at 100.00	A-	$4,572,012
	Oakland Redevelopment Successor Agency, California, Tax Allocation Bonds, Refunding Subordinated Series 2015-TE:
3,250	5.000%, 9/01/35 – AGM Insured	9/25 at 100.00	AA	3,672,370
3,215	5.000%, 9/01/36 – AGM Insured	9/25 at 100.00	AA	3,626,134
260	Orange County, California, Special Tax Bonds, Community Facilities District 2015-1 Esencia Village, Series 2015A, 5.250%, 8/15/45	8/25 at 100.00	N/R	288,889
2,500	Palm Drive Health Care District, Sonoma County, California, Certificates of Participation, Parcel Tax Secured Financing Program, Series 2010, 7.500%, 4/01/35	8/18 at 102.00	CCC+	2,478,425
425	Patterson Public Finance Authority, California, Revenue Bonds, Community Facilities District 2001-1, Subordinate Lien Series 2013B, 5.875%, 9/01/39	9/23 at 100.00	N/R	472,715
	Patterson Public Financing Authority, California, Revenue Bonds, Community Facilities District 2001-1, Senior Series 2013A:
2,675	5.250%, 9/01/30	9/23 at 100.00	N/R	2,944,346
2,395	5.750%, 9/01/39	9/23 at 100.00	N/R	2,649,684
	Rancho Cucamonga Redevelopment Agency Successor Agency, California, Tax Allocation Bonds, Rancho Redevelopment Project, Series 2014:
1,600	5.000%, 9/01/30	9/24 at 100.00	AA+	1,834,752
2,800	5.000%, 9/01/31	9/24 at 100.00	AA+	3,198,636
2,400	5.000%, 9/01/32	9/24 at 100.00	AA+	2,732,760
945	Rancho Cucamonga, California, Limited Obligation Improvement Bonds, Masi Plaza Assessment District 93-1, Series 1997, 6.250%, 9/02/22	9/18 at 100.00	N/R	950,698
1,115	Rio Elementary School District, California, Special Tax Bonds, Community Facilities District 1, Series 2013, 5.500%, 9/01/39	9/23 at 100.00	N/R	1,254,397
100	Riverside County Redevelopment Agency, California, Tax Allocation Bonds, Jurupa Valley Project Area, Series 2011B, 6.500%, 10/01/25	10/21 at 100.00	A	113,883
	Roseville, California, Special Tax Bonds, Community Facilities District 1 Westpark, Refunding Series 2015:
1,000	5.000%, 9/01/28	9/25 at 100.00	N/R	1,138,340
1,000	5.000%, 9/01/29	9/25 at 100.00	N/R	1,129,960
1,000	5.000%, 9/01/30	9/25 at 100.00	N/R	1,125,110
3,500	Sacramento Area Flood Control Agency, California, Consolidated Capital Assessment District 2 Bonds, Series 2016A, 5.000%, 10/01/41	10/26 at 100.00	AA	4,048,450
920	Sacramento City Financing Authority, California, Lease Revenue Refunding Bonds, Series 1993A, 5.400%, 11/01/20 – AMBAC Insured	No Opt. Call	A+	963,902
270	Sacramento City Financing Authority, California, Lease Revenue Refunding Bonds, Series 1993B, 5.400%, 11/01/20	No Opt. Call	Aa3	282,884
200	San Clemente, California, Special Tax Revenue Bonds, Community Facilities District 2006-1 Marblehead Coastal, Series 2015, 5.000%, 9/01/40	9/25 at 100.00	N/R	218,498
450	San Francisco City and County Redevelopment Agency Successor Agency, California, Special Tax Bonds, Community Facilities District 7, Hunters Point Shipyard Phase One Improvements, Refunding Series 2014, 5.000%, 8/01/39	8/24 at 100.00	N/R	489,942

Nuveen California Municipal Bond Fund (continued)
Portfolio of Investments    as of May 31, 2018
(Unaudited)
Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Tax Obligation/Limited (continued)
$ 1,955	San Francisco City and County Redevelopment Agency, California, Hotel Occupancy Tax Revenue Bonds, Refunding Series 2011, 5.000%, 6/01/25 – AGM Insured	6/21 at 100.00	AA	$2,130,442
5,255	San Francisco City and County, California, Certificates of Participation, Refunding Series 2010A, 5.000%, 10/01/30	10/20 at 100.00	Aa1	5,617,437
2,140	Santa Ana Community Redevelopment Agency, California, Tax Allocation Bonds, Merged Project Area, Series 2011A, 6.750%, 9/01/28	3/21 at 100.00	AA+	2,403,691
180	Signal Hill Redevelopment Agency, California, Project 1 Tax Allocation Bonds, Series 2011, 7.000%, 10/01/26	4/21 at 100.00	N/R	202,005
105	Temecula Public Financing Authority, California, Special Tax Bonds, Community Facilities District 16-01, Series 2017, 6.125%, 9/01/37, 144A	9/27 at 100.00	N/R	106,952
	Tustin, California, Special Tax Bonds, Community Facilities District 06-1 Tustin Legacy/Columbus Villages, Refunding Series 2015A:
500	5.000%, 9/01/35	9/25 at 100.00	BBB+	567,770
395	5.000%, 9/01/37	9/25 at 100.00	BBB+	447,985
	Tustin, California, Special Tax Bonds, Community Facilities District 14-1 Tustin Legacy/Standard Pacific, Refunding Series 2015A:
50	5.000%, 9/01/40	9/25 at 100.00	N/R	55,162
100	5.000%, 9/01/45	9/25 at 100.00	N/R	109,987
1,045	Ukiah Redevelopment Agency, California, Tax Allocation Bonds, Ukiah Redevelopment Project, Series 2011A, 6.500%, 12/01/28	6/21 at 100.00	A+	1,176,680
25	Vernon Redevelopment Agency, California, Tax Allocation Bonds, Industrial Redevelopment Project, Series 2005, 5.000%, 9/01/35 – NPFG Insured	8/18 at 100.00	Baa2	25,013
	Vista Community Development Commission Taxable Non-Housing Tax Allocation Revenue Bonds, California, Vista Redevelopment Project, Series 2011:
7,600	6.000%, 9/01/33	9/21 at 100.00	AA-	8,549,316
7,920	6.125%, 9/01/37	9/21 at 100.00	AA-	8,929,562
1,540	Westminster Redevelopment Agency, California, Tax Allocation Bonds, Commercial Redevelopment Project 1, Subordinate Lien Series 2011A, 5.875%, 11/01/45	11/21 at 100.00	A+	1,718,378
231,245	Total Tax Obligation/Limited			257,747,944
	Transportation – 7.8%
	Alameda Corridor Transportation Authority, California, Revenue Bonds, Refunding Second Subordinate Lien Series 2016B:
2,000	5.000%, 10/01/34	10/26 at 100.00	BBB+	2,250,300
2,570	5.000%, 10/01/37	10/26 at 100.00	BBB+	2,877,706
50	Alameda Corridor Transportation Authority, California, Revenue Bonds, Refunding Subordinate Lien Series 2016A, 5.000%, 10/01/25	No Opt. Call	BBB+	58,063
3,780	Foothill/Eastern Transportation Corridor Agency, California, Toll Road Revenue Bonds, Refunding Junior Lien Series 2013C, 6.500%, 1/15/43	1/24 at 100.00	Baa3	4,435,263
	Foothill/Eastern Transportation Corridor Agency, California, Toll Road Revenue Bonds, Refunding Series 2013A:
8,335	5.750%, 1/15/46	1/24 at 100.00	BBB-	9,506,234
8,415	6.000%, 1/15/53	1/24 at 100.00	BBB-	9,790,348

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Transportation (continued)
$ 4,000	Guam International Airport Authority, Revenue Bonds, Series 2013C, 5.000%, 10/01/21 (Alternative Minimum Tax)	No Opt. Call	BBB	$4,176,400
	Long Beach, California, Harbor Revenue Bonds, Series 2015D:
1,000	5.000%, 5/15/33	5/25 at 100.00	AA	1,160,590
2,785	5.000%, 5/15/34	5/25 at 100.00	AA	3,224,529
3,135	Los Angeles Department of Airports, California, Revenue Bonds, Los Angeles International Airport, Senior Lien Series 2015D, 5.000%, 5/15/35 (Alternative Minimum Tax)	5/25 at 100.00	AA	3,531,797
	Los Angeles Department of Airports, California, Revenue Bonds, Los Angeles International Airport, Senior Lien Series 2015E:
250	5.000%, 5/15/32	5/25 at 100.00	AA	286,880
600	5.000%, 5/15/33	5/25 at 100.00	AA	686,466
1,305	5.000%, 5/15/35	5/25 at 100.00	AA	1,486,865
355	5.000%, 5/15/41	5/25 at 100.00	AA	402,314
2,255	Los Angeles Department of Airports, California, Revenue Bonds, Los Angeles International Airport, Subordinate Lien Series 2016B, 5.000%, 5/15/46 (Alternative Minimum Tax)	5/26 at 100.00	AA-	2,541,182
14,205	Los Angeles Department of Airports, California, Revenue Bonds, Los Angeles International Airport, Subordinate Lien Series 2017A, 5.000%, 5/15/47 (Alternative Minimum Tax)	5/27 at 100.00	AA-	16,144,977
6,000	Los Angeles Department of Airports, California, Revenue Bonds, Los Angeles International Airport, Subordinate Lien Series 2018A, 5.000%, 5/15/44 (Alternative Minimum Tax)	5/28 at 100.00	AA-	6,913,800
	Palm Springs Financing Authority, California, Palm Springs International Airport Revenue Bonds, Series 2006:
220	5.450%, 7/01/20 (Alternative Minimum Tax)	8/18 at 100.00	N/R	220,066
160	5.550%, 7/01/28 (Alternative Minimum Tax)	8/18 at 100.00	N/R	159,139
	Riverside County Transportation Commission, California, Toll Revenue Senior Lien Bonds, Series 2013A:
3,500	5.750%, 6/01/44	6/23 at 100.00	BBB-	3,891,650
8,250	5.750%, 6/01/48	6/23 at 100.00	BBB-	9,157,170
6,500	San Francisco Airports Commission, California, Revenue Bonds, San Francisco International Airport, Second Governmental Purpose Series 2016C, 5.000%, 5/01/46	5/26 at 100.00	A+	7,463,235
14,500	San Francisco Airports Commission, California, Revenue Bonds, San Francisco International Airport, Second Series 2017A, 5.000%, 5/01/47 (Alternative Minimum Tax)	5/27 at 100.00	A+	16,544,935
5,000	San Francisco Airports Commission, California, Revenue Bonds, San Francisco International Airport, Second Series 2017B, 5.000%, 5/01/47	5/27 at 100.00	A+	5,810,450
99,170	Total Transportation			112,720,359
	U.S. Guaranteed – 13.0% (5)
3,000	ABAG Finance Authority for Non-Profit Corporations, California, Health Facility Revenue Bonds, The Institute on Aging, Series 2008A, 5.650%, 8/15/38 (Pre-refunded 8/15/18)	8/18 at 100.00	AA-	3,025,950

Nuveen California Municipal Bond Fund (continued)
Portfolio of Investments    as of May 31, 2018
(Unaudited)
Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	U.S. Guaranteed (5) (continued)
	Antelope Valley Healthcare District, California, Revenue Bonds, Series 2011A:
$ 1,810	7.000%, 3/01/31 (Pre-refunded 3/01/21)	3/21 at 100.00	N/R	$2,055,925
2,000	7.250%, 3/01/36 (Pre-refunded 3/01/21)	3/21 at 100.00	N/R	2,285,020
2,665	Brea Redevelopment Agency, Orange County, California, Tax Allocation Bonds, Project Area AB, Series 2011A, 0.000%, 8/01/34 (Pre-refunded 8/01/21)	8/21 at 36.61	AA-	918,332
3,000	Brentwood Infrastructure Financing Authority, California, Water Revenue Bonds, Series 2008, 5.750%, 7/01/38 (Pre-refunded 7/01/18)	7/18 at 100.00	AA	3,010,080
1,000	California Educational Facilities Authority, Revenue Bonds, Pitzer College, Refunding Series 2009, 5.375%, 4/01/34 (Pre-refunded 4/01/20)	4/20 at 100.00	A2	1,067,610
1,000	California Educational Facilities Authority, Revenue Bonds, University of Redlands, Series 2008A, 5.000%, 8/01/28 (Pre-refunded 8/01/18)	8/18 at 100.00	A3	1,005,840
2,025	California Health Facilities Financing Authority, Refunding Revenue Bonds, Stanford Hospital and Clinics, Series 2010B, 5.750%, 11/15/31 (Pre-refunded 11/15/20)	11/20 at 100.00	AA	2,225,353
2,000	California Health Facilities Financing Authority, Revenue Bonds, Sutter Health, Series 2011B, 6.000%, 8/15/42 (Pre-refunded 8/15/20)	8/20 at 100.00	AA-	2,187,820
2,010	California Municipal Finance Authority, Certificates of Participation, Community Hospitals of Central California Obligated Group, Series 2009, 5.500%, 2/01/39 (Pre-refunded 2/01/19)	2/19 at 100.00	A-	2,063,767
1,430	California Municipal Finance Authority, Mobile Home Park Revenue Bonds, Caritas Projects Series 2010A, 6.400%, 8/15/45 (Pre-refunded 8/15/20)	8/20 at 100.00	BBB	1,555,397
500	California Municipal Finance Authority, Revenue Bonds, Biola University, Refunding Series 2008A, 5.625%, 10/01/23 (Pre-refunded 10/01/18)	10/18 at 100.00	Baa1	506,880
1,000	California Municipal Finance Authority, Revenue Bonds, Harbor Regional Center Project, Series 2009, 8.000%, 11/01/29 (Pre-refunded 11/01/19)	11/19 at 100.00	A3	1,086,990
1,500	California Municipal Finance Authority, Revenue Bonds, University of La Verne, Series 2010A, 6.125%, 6/01/30 (Pre-refunded 6/01/20)	6/20 at 100.00	A3	1,630,980
2,000	California Municipal Finance Authority, Senior Living Revenue Bonds, Pilgrim Place at Claremont, Series 2009A, 6.125%, 5/15/39 (Pre-refunded 5/15/19)	5/19 at 100.00	AA-	2,087,440
695	California State Public Works Board, Lease Revenue Bonds, California State University, J. Paul Leonard & Sutro Library, Series 2009J, 5.500%, 11/01/26 (Pre-refunded 11/01/19)	11/19 at 100.00	Aaa	733,691
	California State Public Works Board, Lease Revenue Bonds, California State University, Various University Projects, Series 2012D:
3,000	5.000%, 9/01/33 (Pre-refunded 9/01/22)	9/22 at 100.00	Aaa	3,398,160
4,000	5.000%, 9/01/34 (Pre-refunded 9/01/22)	9/22 at 100.00	Aaa	4,530,880
1,000	California State Public Works Board, Lease Revenue Bonds, Department of Education Riverside Campus Project, Series 2009B, 5.750%, 4/01/23 (Pre-refunded 4/01/19)	4/19 at 100.00	Aaa	1,035,700
1,250	California State Public Works Board, Lease Revenue Bonds, University of California Regents, Series 2009E, 5.000%, 4/01/34 (Pre-refunded 4/01/19)	4/19 at 100.00	Aaa	1,286,450
2,500	California State Public Works Board, Lease Revenue Bonds, Various Capital Projects, Series 2009G-1, 5.750%, 10/01/30 (Pre-refunded 10/01/19)	10/19 at 100.00	Aaa	2,639,500
2,000	California State Public Works Board, Lease Revenue Bonds, Various Capital Projects, Series 2009-I, 6.375%, 11/01/34 (Pre-refunded 11/01/19)	11/19 at 100.00	Aaa	2,135,620
3,000	California State Public Works Board, Lease Revenue Bonds, Various Capital Projects, Series 2010A-1, 6.000%, 3/01/35 (Pre-refunded 3/01/20)	3/20 at 100.00	Aaa	3,228,450

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	U.S. Guaranteed (5) (continued)
$ 2,000	California Statewide Communities Development Authority, Health Facility Revenue Bonds, Community Hospital of the Monterey Peninsula, Series 2011A, 6.000%, 6/01/33 (Pre-refunded 6/01/21)	6/21 at 100.00	AA-	$2,250,440
2,155	California Statewide Community Development Authority, Health Revenue Bonds, Enloe Medical Center, Refunding Series 2008A, 6.250%, 8/15/28 (Pre-refunded 8/15/18)	8/18 at 100.00	AA-	2,176,184
2,010	California Statewide Community Development Authority, Revenue Bonds, Methodist Hospital Project, Series 2009, 6.750%, 2/01/38 (Pre-refunded 8/01/19)	8/19 at 100.00	N/R	2,129,474
1,100	California Statewide Community Development Authority, Revenue Bonds, St. Joseph Health System, Series 2007B, 5.500%, 7/01/27 (Pre-refunded 7/01/18) – FGIC Insured	7/18 at 100.00	AA-	1,103,542
500	California Statewide Community Development Authority, Revenue Bonds, St. Joseph Health System, Series 2007C, 5.500%, 7/01/27 (Pre-refunded 7/01/18) – FGIC Insured	7/18 at 100.00	AA-	501,610
855	Central Unified School District, Fresno County, California, General Obligation Bonds, Election 2008 Series 2009A, 5.625%, 8/01/33 (Pre-refunded 8/01/19) – AGC Insured	8/19 at 100.00	AA	895,330
1,000	College of the Sequoias Visalia Area Improvement District 2, Tulare County, California, General Obligation Bonds, Sequoias Community College District, Election 2008 Series 2009A, 5.250%, 8/01/29 (Pre-refunded 8/01/19) – AGC Insured	8/19 at 100.00	AA	1,042,880
500	Corona-Norco Unified School District, Riverside County, California, General Obligation Bonds, Election 2006 Series 2009B, 5.375%, 2/01/34 (Pre-refunded 8/01/18) – AGC Insured	8/18 at 100.00	AA	503,255
1,705	Cupertino Union School District, Santa Clara County, California, General Obligation Bonds, Series 2010D, 0.000%, 8/01/30 (Pre-refunded 8/01/20)	8/20 at 52.75	AA+	865,594
	Desert Sands Unified School District, Riverside County, California, General Obligation Bonds, Election 2001, Series 2008:
365	5.250%, 8/01/23 (Pre-refunded 8/01/18)	8/18 at 100.00	Aa2	367,307
100	5.000%, 8/01/27 (Pre-refunded 8/01/18)	8/18 at 100.00	Aa2	100,592
1,000	Eden Township Healthcare District, California, Certificates of Participation, Installment Sale Agreement with Eden Hospital Health Services Corporation, Series 2010, 6.000%, 6/01/30 (Pre-refunded 6/01/20)	6/20 at 100.00	N/R	1,084,880
13,830	Golden State Tobacco Securitization Corporation, California, Tobacco Settlement Asset-Backed Bonds, Series 2007A-1, 5.750%, 6/01/47 (Pre-refunded 7/05/18)	7/18 at 100.00	B3	13,899,150
950	Grossmont Union High School District, San Diego County, California, General Obligation Bonds, Election 2008 Series 2009A, 5.500%, 8/01/31 (Pre-refunded 8/01/19)	8/19 at 100.00	Aa2	993,453
100	Irvine Unified School District Financing Authority, Orange County, California, Special Tax Bonds, Group II, Series 2006A, 5.000%, 9/01/26 (Pre-refunded 9/01/18)	9/18 at 100.00	N/R	100,870
	Jurupa Community Services District, California, Special Tax Bonds, Community Facilities District 25 Eastvale Area, Series 2008A:
1,000	8.375%, 9/01/28 (Pre-refunded 9/01/18)	9/18 at 100.00	N/R	1,016,730
3,205	8.875%, 9/01/38 (Pre-refunded 9/01/18)	9/18 at 100.00	N/R	3,262,466
	Lancaster Redevelopment Agency, California, Tax Allocation Bonds, Combined Redevelopment Project Areas Housing Programs, Series 2009:
285	6.875%, 8/01/39 (Pre-refunded 8/01/19)	8/19 at 100.00	N/R	302,177
215	6.875%, 8/01/39 (Pre-refunded 8/01/19)	8/19 at 100.00	BBB	227,958
470	Long Beach Unified School District, Los Angeles County, California, General Obligation Bonds, Election of 2008, Series 2009A, 5.500%, 8/01/29 (Pre-refunded 8/01/19)	8/19 at 100.00	N/R	491,498

Nuveen California Municipal Bond Fund (continued)
Portfolio of Investments    as of May 31, 2018
(Unaudited)
Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	U.S. Guaranteed (5) (continued)
$ 265	Los Angeles Harbors Department, California, Revenue Bonds, Series 1988, 7.600%, 10/01/18 (ETM)	No Opt. Call	AA+	$270,202
	Los Angeles, California, Wastewater System Revenue Bonds, Refunding Series 2009A:
2,080	5.750%, 6/01/26 (Pre-refunded 6/01/19)	6/19 at 100.00	NA	2,166,257
1,665	5.750%, 6/01/26 (Pre-refunded 6/01/19)	6/19 at 100.00	AA+	1,735,746
	Murrieta Valley Unified School District, California, Special Tax Bonds, Community Facilities District 2006-1 Improvement Area B, Series 2013A:
1,450	5.750%, 9/01/38 (Pre-refunded 9/01/18)	9/18 at 103.00	N/R	1,508,580
1,500	5.875%, 9/01/43 (Pre-refunded 9/01/18)	9/18 at 103.00	N/R	1,561,050
	National City Community Development Commission, California, Tax Allocation Bonds, National City Redevelopment Project, Series 2011:
625	6.500%, 8/01/24 (Pre-refunded 8/01/21)	8/21 at 100.00	A	715,681
5,455	7.000%, 8/01/32 (Pre-refunded 8/01/21)	8/21 at 100.00	A	6,329,982
10,000	Newport-Mesa Unified School District, Orange County, California, General Obligation Bonds, Election of 2005, Series 2011, 0.000%, 8/01/41 (Pre-refunded 8/01/21)	8/21 at 24.49	Aaa	2,311,900
1,000	Norco Redevelopment Agency, California, Tax Allocation Refunding Bonds, Project Area 1, Refunding Series 2010, 6.000%, 3/01/36 (Pre-refunded 3/01/20)	3/20 at 100.00	A+	1,075,250
805	Oakdale Irrigation District, California, Certificates of Participation, Water Facilities Project, Series 2009, 5.500%, 8/01/34 (Pre-refunded 8/01/19)	8/19 at 100.00	AA	841,821
7,600	Palomar Pomerado Health Care District, California, Certificates of Participation, Series 2009, 6.750%, 11/01/39 (Pre-refunded 11/01/19)	11/19 at 100.00	N/R	8,143,856
3,625	Palomar Pomerado Health Care District, California, Certificates of Participation, Series 2010, 6.000%, 11/01/41 (Pre-refunded 11/01/20)	11/20 at 100.00	BBB-	3,999,390
3,355	Pittsburg Redevelopment Agency, California, Tax Allocation Bonds, Los Medanos Community Development Project, Refunding Series 2008A, 6.500%, 9/01/28 (Pre-refunded 9/01/18)	9/18 at 100.00	N/R	3,395,864
4,000	Pittsburg Unified School District Financing Authority, Contra Costa County, California, General Obligation Bonds, Pittsburg Unified School District Bond Program, Series 2011, 0.000%, 9/01/38 (Pre-refunded 9/01/21) – AGM Insured	9/21 at 27.77	AA	1,043,800
1,155	Pittsburg Unified School District, Contra Costa County, California, General Obligation Bonds, Series 2009B, 5.500%, 8/01/34 (Pre-refunded 8/01/18) – AGM Insured	8/18 at 100.00	AA	1,162,750
1,045	Rancho Santa Fe CSD Financing Authority, California, Revenue Bonds, Superior Lien Series 2011A, 5.750%, 9/01/30 (Pre-refunded 9/01/21)	9/21 at 100.00	A-	1,175,792
	Riverside County Redevelopment Agency, California, Tax Allocation Bonds, Interstate 215 Corridor Redevelopment Project Area, Series 2010E:
2,950	6.250%, 10/01/30 (Pre-refunded 10/01/20)	10/20 at 100.00	A-	3,261,756
480	6.500%, 10/01/40 (Pre-refunded 10/01/20)	10/20 at 100.00	A-	532,872
6,470	Riverside County Transportation Commission, California, Sales Tax Revenue Bonds, Limited Tax Series 2013A, 5.250%, 6/01/39 (Pre-refunded 6/01/23)	6/23 at 100.00	AA+	7,537,809

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	U.S. Guaranteed (5) (continued)
	Rowland Water District, California, Certificates of Participation, Recycled Water Project, Series 2008:
$ 565	5.750%, 12/01/24 (Pre-refunded 12/01/18)	12/18 at 100.00	A+	$577,001
480	5.750%, 12/01/25 (Pre-refunded 12/01/18)	12/18 at 100.00	A+	490,195
500	6.250%, 12/01/39 (Pre-refunded 12/01/18)	12/18 at 100.00	A+	511,840
1,265	San Bernardino Community College District, California, General Obligation Bonds, Election 2002 Series 2008A, 6.500%, 8/01/27 (Pre-refunded 8/01/18)	8/18 at 100.00	AA	1,275,171
2,000	San Diego Unified School District, San Diego County, California, General Obligation Bonds, Series 2009A, 0.000%, 7/01/33 (Pre-refunded 7/01/24) (4)	7/24 at 100.00	Aa2	2,301,920
525	San Francisco Redevelopment Finance Authority, California, Tax Allocation Revenue Bonds, Mission Bay North Redevelopment Project, Series 2009C, 6.375%, 8/01/32 (Pre-refunded 8/01/19)	8/19 at 100.00	A-	554,578
1,185	San Francisco Redevelopment Finance Authority, California, Tax Allocation Revenue Bonds, Mission Bay North Redevelopment Project, Series 2011C, 6.750%, 8/01/41 (Pre-refunded 2/01/21)	2/21 at 100.00	A-	1,340,188
	San Francisco Redevelopment Financing Authority, California, Tax Allocation Revenue Bonds, Mission Bay South Redevelopment Project, Series 2011D:
80	7.000%, 8/01/33 (Pre-refunded 2/01/21)	2/21 at 100.00	BBB+	90,994
105	7.000%, 8/01/41 (Pre-refunded 2/01/21)	2/21 at 100.00	BBB+	119,430
3,500	San Jose Redevelopment Agency, California, Housing Set-Aside Tax Allocation Bonds, Merged Area Redevelopment Project, Series 2010A-1, 5.500%, 8/01/35 (Pre-refunded 8/01/20)	8/20 at 100.00	AA	3,789,940
	San Jose Redevelopment Agency, California, Tax Allocation Bonds, Merged Area Redevelopment Project, Series 2008B:
1,085	6.375%, 8/01/21 (Pre-refunded 8/01/18)	8/18 at 100.00	A+	1,093,778
480	6.500%, 8/01/23 (Pre-refunded 8/01/18)	8/18 at 100.00	A+	483,936
1,000	San Lorenzo Unified School District, Alameda County, California, General Obligation Bonds, Election of 2008 Series 2011B, 6.000%, 8/01/41 (Pre-refunded 8/01/21)	8/21 at 100.00	A+	1,131,330
1,000	Santa Ana Unified School District, Orange County, California, General Obligation Bonds, Series 2008A, 5.250%, 8/01/28 (Pre-refunded 8/01/18)	8/18 at 100.00	Aa3	1,006,320
1,000	Santa Barbara Community College District, California, General Obligation Bonds, Election 2008 Series 2008A, 5.250%, 8/01/27 (Pre-refunded 8/01/18)	8/18 at 100.00	AA+	1,006,160
	Santa Cruz County Redevelopment Agency, California, Tax Allocation Bonds, Live Oak-Soquel Community Improvement Project Area, Series 2009A:
1,860	6.625%, 9/01/29 (Pre-refunded 9/01/19)	9/19 at 100.00	N/R	1,973,925
2,805	7.000%, 9/01/36 (Pre-refunded 9/01/19)	9/19 at 100.00	N/R	2,989,681
3,500	Santee Community Development Commission, California, Santee Redevelopment Project Tax Allocation Bonds, Series 2011A, 6.500%, 8/01/26 (Pre-refunded 2/01/21)	2/21 at 100.00	A	3,930,850
8,500	Tahoe Forest Hospital District, Placer and Nevada Counties, California, General Obligation Bonds, Election 2007 Series 2010B, 5.500%, 8/01/35 (Pre-refunded 8/01/18)	8/18 at 100.00	Aa3	8,557,035
500	Temecula Redevelopment Agency, California, Redevelopment Project 1 Tax Allocation Housing Bonds Series 2011A, 6.750%, 8/01/31 (Pre-refunded 8/01/21)	8/21 at 100.00	BBB+	575,475

Nuveen California Municipal Bond Fund (continued)
Portfolio of Investments    as of May 31, 2018
(Unaudited)
Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	U.S. Guaranteed (5) (continued)
$ 1,225	Turlock Public Financing Authority, California, Tax Allocation Revenue Bonds, Series 2011, 7.000%, 9/01/25 (Pre-refunded 3/01/21)	3/21 at 100.00	A-	$1,396,733
240	Union City Community Redevelopment Agency, California, Tax Allocation Revenue Bonds, Redevelopment Project, Subordinate Lien Series 2011, 6.375%, 12/01/23 (Pre-refunded 12/01/21)	12/21 at 100.00	A+	277,615
	University of California, General Revenue Bonds, Series 2009O:
925	5.250%, 5/15/39 (Pre-refunded 5/15/19)	5/19 at 100.00	N/R	957,403
1,620	5.250%, 5/15/39 (Pre-refunded 5/15/19)	5/19 at 100.00	N/R	1,676,749
3,145	5.250%, 5/15/39 (Pre-refunded 5/15/19)	5/19 at 100.00	AA	3,258,220
3,040	Upland, California, Certificates of Participation, San Antonio Community Hospital, Series 2011, 6.500%, 1/01/41 (Pre-refunded 1/01/21)	1/21 at 100.00	BBB+	3,398,720
1,555	Victor Valley Community College District, San Bernardino County, California, General Obligation Bonds, Election of 2008 Series 2009A, 5.000%, 8/01/31 (Pre-refunded 8/01/19)	8/19 at 100.00	Aa2	1,618,148
	Westminster Redevelopment Agency, California, Tax Allocation Bonds, Commercial Redevelopment Project 1, Police Facility Subordinate Series 2009:
10,710	6.250%, 11/01/39 (Pre-refunded 11/01/19)	11/19 at 100.00	N/R	11,386,658
2,395	5.750%, 11/01/45 (Pre-refunded 11/01/19)	11/19 at 100.00	N/R	2,529,719
320	Yorba Linda Redevelopment Agency, Orange County, California, Tax Allocation Revenue Bonds, Yorba Linda Redevelopment Project, Subordinate Lien Series 2011A, 6.500%, 9/01/32 (Pre-refunded 9/01/21)	9/21 at 100.00	N/R	367,034
190,365	Total U.S. Guaranteed			188,454,329
	Utilities – 3.5%
1,710	California Statewide Communities Development Authority, Certificates of Participation, Rio Bravo Fresno Project, Refunding Series 1999A, 6.500%, 12/01/18	8/18 at 100.00	N/R	1,709,795
1,985	Los Angeles Department of Water and Power, California, Power System Revenue Bonds, Series 2014D, 5.000%, 7/01/44	7/24 at 100.00	AA	2,243,923
	Los Angeles Department of Water and Power, California, Power System Revenue Bonds, Series 2016A:
3,300	5.000%, 7/01/40	1/26 at 100.00	AA	3,809,421
6,445	5.000%, 7/01/46	1/26 at 100.00	AA	7,392,415
4,165	Los Angeles Department of Water and Power, California, Power System Revenue Bonds, Series 2016B, 5.000%, 7/01/37	1/26 at 100.00	AA	4,835,773
8,870	Los Angeles Department of Water and Power, California, Power System Revenue Bonds, Series 2017A, 5.000%, 7/01/42	1/27 at 100.00	AA	10,370,361
17,000	Los Angeles Department of Water and Power, California, Power System Revenue Bonds, Series 2017C, 5.000%, 7/01/42	7/27 at 100.00	AA	20,023,280
43,475	Total Utilities			50,384,968
	Water and Sewer – 14.5%
2,400	California Department of Water Resources, Central Valley Project Water System Revenue Bonds, Refunding Series 2016AW, 5.000%, 12/01/35	12/26 at 100.00	AAA	2,840,376

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Water and Sewer (continued)
	California Pollution Control Financing Authority, Water Furnishing Revenue Bonds, Poseidon Resources Channelside LP Desalination Project, Series 2012:
$ 5,000	5.000%, 7/01/37 (Alternative Minimum Tax), 144A	7/22 at 100.00	Baa3	$5,347,100
5,060	5.000%, 11/21/45 (Alternative Minimum Tax), 144A	7/22 at 100.00	Baa3	5,397,300
1,975	California Pollution Control Financing Authority, Water Furnishing Revenue Bonds, San Diego County Water Authority Desalination Project Pipeline, Series 2012, 5.000%, 11/21/45, 144A	8/18 at 100.00	Baa3	2,009,108
355	California Statewide Community Development Authority, Water and Wastewater Revenue Bonds, Pooled Financing Program, Series 2003A, 5.250%, 10/01/23 – AGM Insured	8/18 at 100.00	AA	356,047
765	Compton, California, Sewer Revenue Bonds, Series 1998 Refunding, 5.375%, 9/01/23 – NPFG Insured	8/18 at 100.00	Baa2	766,966
22,980	East Bay Municipal Utility District, Alameda and Contra Costa Counties, California, Water System Revenue Bonds, Green Series 2017A, 5.000%, 6/01/45	6/27 at 100.00	AAA	26,994,146
5,695	East Bay Municipal Utility District, Alameda and Contra Costa Counties, California, Water System Revenue Bonds, Refunding Series 2015A, 5.000%, 6/01/37	6/25 at 100.00	AAA	6,559,729
13,740	East Bay Municipal Utility District, Alameda and Contra Costa Counties, California, Water System Revenue Bonds, Series 2015C, 4.000%, 6/01/45	6/25 at 100.00	AAA	14,353,628
1,500	Eastern Municipal Water District Financing Authority, California, Water and Wastewater Revenue Bonds, Series 2015B, 5.000%, 7/01/40	7/25 at 100.00	AA+	1,735,440
3,495	Eastern Municipal Water District, California, Water and Wastewater Revenue Bonds, Refunding Series 2016A, 5.000%, 7/01/42	7/26 at 100.00	AA+	4,038,997
6,000	Irvine Ranch Water District, California, Certificates of Participation, Irvine Ranch Water District Series 2016, 5.000%, 3/01/41	9/26 at 100.00	AAA	6,970,020
	Los Angeles Department of Water and Power, California, Waterworks Revenue Bonds, Refunding Series 2016B:
3,460	5.000%, 7/01/33	1/26 at 100.00	AA+	4,066,538
4,955	5.000%, 7/01/35	1/26 at 100.00	AA+	5,790,066
	Los Angeles Department of Water and Power, California, Waterworks Revenue Bonds, Series 2017A:
14,545	5.000%, 7/01/41	1/27 at 100.00	AA+	17,017,359
35,045	5.000%, 7/01/44	1/27 at 100.00	AA+	40,856,512
5,000	5.250%, 7/01/44	1/27 at 100.00	AA+	5,932,200
7,790	Los Angeles Department of Water and Power, California, Waterworks Revenue Bonds, Series 2018A, 5.000%, 7/01/43	1/28 at 100.00	AA+	9,234,889
10,000	Los Angeles, California, Wastewater System Revenue Bonds, Green Series 2015C, 5.000%, 6/01/45	6/25 at 100.00	AA+	11,395,000
	Los Angeles, California, Wastewater System Revenue Bonds, Refunding Green Series 2015A:
5,000	5.000%, 6/01/31	6/25 at 100.00	AA+	5,832,150
5,000	5.000%, 6/01/32	6/25 at 100.00	AA+	5,818,200
2,600	Los Angeles, California, Wastewater System Revenue Bonds, Refunding Subordinate Lien Series 2013A, 5.000%, 6/01/35	6/23 at 100.00	AA	2,929,264

Nuveen California Municipal Bond Fund (continued)
Portfolio of Investments    as of May 31, 2018
(Unaudited)
Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Water and Sewer (continued)
$ 1,000	Norco Financing Authority, California, Enterprise Revenue Refunding Bonds, Series 2009, 5.625%, 10/01/34 – AGM Insured	10/19 at 100.00	AA	$1,048,210
1,950	San Diego Public Facilities Financing Authority, California, Sewerage Revenue Bonds, Refunding Senior Lien Series 2016A, 5.000%, 5/15/35	5/26 at 100.00	AA+	2,282,514
7,330	San Diego Public Facilities Financing Authority, California, Water Utility Revenue Bonds, Refunding Subordinate Lien Series 2016B, 5.000%, 8/01/32	8/26 at 100.00	Aa3	8,680,553
5,245	San Francisco City and County Public Utilities Commission, California, Water Revenue Bonds, Refunding Series 2016A, 5.000%, 11/01/35	11/26 at 100.00	AA-	6,207,510
4,510	Santa Clara Valley Water District, California, Water System Revenue Bonds, Refunding Series 2016A, 5.000%, 6/01/41	12/25 at 100.00	Aa1	5,176,353
182,395	Total Water and Sewer			209,636,175

$ 1,333,975	Total Long-Term Investments (cost $1,362,014,752)			1,428,973,517
	Other Assets Less Liabilities – 1.2%			17,158,358
	Net Assets – 100%			$ 1,446,131,875
Fair Value Measurements
Fair value is defined as the price that would be received upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. A three-tier hierarchy is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The following is a summary of the three-tiered hierarchy of valuation input levels.
Level 1  –     Inputs are unadjusted and prices are determined using quoted prices in active markets for identical securities.
Level 2  –     Prices are determined using other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3  –     Prices are determined using significant unobservable inputs (including management’s assumptions in determining the fair value of investments).
The inputs or methodologies used for valuing securities are not an indication of the risks associated with investing in those securities. The following is a summary of the Fund’s fair value measurements as of the end of the reporting period:
	Level 1	Level 2	Level 3	Total
Long-Term Investments:
Municipal Bonds	$ —	$1,428,973,517	$ —	$1,428,973,517

Income Tax Information
The following information is presented on an income tax basis. Differences between amounts for financial statement and federal income tax purposes are primarily due to timing differences in recognizing taxable market discount, timing differences in recognizing certain gains and losses on investment transactions and the treatment of investments in inverse floating rate securities reflected as financing transactions, if any. To the extent that differences arise that are permanent in nature, such amounts are reclassified within the capital accounts on the Statement of Assets and Liabilities presented in the annual report, based on their federal tax basis treatment; temporary differences do not require reclassification. Temporary and permanent differences do not impact the net asset value of the Fund.
The table below presents the cost and unrealized appreciation (depreciation) of the Fund's investment portfolio, as determined on a federal income tax basis, as of May 31, 2018.
Tax cost of investments	$1,362,311,148
Gross unrealized:
Appreciation	$ 67,804,649
Depreciation	(1,142,280)
Net unrealized appreciation (depreciation) of investments	$ 66,662,369
(1)	All percentages shown in the Portfolio of Investments are based on net assets.
(2)	Optional Call Provisions: Dates (month and year) and prices of the earliest optional call or redemption. There may be other call provisions at varying prices at later dates. Certain mortgage-backed securities may be subject to periodic principal paydowns.
(3)	For financial reporting purposes, the ratings disclosed are the highest of Standard & Poor’s Group (“Standard & Poor’s”), Moody’s Investors Service, Inc. (“Moody’s”) or Fitch, Inc. (“Fitch”) rating. This treatment of split-rated securities may differ from that used for other purposes, such as for Fund investment policies. Ratings below BBB by Standard & Poor’s, Baa by Moody’s or BBB by Fitch are considered to be below investment grade. Holdings designated N/R are not rated by any of these national rating agencies.
(4)	Step-up coupon bond, a bond with a coupon that increases ("steps up"), usually at regular intervals, while the bond is outstanding. The rate shown is the coupon as of the end of the reporting period.
(5)	Backed by an escrow or trust containing sufficient U.S. Government or U.S. Government agency securities, which ensure the timely payment of principal and interest.
144A	Investment is exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These investments may only be resold in transactions exempt from registration, which are normally those transactions with qualified institutional buyers.
ETM	Escrowed to maturity.

Nuveen California Intermediate Municipal Bond Fund
Portfolio of Investments    as of May 31, 2018
(Unaudited)
Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	LONG-TERM INVESTMENTS – 99.6%
	MUNICIPAL BONDS – 99.6%
	Consumer Staples – 4.3%
$ 305	Golden State Tobacco Securitization Corporation, California, Tobacco Settlement Asset-Backed Bonds, Series 2007A-1, 5.000%, 6/01/33	7/18 at 100.00	B+	$ 306,525
	Education and Civic Organizations – 4.7%
15	California Educational Facilities Authority, Revenue Bonds, Chapman University, Series 2015, 5.000%, 4/01/27	4/25 at 100.00	A2	17,258
175	California Infrastructure and Economic Development Bank, Revenue Bonds, Salvation Army Western Territory, Refunding Series 2016, 5.000%, 9/01/27	9/26 at 100.00	A1	206,824
100	California School Finance Authority, School Facility Revenue Bonds, Alliance for College-Ready Public Schools Project, Series 2016C, 5.000%, 7/01/21	No Opt. Call	BBB	107,169
290	Total Education and Civic Organizations			331,251
	Health Care – 22.7%
150	California Health Facilities Financing Authority, Revenue Bonds, El Camino Hospital, Series 2017, 5.000%, 2/01/26	No Opt. Call	AA	178,286
175	California Health Facilities Financing Authority, Revenue Bonds, Stanford Health Care, Refunding Series 2017A, 5.000%, 11/15/28	11/27 at 100.00	AA	212,922
100	California Municipal Finance Authority, Revenue Bonds, Eisenhower Medical Center, Series 2017A, 5.000%, 7/01/27	No Opt. Call	Baa2	116,215
60	California Municipal Finance Authority, Revenue Bonds, NorthBay Healthcare Group, Series 2015, 5.000%, 11/01/22	No Opt. Call	BBB-	65,515
100	California Municipal Finance Authority, Revenue Bonds, NorthBay Healthcare Group, Series 2017A, 5.000%, 11/01/25	No Opt. Call	BBB-	112,558
100	California Public Finance Authority, Revenue Bonds, Henry Mayo Newhall Hospital, Series 2017, 5.000%, 10/15/23	No Opt. Call	BBB-	110,936
125	California Statewide Communities Development Authority, California, Redlands Community Hospital, Revenue Bonds, Series 2016, 5.000%, 10/01/25	No Opt. Call	A-	142,295
100	California Statewide Communities Development Authority, California, Revenue Bonds, Loma Linda University Medical Center, Series 2016A, 5.000%, 12/01/28, 144A	6/26 at 100.00	BB+	110,305
200	California Statewide Communities Development Authority, Revenue Bonds, Huntington Memorial Hospital, Refunding Series 2014B, 5.000%, 7/01/25	7/24 at 100.00	A-	228,986
80	California Statewide Community Development Authority, Revenue Bonds, Daughters of Charity Health System, Series 2005A, 5.750%, 7/01/24	8/18 at 100.00	CCC	79,201
	Marysville, California, Revenue Bonds, Fremont-Rideout Health Group, Series 2011:
100	5.250%, 1/01/28	1/21 at 100.00	A	107,932
30	5.000%, 1/01/31	1/21 at 100.00	A	32,138

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Health Care (continued)
$ 100	Upland, California, Certificates of Participation, San Antonio Regional Hospital, Series 2017, 5.000%, 1/01/29	1/28 at 100.00	BBB+	$ 115,276
1,420	Total Health Care			1,612,565
	Tax Obligation/General – 12.9%
150	California State, General Obligation Bonds, Refunding Various Purpose Series 2017, 5.000%, 8/01/26	No Opt. Call	AA-	181,080
200	Los Angeles Unified School District, Los Angeles County, California, General Obligation Bonds, Election 2008 Series 2018B-1, 5.000%, 7/01/28	1/28 at 100.00	AAA	247,330
150	Los Angeles Unified School District, Los Angeles County, California, General Obligation Bonds, Refunding Series 2017A, 5.000%, 7/01/27	No Opt. Call	AAA	185,073
100	Los Rios Community College District, Sacramento County, California, General Obligation Bonds, Refunding Series 2017, 5.000%, 8/01/29	8/27 at 100.00	AA	121,626
150	Sacramento City Unified School District, Sacramento County, California, General Obligation Bonds, Measure Q Election 2012, Series 2017E, 5.000%, 8/01/28	8/27 at 100.00	AAA	181,203
750	Total Tax Obligation/General			916,312
	Tax Obligation/Limited – 22.3%
75	City of Dublin, California, Community Facilities District No. 2015-1, Dublin Crossing, Improvement Area No. 1, Special Tax Bonds, Series 2017, 5.000%, 9/01/27	No Opt. Call	N/R	83,408
100	Indian Wells Redevelopment Agency Successor Agency, California, Tax Allocation Bonds, Consolidated Whitewater Project Area, Refunding Subordinate Series 2015A, 5.000%, 9/01/23 – AGM Insured	No Opt. Call	AA	114,427
50	Indio, California, Special Tax Bonds, Community Facilities District 2004-3 Terra Lago, Improvement Area 1, Series 2015, 5.000%, 9/01/25	No Opt. Call	N/R	56,672
100	Jurupa Public Financing Authority, California, Special Tax Revenue Bonds, Series 2015A, 5.000%, 9/01/23	No Opt. Call	A+	113,416
150	Lammersville Joint Unified School District, San Joaquin County, California, Special Tax Bonds, Community Facilities District 2002 Mountain House, Series 2017, 5.000%, 9/01/26	No Opt. Call	N/R	170,815
100	Poway Unified School District Public Financing Authority, California, Special Tax Revenue Bonds, Refunding Series 2017A, 5.000%, 9/01/24	No Opt. Call	AA	117,198
200	San Diego Redevelopment Agency Successor Agency, California, Tax Allocation Bonds, Refunding Series 2016A, 5.000%, 9/01/25	No Opt. Call	AA	239,364
100	San Francisco City and County Redevelopment Agency Successor Agency, California, Special Tax Bonds, Community Facilities District 7, Hunters Point Shipyard Phase One Improvements, Refunding Series 2014, 5.000%, 8/01/26	8/24 at 100.00	N/R	113,269
65	San Francisco City and County Redevelopment Agency Successor Agency, California, Tax Allocation Bonds, Mission Bay North Redevelopment Project, Refunding Series 2016A, 5.000%, 8/01/26	No Opt. Call	A	77,346
25	San Mateo Redevelopment Agency Successor Agency, California, Tax Allocation Bonds, Refunding Series 2015A, 5.000%, 8/01/27	8/25 at 100.00	A	28,684
100	Santee Community Development Commission Successor Agency, California, Tax Allocation Bonds, Santee Community Redevelopment Project, Refunding Series 2016A, 5.000%, 8/01/26 – BAM Insured	No Opt. Call	AA	119,402

Nuveen California Intermediate Municipal Bond Fund (continued)
Portfolio of Investments    as of May 31, 2018
(Unaudited)
Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Tax Obligation/Limited (continued)
$ 100	Saugus/Hart School Facilities Financing Authority, California, Special Tax Bonds, Community Facilities District 2006-1, Series 2016, 5.000%, 9/01/26	3/26 at 100.00	N/R	$114,539
200	Stockton Redevelopment Agency, California, Tax Allocation Bonds, Refunding Series 2016A, 5.000%, 9/01/26 – AGM Insured	No Opt. Call	AA	237,024
1,365	Total Tax Obligation/Limited			1,585,564
	Transportation – 3.3%
100	Alameda Corridor Transportation Authority, California, Revenue Bonds, Refunding Subordinate Lien Series 2016A, 5.000%, 10/01/25	No Opt. Call	BBB+	116,127
100	San Jose, California, Airport Revenue Bonds, Refunding Series 2017A, 5.000%, 3/01/26 (Alternative Minimum Tax)	No Opt. Call	A2	116,347
200	Total Transportation			232,474
	U.S. Guaranteed – 14.7% (4)
200	California Health Facilities Financing Authority, Revenue Bonds, Providence Health & Services, Refunding Series 2008C, 6.250%, 10/01/28 (Pre-refunded 10/01/18)	10/18 at 100.00	AA-	203,154
200	California State University, Systemwide Revenue Bonds, Series 2009A, 5.250%, 11/01/29 (Pre-refunded 5/01/19)	5/19 at 100.00	Aa2	206,904
200	Desert Sands Unified School District, Riverside County, California, General Obligation Bonds, Election 2001, Series 2008, 5.000%, 8/01/27 (Pre-refunded 8/01/18)	8/18 at 100.00	Aa2	201,184
200	Ohlone Community College District, Alameda County, California, General Obligation Bonds, Election 2010 Series 2011A-1, 5.250%, 8/01/41 (Pre-refunded 8/01/21)	8/21 at 100.00	Aa1	222,000
200	San Francisco City and County Public Utilities Commission, California, Water Revenue Bonds, Refunding Series 2009A, 5.125%, 11/01/39 (Pre-refunded 11/01/19)	11/19 at 100.00	AA-	210,092
1,000	Total U.S. Guaranteed			1,043,334
	Utilities – 1.1%
40	Banning Financing Authority, California, Revenue Bonds, Electric System Project, Refunding Series 2015, 5.000%, 6/01/27 – AGM Insured	6/25 at 100.00	AA	46,267
30	Roseville Natural Gas Financing Authority, California, Gas Revenue Bonds, Series 2007, 5.000%, 2/15/23	No Opt. Call	A	33,219
70	Total Utilities			79,486
	Water and Sewer – 13.6%
200	California Infrastructure and Economic Development Bank. Clean Water State Revolving Fund Revenue Bonds, Green Series 2018, 5.000%, 10/01/28	4/28 at 100.00	AAA	247,042
100	Central Basin Municipal Water District, California, Revenue Bonds, Refunding Series 2016A, 5.000%, 8/01/24 – AGM Insured	No Opt. Call	AA	115,418
150	Los Angeles, California, Wastewater System Revenue Bonds, Refunding Green Subordinate Lien Series 2017B, 5.000%, 6/01/27	No Opt. Call	AA	185,473
150	San Francisco City and County Public Utilities Commission, California, Water Revenue Bonds, Refunding Green Series 2017D, 5.000%, 11/01/28	11/27 at 100.00	AA-	183,800

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Water and Sewer (continued)
$ 200	Santa Clara Valley Water District, California, Certificates of Participation, Refunding & Improvement Series 2017A, 5.000%, 2/01/27	2/26 at 100.00	Aa1	$ 238,798
800	Total Water and Sewer			970,531

$ 6,200	Total Long-Term Investments (cost $7,055,959)			7,078,042
	Other Assets Less Liabilities – 0.4%			28,475
	Net Assets – 100%			$ 7,106,517
Fair Value Measurements
Fair value is defined as the price that would be received upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. A three-tier hierarchy is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The following is a summary of the three-tiered hierarchy of valuation input levels.
Level 1  –     Inputs are unadjusted and prices are determined using quoted prices in active markets for identical securities.
Level 2  –     Prices are determined using other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3  –     Prices are determined using significant unobservable inputs (including management’s assumptions in determining the fair value of investments).
The inputs or methodologies used for valuing securities are not an indication of the risks associated with investing in those securities. The following is a summary of the Fund’s fair value measurements as of the end of the reporting period:
	Level 1	Level 2	Level 3	Total
Long-Term Investments:
Municipal Bonds	$ —	$7,078,042	$ —	$7,078,042
Income Tax Information
The following information is presented on an income tax basis. Differences between amounts for financial statement and federal income tax purposes are primarily due to timing differences in recognizing taxable market discount, timing differences in recognizing certain gains and losses on investment transactions and the treatment of investments in inverse floating rate securities reflected as financing transactions, if any. To the extent that differences arise that are permanent in nature, such amounts are reclassified within the capital accounts on the Statement of Assets and Liabilities presented in the annual report, based on their federal tax basis treatment; temporary differences do not require reclassification. Temporary and permanent differences do not impact the net asset value of the Fund.
The table below presents the cost and unrealized appreciation (depreciation) of the Fund's investment portfolio, as determined on a federal income tax basis, as of May 31, 2018.
Tax cost of investments	$7,055,936
Gross unrealized:
Appreciation	$ 75,042
Depreciation	(52,936)
Net unrealized appreciation (depreciation) of investments	$ 22,106

Nuveen California Intermediate Municipal Bond Fund (continued)
Portfolio of Investments    as of May 31, 2018
(Unaudited)
(1)	All percentages shown in the Portfolio of Investments are based on net assets.
(2)	Optional Call Provisions: Dates (month and year) and prices of the earliest optional call or redemption. There may be other call provisions at varying prices at later dates. Certain mortgage-backed securities may be subject to periodic principal paydowns.
(3)	For financial reporting purposes, the ratings disclosed are the highest of Standard & Poor’s Group (“Standard & Poor’s”), Moody’s Investors Service, Inc. (“Moody’s”) or Fitch, Inc. (“Fitch”) rating. This treatment of split-rated securities may differ from that used for other purposes, such as for Fund investment policies. Ratings below BBB by Standard & Poor’s, Baa by Moody’s or BBB by Fitch are considered to be below investment grade. Holdings designated N/R are not rated by any of these national rating agencies.
(4)	Backed by an escrow or trust containing sufficient U.S. Government or U.S. Government agency securities, which ensure the timely payment of principal and interest.
144A	Investment is exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These investments may only be resold in transactions exempt from registration, which are normally those transactions with qualified institutional buyers.

Nuveen Connecticut Municipal Bond Fund
Portfolio of Investments    as of May 31, 2018
(Unaudited)
Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	LONG-TERM INVESTMENTS – 98.6%
	MUNICIPAL BONDS – 98.6%
	Education and Civic Organizations – 9.1%
$ 210	Albany Industrial Development Agency, New York, Revenue Bonds, Brighter Choice Charter Schools, Series 2007A, 5.000%, 4/01/20	8/18 at 100.00	B	$210,074
	Connecticut Health and Educational Facilities Authority, Revenue Bonds, Brunswick School, Series 2012C:
1,000	5.000%, 7/01/31	7/22 at 100.00	A+	1,077,350
500	5.000%, 7/01/32	7/22 at 100.00	A+	538,875
1,185	Connecticut Health and Educational Facilities Authority, Revenue Bonds, Connecticut College, Series 2011H, 5.000%, 7/01/41	7/21 at 100.00	A2	1,263,802
1,885	Connecticut Health and Educational Facilities Authority, Revenue Bonds, Fairfield University, Series 2016Q-1, 5.000%, 7/01/46	7/26 at 100.00	A-	2,109,070
1,050	Connecticut Health and Educational Facilities Authority, Revenue Bonds, Norwich Free Academy, Series 2013B, 4.000%, 7/01/34	7/23 at 100.00	A1	1,069,792
5,095	Connecticut Health and Educational Facilities Authority, Revenue Bonds, Quinnipiac University, Refunding Series 2015L, 5.000%, 7/01/45	7/25 at 100.00	A-	5,613,773
1,750	Connecticut Health and Educational Facilities Authority, Revenue Bonds, Quinnipiac University, Series 2016M, 5.000%, 7/01/35	7/26 at 100.00	A-	1,961,977
1,425	Connecticut Health and Educational Facilities Authority, Revenue Bonds, Sacred Heart University, Series 2017I-1, 5.000%, 7/01/42	7/27 at 100.00	A	1,612,416
1,400	Connecticut Health and Educational Facilities Authority, Revenue Bonds, Trinity College, Refunding Series 2010M, 4.250%, 7/01/28	7/20 at 100.00	A+	1,454,404
	Connecticut Health and Educational Facilities Authority, Revenue Bonds, University of New Haven, Series 2018K-1:
1,000	5.000%, 7/01/37	7/28 at 100.00	BBB	1,112,040
1,250	5.000%, 7/01/38	7/28 at 100.00	BBB	1,387,825
950	Connecticut Health and Educational Facilities Authority, Revenue Bonds, Westminster School, Series 2014H, 3.250%, 7/01/32	7/24 at 100.00	A	955,197
630	University of Connecticut, Student Fee Revenue Bonds, Refunding Series 2010A, 5.000%, 11/15/27	11/19 at 100.00	AA-	657,374
19,330	Total Education and Civic Organizations			21,023,969
	Health Care – 23.0%
4,600	Connecticut Health and Educational Facilities Authority Revenue Bonds, Hartford HealthCare, Series 2015F, 5.000%, 7/01/45	7/25 at 100.00	A	5,022,970
2,920	Connecticut Health and Educational Facilities Authority, Revenue Bonds, Ascension Health Series 2010A, 5.000%, 11/15/40	11/19 at 100.00	AA+	3,042,173

Nuveen Connecticut Municipal Bond Fund (continued)
Portfolio of Investments    as of May 31, 2018
(Unaudited)
Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Health Care (continued)
	Connecticut Health and Educational Facilities Authority, Revenue Bonds, Bristol Hospital, Series 2002B:
$ 345	5.500%, 7/01/21 – RAAI Insured	8/18 at 100.00	AA	$346,052
4,025	5.500%, 7/01/32 – RAAI Insured	8/18 at 100.00	AA	4,032,486
6,975	Connecticut Health and Educational Facilities Authority, Revenue Bonds, Hartford HealthCare, Series 2011A, 5.000%, 7/01/41	7/21 at 100.00	A	7,377,457
500	Connecticut Health and Educational Facilities Authority, Revenue Bonds, Hartford HealthCare, Series 2014E, 5.000%, 7/01/42	7/24 at 100.00	A	544,135
1,555	Connecticut Health and Educational Facilities Authority, Revenue Bonds, Lawrence and Memorial Hospitals, Series 2011F, 5.000%, 7/01/36	7/21 at 100.00	A+	1,644,257
1,995	Connecticut Health and Educational Facilities Authority, Revenue Bonds, Middlesex Hospital, Series 2015O, 5.000%, 7/01/36	7/25 at 100.00	A3	2,168,026
4,020	Connecticut Health and Educational Facilities Authority, Revenue Bonds, Stamford Hospital, Series 2010-I, 5.000%, 7/01/30	7/20 at 100.00	BBB+	4,227,754
4,000	Connecticut Health and Educational Facilities Authority, Revenue Bonds, Stamford Hospital, Series 2012J, 5.000%, 7/01/42	7/22 at 100.00	BBB+	4,263,480
1,815	Connecticut Health and Educational Facilities Authority, Revenue Bonds, Stamford Hospital, Series 2016K, 4.000%, 7/01/46	7/26 at 100.00	BBB+	1,784,853
	Connecticut Health and Educational Facilities Authority, Revenue Bonds, Trinity Health Credit Group, Series 2016CT:
2,350	5.000%, 12/01/41	6/26 at 100.00	AA-	2,665,699
1,195	5.000%, 12/01/45	6/26 at 100.00	AA-	1,348,319
4,160	Connecticut Health and Educational Facilities Authority, Revenue Bonds, Western Connecticut Health, Series 2011M, 5.375%, 7/01/41	7/21 at 100.00	A	4,458,189
2,000	Connecticut Health and Educational Facilities Authority, Revenue Bonds, Western Connecticut Health, Series 2011N, 5.000%, 7/01/29	7/21 at 100.00	A	2,133,600
	Connecticut Health and Educational Facilities Authority, Revenue Bonds, Yale-New Haven Health Issue, Series 2014E:
2,400	5.000%, 7/01/32	7/24 at 100.00	AA-	2,697,312
2,520	5.000%, 7/01/33	7/24 at 100.00	AA-	2,826,180
830	5.000%, 7/01/34	7/24 at 100.00	AA-	928,878
1,670	Orange County Health Facilities Authority, Florida, Hospital Revenue Bonds, Orlando Health, Inc., Series 2009, 5.125%, 10/01/26	10/19 at 100.00	A+	1,741,209
49,875	Total Health Care			53,253,029
	Long-Term Care – 2.0%
1,100	Connecticut Health and Educational Facilities Authority, Revenue Bonds, Duncaster, Inc., Series 2014A, 5.000%, 8/01/44	8/24 at 100.00	BBB-	1,155,781
570	Connecticut Health and Educational Facilities Authority, Revenue Bonds, Healthcare Facility Expansion Church Home of Hartford Inc. Project, Series 2016A, 5.000%, 9/01/46, 144A	9/26 at 100.00	BB	595,393
2,705	Connecticut Housing Finance Authority, State Supported Special Obligation Bonds, Refunding Series 2010-16, 5.000%, 6/15/30	6/20 at 100.00	A1	2,856,237
4,375	Total Long-Term Care			4,607,411

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Tax Obligation/General – 21.8%
	Bridgeport, Connecticut, General Obligation Bonds, Series 2014A:
$ 600	5.000%, 7/01/32 – AGM Insured	7/24 at 100.00	AA	$666,528
1,000	5.000%, 7/01/33 – AGM Insured	7/24 at 100.00	AA	1,109,120
1,065	5.000%, 7/01/34 – AGM Insured	7/24 at 100.00	AA	1,179,967
2,000	Bridgeport, Connecticut, General Obligation Bonds, Series 2016D, 5.000%, 8/15/41 – AGM Insured	8/26 at 100.00	AA	2,206,080
2,425	Connecticut Health and Educational Facilities Authority, Revenue Bonds, Connecticut State University System, Series 2016P-1, 5.000%, 11/01/28	11/26 at 100.00	A1	2,810,357
2,000	Connecticut State, General Obligation Bonds, Refunding Series 2012E, 5.000%, 9/15/32	9/22 at 100.00	A1	2,132,940
	Connecticut State, General Obligation Bonds, Series 2008C:
1,000	5.000%, 11/01/26	11/18 at 100.00	A1	1,012,200
1,015	5.000%, 11/01/27	11/18 at 100.00	A1	1,027,251
1,015	5.000%, 11/01/28	11/18 at 100.00	A1	1,027,129
1,000	Connecticut State, General Obligation Bonds, Series 2011D, 5.000%, 11/01/31	11/21 at 100.00	A1	1,057,990
2,400	Connecticut State, General Obligation Bonds, Series 2014A, 5.000%, 3/01/31	3/24 at 100.00	A1	2,616,936
3,000	Connecticut State, General Obligation Bonds, Series 2014F, 5.000%, 11/15/34	11/24 at 100.00	A1	3,264,870
2,370	Connecticut State, General Obligation Bonds, Series 2015F, 5.000%, 11/15/34	11/25 at 100.00	A1	2,601,241
	Connecticut State, General Obligation Bonds, Series 2017A:
1,000	5.000%, 4/15/34	4/27 at 100.00	A1	1,115,040
3,270	5.000%, 4/15/35	4/27 at 100.00	A1	3,635,619
500	Hamden, Connecticut, General Obligation Bonds, Series 2016, 5.000%, 8/15/33 – BAM Insured	8/24 at 100.00	AA	558,545
1,000	New Haven, Connecticut, General Obligation Bonds, Refunding Series 2016A, 5.000%, 8/15/36 – AGM Insured	8/26 at 100.00	AA	1,103,790
	New Haven, Connecticut, General Obligation Bonds, Series 2014A:
810	5.000%, 8/01/30 – AGM Insured	8/24 at 100.00	AA	890,878
700	5.000%, 8/01/31 – AGM Insured	8/24 at 100.00	AA	769,069
850	5.000%, 8/01/32 – AGM Insured	8/24 at 100.00	AA	932,875
850	5.000%, 8/01/34 – AGM Insured	8/24 at 100.00	AA	930,393
	New Haven, Connecticut, General Obligation Bonds, Series 2015:
795	5.000%, 9/01/32 – AGM Insured	9/25 at 100.00	AA	871,193
1,620	5.000%, 9/01/33 – AGM Insured	9/25 at 100.00	AA	1,769,834
500	5.000%, 9/01/35 – AGM Insured	9/25 at 100.00	AA	543,915
485	North Haven, Connecticut, General Obligation Bonds, Series 2006, 5.000%, 7/15/24	No Opt. Call	Aa1	562,275
1,500	State of Connecticut, 5.000%, 4/15/37	4/28 at 100.00	A1	1,672,995
600	Stratford, Connecticut, General Obligation Bonds, Series 2014, 5.000%, 12/15/34	12/22 at 100.00	AA	658,470

Nuveen Connecticut Municipal Bond Fund (continued)
Portfolio of Investments    as of May 31, 2018
(Unaudited)
Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Tax Obligation/General (continued)
	Waterbury, Connecticut, General Obligation Bonds, Lot A Series 2015:
$ 555	5.000%, 8/01/30 – BAM Insured	8/25 at 100.00	AA	$633,682
485	5.000%, 8/01/31 – BAM Insured	8/25 at 100.00	AA	553,084
765	5.000%, 8/01/32 – BAM Insured	8/25 at 100.00	AA	869,736
555	5.000%, 8/01/33 – BAM Insured	8/25 at 100.00	AA	629,448
555	5.000%, 8/01/34 – BAM Insured	8/25 at 100.00	AA	627,916
3,000	Waterbury, Connecticut, General Obligation Bonds, Series 2012A, 5.000%, 8/01/30	8/22 at 100.00	AA-	3,278,220
2,000	West Haven, Connecticut, General Obligation Bonds, Series 2012, 5.000%, 8/01/24 – AGM Insured	8/22 at 100.00	AA	2,187,960
	Williamson & Johnson Counties Community Unit School District 2, Marion, Illinois, General Obligation Bonds, Series 2011:
1,280	7.000%, 12/01/24 – AGM Insured	12/20 at 100.00	AA	1,411,763
1,415	7.000%, 12/01/25 – AGM Insured	12/20 at 100.00	AA	1,560,660
45,980	Total Tax Obligation/General			50,479,969
	Tax Obligation/Limited – 13.6%
900	Connecticut Higher Education Supplemental Loan Authority, Revenue Bonds, CHELSA Loan Program, Series 2010A, 4.000%, 11/15/30	11/20 at 100.00	A1	913,410
2,500	Connecticut State, Special Tax Obligation Bonds, Transportation Infrastructure Purposes Series 2013A, 5.000%, 10/01/33	10/23 at 100.00	AA	2,722,450
1,390	Connecticut State, Special Tax Obligation Bonds, Transportation Infrastructure Purposes Series 2015A, 5.000%, 8/01/33	8/25 at 100.00	AA	1,533,907
4,500	Connecticut State, Special Tax Obligation Bonds, Transportation Infrastructure Purposes Series 2016A, 5.000%, 9/01/33	9/26 at 100.00	AA	5,030,640
	Connecticut State, Special Tax Obligation Bonds, Transportation Infrastructure Purposes Series 2018A:
2,000	5.000%, 1/01/37	1/28 at 100.00	AA	2,243,960
2,000	5.000%, 1/01/38	1/28 at 100.00	AA	2,242,240
1,165	Connecticut State, Special Tax Obligation Bonds, Transportation Infrastructure Purposes, Series 2014A, 5.000%, 9/01/33	9/24 at 100.00	AA	1,274,463
	Government of Guam, Business Privilege Tax Bonds, Series 2011A:
2,400	5.250%, 1/01/36	1/22 at 100.00	A	2,520,144
600	5.125%, 1/01/42	1/22 at 100.00	A	622,866
1,720	Harbor Point Infrastructure Improvement District, Connecticut, Special Obligation Revenue Bonds, Harbor Point Project, Refunding Series 2017, 5.000%, 4/01/39, 144A	4/27 at 100.00	N/R	1,844,047
	University of Connecticut, General Obligation Bonds, Series 2009A:
1,000	5.000%, 2/15/27	2/19 at 100.00	AA-	1,020,080
1,000	5.000%, 2/15/28	2/19 at 100.00	AA-	1,019,940
2,500	University of Connecticut, General Obligation Bonds, Series 2013A, 5.000%, 8/15/32	8/23 at 100.00	AA-	2,775,700
740	University of Connecticut, General Obligation Bonds, Series 2014A, 5.000%, 2/15/31	2/24 at 100.00	AA-	823,916
1,590	University of Connecticut, General Obligation Bonds, Series 2015A, 5.000%, 2/15/34	2/25 at 100.00	AA-	1,738,156

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Tax Obligation/Limited (continued)
$ 3,000	University of Connecticut, General Obligation Bonds, Series 2017A, 5.000%, 1/15/36	1/27 at 100.00	AA-	$ 3,308,580
29,005	Total Tax Obligation/Limited			31,634,499
	U.S. Guaranteed – 13.3% (4)
	Connecticut Health and Educational Facilities Authority, Revenue Bonds, Fairfield University, Series 2010-O:
1,705	5.000%, 7/01/35 (Pre-refunded 7/01/20)	7/20 at 100.00	A-	1,812,023
1,000	5.000%, 7/01/40 (Pre-refunded 7/01/20)	7/20 at 100.00	A-	1,062,770
260	Connecticut Health and Educational Facilities Authority, Revenue Bonds, Lutheran General Healthcare System - Parkside Lodges Projects, Series 1989, 7.375%, 7/01/19 (ETM)	8/18 at 100.00	Aaa	268,099
	Connecticut Health and Educational Facilities Authority, Revenue Bonds, Middlesex Hospital, Series 2011N:
495	5.000%, 7/01/25 (Pre-refunded 7/01/21)	7/21 at 100.00	A3	539,065
500	5.000%, 7/01/27 (Pre-refunded 7/01/21)	7/21 at 100.00	A3	544,510
90	Connecticut Health and Educational Facilities Authority, Revenue Bonds, Quinnipiac University, Series 2007K-2, 5.000%, 7/01/31 (Pre-refunded 7/01/18) – NPFG Insured	7/18 at 100.00	A-	90,238
	Connecticut Health and Educational Facilities Authority, Revenue Bonds, Sacred Heart University, Series 2011G:
1,000	5.125%, 7/01/26 (Pre-refunded 7/01/21)	7/21 at 100.00	A	1,092,730
2,500	5.625%, 7/01/41 (Pre-refunded 7/01/21)	7/21 at 100.00	A	2,768,925
	Connecticut Health and Educational Facilities Authority, Revenue Bonds, Sacred Heart University, Series 2012H:
1,255	5.000%, 7/01/26 (Pre-refunded 7/01/22) – AGM Insured	7/22 at 100.00	AA	1,401,095
1,750	5.000%, 7/01/27 (Pre-refunded 7/01/22) – AGM Insured	7/22 at 100.00	AA	1,953,718
2,000	Connecticut Health and Educational Facilities Authority, Revenue Bonds, Wesleyan University, Series 2010G, 5.000%, 7/01/39 (Pre-refunded 7/01/20)	7/20 at 100.00	AA	2,129,740
1,305	Connecticut Health and Educational Facilities Authority, Revenue Bonds, Yale-New Haven Hospital, Series 2010M, 5.500%, 7/01/40 (Pre-refunded 7/01/20)	7/20 at 100.00	Aa3	1,400,121
2,350	Guam Government Waterworks Authority, Water and Wastewater System Revenue Bonds, Series 2010, 5.625%, 7/01/40 (Pre-refunded 7/01/20)	7/20 at 100.00	A-	2,528,741
2,200	Guam Government, Limited Obligation Section 30 Revenue Bonds, Series 2009A, 5.750%, 12/01/34 (Pre-refunded 12/01/19)	12/19 at 100.00	BBB+	2,326,654
1,395	Puerto Rico, Highway Revenue Bonds, Highway and Transportation Authority, Series 2003AA, 5.500%, 7/01/19 – NPFG Insured (ETM)	No Opt. Call	Baa2	1,450,451
5,130	South Central Connecticut Regional Water Authority, Water System Revenue Bonds, Twentieth-Sixth Series, 2011, 5.000%, 8/01/41 (Pre-refunded 8/01/21)	8/21 at 100.00	AA-	5,613,502
1,720	Stamford, Connecticut, Special Obligation Revenue Bonds, Mill River Corridor Project, Series 2011aA, 7.000%, 4/01/41 (Pre-refunded 4/01/21)	4/21 at 100.00	N/R	1,952,974
1,725	Williamson & Johnson Counties Community Unit School District 2, Marion, Illinois, General Obligation Bonds, Series 2011, 7.000%, 12/01/27 (Pre-refunded 12/01/20) – AGM Insured	12/20 at 100.00	AA	1,933,173
28,380	Total U.S. Guaranteed			30,868,529

Nuveen Connecticut Municipal Bond Fund (continued)
Portfolio of Investments    as of May 31, 2018
(Unaudited)
Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Utilities – 3.9%
$ 415	Connecticut Municipal Electric Energy Cooperative, Power Supply System Revenue Bonds, Series 2013A, 5.000%, 1/01/38	1/23 at 100.00	Aa3	$455,251
880	Connecticut Municipal Electric Energy Cooperative, Transmission Services Revenue Bonds, Series 2012A, 5.000%, 1/01/25	1/22 at 100.00	Aa3	962,667
3,170	Connecticut Transmission Municipal Electric Energy Cooperative, Transmission System Revenue Bonds, Series 2012A, 5.000%, 1/01/42	1/22 at 100.00	Aa3	3,430,320
3,035	Eastern Connecticut Resource Recovery Authority, Solid Waste Revenue Bonds, Wheelabrator Lisbon Project, Series 1993A, 5.500%, 1/01/20 (Alternative Minimum Tax)	7/18 at 100.00	A-	3,080,100
1,000	Guam Power Authority, Revenue Bonds, Series 2014A, 5.000%, 10/01/39	10/24 at 100.00	AA	1,091,870
8,500	Total Utilities			9,020,208
	Water and Sewer – 11.9%
1,250	Connecticut, State Revolving Fund General Revenue Bonds, Series 2013A, 5.000%, 3/01/25	3/23 at 100.00	AAA	1,416,987
	Greater New Haven Water Pollution Control Authority, Connecticut, Regional Wastewater System Revenue Bonds, Refunding Series 2014B:
500	5.000%, 8/15/30	8/24 at 100.00	AA	563,075
1,000	5.000%, 8/15/32	8/24 at 100.00	AA	1,129,790
60	Greater New Haven Water Pollution Control Authority, Connecticut, Regional Wastewater System Revenue Bonds, Series 2005A, 5.000%, 8/15/35 – NPFG Insured	11/18 at 100.00	AA	60,161
1,115	Guam Government Waterworks Authority, Water and Wastewater System Revenue Bonds, Refunding Series 2017, 5.000%, 7/01/37	7/27 at 100.00	A-	1,198,246
1,040	Guam Government Waterworks Authority, Water and Wastewater System Revenue Bonds, Series 2016, 5.000%, 1/01/46	7/26 at 100.00	A-	1,103,024
	Hartford County Metropolitan District, Connecticut, Clean Water Project Revenue Bonds, Refunding Green Bond Series 2014A:
2,250	5.000%, 11/01/35	11/24 at 100.00	Aa2	2,502,202
4,885	5.000%, 11/01/42	11/24 at 100.00	Aa2	5,393,675
2,500	Hartford County Metropolitan District, Connecticut, Clean Water Project Revenue Bonds, Series 2013A, 5.000%, 4/01/39	4/22 at 100.00	Aa2	2,709,425
1,000	New York City Municipal Water Finance Authority, New York, Water and Sewer System Revenue Bonds, Second Generation Resolution, Fiscal 2011 Series EE, 5.375%, 6/15/43	12/20 at 100.00	AA+	1,084,940
	South Central Connecticut Regional Water Authority Water System Revenue Bonds, Thirtieth Series 2014A:
1,010	5.000%, 8/01/39	8/24 at 100.00	AA-	1,135,462
1,055	5.000%, 8/01/44	8/24 at 100.00	AA-	1,182,877
1,245	South Central Connecticut Regional Water Authority, Water System Revenue Bonds, Refunding Thirty-Second Series 2016B, 4.000%, 8/01/36	8/26 at 100.00	AA-	1,324,257
3,000	South Central Connecticut Regional Water Authority, Water System Revenue Bonds, Refunding Thirty-third Series 2017B-1, 5.000%, 8/01/41	8/28 at 100.00	AA-	3,539,190
500	South Central Connecticut Regional Water Authority, Water System Revenue Bonds, Twenty-Eighth Series 2013A, 5.000%, 8/01/38	8/22 at 100.00	AA-	548,855
2,000	South Central Connecticut Regional Water Authority, Water System Revenue Bonds, Twenty-Seventh Series 2012, 5.000%, 8/01/30 – FGIC Insured	8/22 at 100.00	AA-	2,217,960

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Water and Sewer (continued)
$ 500	Stamford, Connecticut, Water Pollution Control System and Facility Revenue Bonds, Series 2013A, 5.250%, 8/15/43	8/23 at 100.00	AA+	$ 568,960
24,910	Total Water and Sewer			27,679,086

$ 210,355	Total Long-Term Investments (cost $222,082,447)			228,566,700
	Other Assets Less Liabilities – 1.4%			3,318,230
	Net Assets – 100%			$ 231,884,930
Fair Value Measurements
Fair value is defined as the price that would be received upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. A three-tier hierarchy is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The following is a summary of the three-tiered hierarchy of valuation input levels.
Level 1  –     Inputs are unadjusted and prices are determined using quoted prices in active markets for identical securities.
Level 2  –     Prices are determined using other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3  –     Prices are determined using significant unobservable inputs (including management’s assumptions in determining the fair value of investments).
The inputs or methodologies used for valuing securities are not an indication of the risks associated with investing in those securities. The following is a summary of the Fund’s fair value measurements as of the end of the reporting period:
	Level 1	Level 2	Level 3	Total
Long-Term Investments:
Municipal Bonds	$ —	$228,566,700	$ —	$228,566,700
Income Tax Information
The following information is presented on an income tax basis. Differences between amounts for financial statement and federal income tax purposes are primarily due to timing differences in recognizing taxable market discount, timing differences in recognizing certain gains and losses on investment transactions and the treatment of investments in inverse floating rate securities reflected as financing transactions, if any. To the extent that differences arise that are permanent in nature, such amounts are reclassified within the capital accounts on the Statement of Assets and Liabilities presented in the annual report, based on their federal tax basis treatment; temporary differences do not require reclassification. Temporary and permanent differences do not impact the net asset value of the Fund.
The table below presents the cost and unrealized appreciation (depreciation) of the Fund's investment portfolio, as determined on a federal income tax basis, as of May 31, 2018.
Tax cost of investments	$221,621,159
Gross unrealized:
Appreciation	$ 7,797,022
Depreciation	(851,481)
Net unrealized appreciation (depreciation) of investments	$ 6,945,541

Nuveen Connecticut Municipal Bond Fund (continued)
Portfolio of Investments    as of May 31, 2018
(Unaudited)
(1)	All percentages shown in the Portfolio of Investments are based on net assets.
(2)	Optional Call Provisions: Dates (month and year) and prices of the earliest optional call or redemption. There may be other call provisions at varying prices at later dates. Certain mortgage-backed securities may be subject to periodic principal paydowns.
(3)	For financial reporting purposes, the ratings disclosed are the highest of Standard & Poor’s Group (“Standard & Poor’s”), Moody’s Investors Service, Inc. (“Moody’s”) or Fitch, Inc. (“Fitch”) rating. This treatment of split-rated securities may differ from that used for other purposes, such as for Fund investment policies. Ratings below BBB by Standard & Poor’s, Baa by Moody’s or BBB by Fitch are considered to be below investment grade. Holdings designated N/R are not rated by any of these national rating agencies.
(4)	Backed by an escrow or trust containing sufficient U.S. Government or U.S. Government agency securities, which ensure the timely payment of principal and interest.
144A	Investment is exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These investments may only be resold in transactions exempt from registration, which are normally those transactions with qualified institutional buyers.
ETM	Escrowed to maturity.

Nuveen Massachusetts Municipal Bond Fund
Portfolio of Investments    as of May 31, 2018
(Unaudited)
Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	LONG-TERM INVESTMENTS – 98.6%
	MUNICIPAL BONDS – 98.6%
	Education and Civic Organizations – 27.2%
	Massachusetts Development Finance Agency, Revenue Bonds, Berklee College of Music, Series 2016:
$ 1,260	5.000%, 10/01/39	10/26 at 100.00	A	$1,447,375
5,165	5.000%, 10/01/46	10/26 at 100.00	A	5,904,421
1,500	Massachusetts Development Finance Agency, Revenue Bonds, Boston College, Series 2010R-1, 5.000%, 7/01/40	7/20 at 100.00	AA-	1,585,650
3,000	Massachusetts Development Finance Agency, Revenue Bonds, Boston College, Series 2013S, 5.000%, 7/01/32	7/23 at 100.00	AA-	3,370,560
	Massachusetts Development Finance Agency, Revenue Bonds, Boston College, Series 2017T:
2,350	5.000%, 7/01/39	7/27 at 100.00	AA-	2,733,097
1,020	5.000%, 7/01/42	7/27 at 100.00	AA-	1,183,628
5,000	Massachusetts Development Finance Agency, Revenue Bonds, Boston University, Series 2013X, 5.000%, 10/01/48	10/23 at 100.00	Aa3	5,550,950
2,230	Massachusetts Development Finance Agency, Revenue Bonds, Boston University, Series 2016BB-1, 5.000%, 10/01/46	10/26 at 100.00	Aa3	2,549,247
3,000	Massachusetts Development Finance Agency, Revenue Bonds, Brandeis University, Series 2008N, 5.000%, 10/01/39	10/18 at 100.00	A1	3,030,480
3,000	Massachusetts Development Finance Agency, Revenue Bonds, Emerson College, Series 2015, 5.000%, 1/01/35	1/25 at 100.00	BBB+	3,256,680
	Massachusetts Development Finance Agency, Revenue Bonds, Emerson College, Series 2016A:
1,510	5.250%, 1/01/42	1/27 at 100.00	BBB+	1,686,474
1,500	5.000%, 1/01/47	1/27 at 100.00	BBB+	1,642,125
	Massachusetts Development Finance Agency, Revenue Bonds, Emerson College, Series 2017A:
2,240	5.000%, 1/01/37	1/28 at 100.00	BBB+	2,495,875
5,185	5.000%, 1/01/40	1/28 at 100.00	BBB+	5,750,632
2,000	Massachusetts Development Finance Agency, Revenue Bonds, Emerson College, Series 2018, 5.000%, 1/01/43	1/28 at 100.00	BBB+	2,214,780
2,500	Massachusetts Development Finance Agency, Revenue Bonds, Emmanuel College, Series 2016A, 5.000%, 10/01/43	10/26 at 100.00	Baa2	2,721,575
	Massachusetts Development Finance Agency, Revenue Bonds, Lesley University, Series 2016:
2,055	5.000%, 7/01/36	7/26 at 100.00	A-	2,317,896
810	5.000%, 7/01/39	7/26 at 100.00	A-	911,785

Nuveen Massachusetts Municipal Bond Fund (continued)
Portfolio of Investments    as of May 31, 2018
(Unaudited)
Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Education and Civic Organizations (continued)
	Massachusetts Development Finance Agency, Revenue Bonds, MCPHS University Issue, Series 2015H:
$ 550	3.500%, 7/01/35	7/25 at 100.00	AA	$547,888
235	5.000%, 7/01/37	7/25 at 100.00	AA	266,034
700	Massachusetts Development Finance Agency, Revenue Bonds, Merrimack College, Series 2017, 5.000%, 7/01/37	7/26 at 100.00	BBB-	765,555
	Massachusetts Development Finance Agency, Revenue Bonds, Northeastern University, Series 2014A:
1,125	5.000%, 3/01/39	3/24 at 100.00	A1	1,245,319
1,850	5.000%, 3/01/44	3/24 at 100.00	A1	2,042,714
1,550	Massachusetts Development Finance Agency, Revenue Bonds, Phillips Academy , Series 2014A, 5.000%, 9/01/43	9/23 at 100.00	AAA	1,737,581
1,000	Massachusetts Development Finance Agency, Revenue Bonds, Simmons College, Series 2013J, 5.250%, 10/01/39	10/23 at 100.00	BBB+	1,096,000
2,495	Massachusetts Development Finance Agency, Revenue Bonds, Sterling and Francine Clark Art Institute, Series 2015, 5.000%, 7/01/33	7/25 at 100.00	AA	2,874,415
2,000	Massachusetts Development Finance Agency, Revenue Bonds, Sterling and Francine Clark Art Institute, Series 2016, 4.000%, 7/01/41	1/27 at 100.00	AA	2,081,000
1,500	Massachusetts Development Finance Agency, Revenue Bonds, The Broad Institute, Series 2017, 5.000%, 4/01/36	10/27 at 100.00	AA-	1,757,040
875	Massachusetts Development Finance Agency, Revenue Bonds, Tufts University, Series 2015Q, 5.000%, 8/15/38	8/25 at 100.00	Aa2	1,002,724
1,325	Massachusetts Development Finance Agency, Revenue Bonds, Wheaton College, Series 2017H, 5.000%, 1/01/42	1/28 at 100.00	A3	1,522,690
	Massachusetts Development Finance Agency, Revenue Bonds, Woods Hole Oceanographic Institution, Series 2018:
1,000	5.000%, 6/01/37	6/28 at 100.00	AA-	1,167,800
1,000	5.000%, 6/01/38	6/28 at 100.00	AA-	1,166,860
2,400	Massachusetts Development Finance Agency, Revenue Bonds, Worcester Polytechnic Institute, Series 2012, 5.000%, 9/01/50	9/22 at 100.00	A1	2,599,680
840	Massachusetts Development Finance Agency, Revenue Bonds, Worcester Polytechnic Institute, Series 2016, 5.000%, 9/01/37	9/26 at 100.00	A1	958,532
550	Massachusetts Development Finance Agency, Revenue Bonds, Worcester Polytechnic Institute, Series 2017, 5.000%, 9/01/42	9/27 at 100.00	A1	630,058
7,500	Massachusetts Development Finance Agency, Revenue Bonds, Worcester Polytechnic Institute, Series 2017B, 5.000%, 9/01/42	9/27 at 100.00	A1	8,565,900
	Massachusetts Development Finance Authority, Revenue Bonds, Suffolk University, Refunding Series 2017:
700	5.000%, 7/01/35	7/27 at 100.00	Baa2	783,328
500	5.000%, 7/01/36	7/27 at 100.00	Baa2	557,045
2,345	Massachusetts Development Finance Authority, Revenue Bonds, WGBH Educational Foundation, Refunding Series 2016, 5.000%, 1/01/36	7/26 at 100.00	AA-	2,670,064

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Education and Civic Organizations (continued)
$ 2,100	Massachusetts Development Finance Authority, Revenue Bonds, WGBH Educational Foundation, Series 2002A, 5.750%, 1/01/42 – AMBAC Insured	No Opt. Call	AA-	$2,838,402
	Massachusetts Development Finance Authority, Revenue Bonds, WGBH Educational Foundation, Series 2016:
2,360	4.000%, 1/01/38	7/26 at 100.00	AA-	2,465,987
2,495	5.000%, 1/01/40	7/26 at 100.00	AA-	2,833,197
	Massachusetts Educational Financing Authority, Education Loan Revenue Bonds Issue K Series 2013:
2,500	5.000%, 7/01/20 (Alternative Minimum Tax)	No Opt. Call	AA	2,631,275
1,710	5.250%, 7/01/29 (Alternative Minimum Tax)	7/22 at 100.00	AA	1,822,689
715	Massachusetts Educational Financing Authority, Education Loan Revenue Bonds, Series 2008H, 6.350%, 1/01/30 – AGC Insured (Alternative Minimum Tax)	7/18 at 100.00	AA	720,813
895	Massachusetts Educational Financing Authority, Education Loan Revenue Bonds, Series 2009I, 6.000%, 1/01/28	1/20 at 100.00	AA	932,268
690	Massachusetts Educational Financing Authority, Educational Loan Revenue, Series 2011J, 5.625%, 7/01/33 (Alternative Minimum Tax)	7/21 at 100.00	AA	729,896
1,000	Massachusetts Educational Financing Authority, Student Loan Revenue Bonds, Issue I Series 2014, 5.000%, 1/01/27 (Alternative Minimum Tax)	1/25 at 100.00	AA	1,105,940
505	Massachusetts Health and Educational Facilities Authority, Revenue Bonds, Suffolk University, Refunding Series 2009A, 5.750%, 7/01/39	7/19 at 100.00	Baa2	521,852
7,500	University of Massachusetts Building Authority, Project Revenue Bonds, Senior Lien Series 2013-1, 5.000%, 11/01/39	11/22 at 100.00	Aa2	8,287,800
2,500	University of Massachusetts Building Authority, Project Revenue Bonds, Senior Series 2015-1, 5.000%, 11/01/40	11/25 at 100.00	Aa2	2,862,025
102,335	Total Education and Civic Organizations			114,143,601
	Health Care – 20.6%
5,915	Massachusetts Development Finance Agency Revenue Bonds, Children's Hospital Issue, Series 2014P, 5.000%, 10/01/46	10/24 at 100.00	AA	6,609,776
2,160	Massachusetts Development Finance Agency Revenue Bonds, South Shore Hospital, Series 2016I, 5.000%, 7/01/41	7/26 at 100.00	A-	2,381,357
2,340	Massachusetts Development Finance Agency, Hospital Revenue Bonds, Cape Cod Healthcare Obligated Group, Series 2013, 5.250%, 11/15/41	11/23 at 100.00	A+	2,587,876
3,200	Massachusetts Development Finance Agency, Revenue Bonds, Baystate Medical Center Issue, Series 2014N, 5.000%, 7/01/44	7/24 at 100.00	A+	3,495,328
	Massachusetts Development Finance Agency, Revenue Bonds, Berkshire Health Systems, Series 2012G:
3,005	5.000%, 10/01/28	10/21 at 100.00	AA-	3,277,313
500	5.000%, 10/01/30	10/21 at 100.00	AA-	544,635
3,905	Massachusetts Development Finance Agency, Revenue Bonds, Boston Medical Center Issue, Green Bonds, Series 2015D, 5.000%, 7/01/44	7/25 at 100.00	BBB	4,243,681

Nuveen Massachusetts Municipal Bond Fund (continued)
Portfolio of Investments    as of May 31, 2018
(Unaudited)
Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Health Care (continued)
	Massachusetts Development Finance Agency, Revenue Bonds, Boston Medical Center Issue, Series 2016E:
$ 2,000	5.000%, 7/01/32	7/26 at 100.00	BBB	$2,248,300
1,625	5.000%, 7/01/36	7/26 at 100.00	BBB	1,804,790
2,405	4.000%, 7/01/38	7/26 at 100.00	BBB	2,426,453
	Massachusetts Development Finance Agency, Revenue Bonds, CareGroup Issue, Refunding Series 2016-I:
3,800	5.000%, 7/01/21	No Opt. Call	A-	4,113,462
2,135	5.000%, 7/01/29	7/26 at 100.00	A-	2,442,440
1,500	5.000%, 7/01/37	7/26 at 100.00	A-	1,672,680
1,935	5.000%, 7/01/38	7/26 at 100.00	A-	2,154,855
	Massachusetts Development Finance Agency, Revenue Bonds, CareGroup Issue, Series 2015H-1:
900	5.000%, 7/01/30	7/25 at 100.00	A-	1,020,708
1,000	5.000%, 7/01/32	7/25 at 100.00	A-	1,121,200
500	5.000%, 7/01/33	7/25 at 100.00	A-	555,565
	Massachusetts Development Finance Agency, Revenue Bonds, Dana-Farber Cancer Institute Issue, Series 2016N:
1,925	5.000%, 12/01/41	12/26 at 100.00	A1	2,183,932
6,100	5.000%, 12/01/46	12/26 at 100.00	A1	6,896,294
	Massachusetts Development Finance Agency, Revenue Bonds, Lahey Health System Obligated Group Issue, Series 2015F:
1,300	5.000%, 8/15/35	8/25 at 100.00	A	1,451,957
5,325	5.000%, 8/15/45	8/25 at 100.00	A	5,882,527
1,320	Massachusetts Development Finance Agency, Revenue Bonds, Milford Regional Medical Center Issue, Series 2014F, 5.750%, 7/15/43	7/23 at 100.00	BBB-	1,436,635
	Massachusetts Development Finance Agency, Revenue Bonds, Partners HealthCare System Issue, Series 2016Q:
1,250	4.000%, 7/01/41	7/26 at 100.00	AA-	1,297,175
2,250	5.000%, 7/01/41	7/26 at 100.00	AA-	2,544,682
4,950	5.000%, 7/01/47	7/26 at 100.00	AA-	5,579,491
1,380	Massachusetts Development Finance Agency, Revenue Bonds, Partners HealthCare System Issue, Series 2017S, 5.000%, 7/01/37	1/28 at 100.00	AA-	1,592,051
2,500	Massachusetts Development Finance Agency, Revenue Bonds, Partners HealthCare System, Series 2014M-4, 5.000%, 7/01/44	7/23 at 100.00	AA-	2,743,575
1,000	Massachusetts Development Finance Agency, Revenue Bonds, Southcoast Health System Obligated Group Issue, Series 2013F, 5.000%, 7/01/37	7/23 at 100.00	BBB+	1,085,140
3,800	Massachusetts Development Finance Agency, Revenue Bonds, The Lowell General Hospital, Series 2013G, 5.000%, 7/01/44	7/23 at 100.00	BBB+	4,042,820
890	Massachusetts Development Finance Agency, Revenue Bonds, UMass Memorial Health Care Obligated Group Issue, Series 2017K, 5.000%, 7/01/38	1/27 at 100.00	A-	982,587

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Health Care (continued)
	Massachusetts Development Finance Agency, Revenue Bonds, UMass Memorial Health Care Obligated Group Issue, Series 2017L:
$ 400	3.625%, 7/01/37	7/27 at 100.00	A-	$391,084
1,855	5.000%, 7/01/44	7/27 at 100.00	A-	2,056,008
555	Massachusetts Development Finance Agency, Revenue Bonds, UMass Memorial Health Care, Series 2016I, 5.000%, 7/01/36	7/26 at 100.00	A-	615,578
	Massachusetts Health and Educational Facilities Authority, Revenue Bonds, Milford Regional Medical Center, Series 2007E:
2,040	5.000%, 7/15/32	8/18 at 100.00	BBB-	2,057,422
1,000	5.000%, 7/15/37	8/18 at 100.00	BBB-	1,008,550
78,665	Total Health Care			86,547,927
	Housing/Multifamily – 0.4%
1,535	Boston Housing Authority, Massachusetts, Capital Program Revenue Bonds, Series 2008, 5.000%, 4/01/20 – AGM Insured	8/18 at 100.00	AA	1,538,914
	Long-Term Care – 2.0%
	Massachusetts Development Finance Agency Revenue Refunding Bonds, NewBridge on the Charles, Inc. Issue, Series 2017:
1,910	4.125%, 10/01/42, 144A	10/22 at 105.00	BB+	1,893,956
275	5.000%, 10/01/47, 144A	10/22 at 105.00	BB+	294,225
560	Massachusetts Development Finance Agency, Revenue Bonds, Berkshire Retirement Community Lennox, Series 2015, 5.000%, 7/01/31	7/25 at 100.00	A	630,907
240	Massachusetts Development Finance Agency, Revenue Bonds, Carleton-Willard Village, Series 2010, 5.625%, 12/01/30	12/19 at 100.00	A-	251,239
	Massachusetts Development Finance Agency, Revenue Bonds, Loomis Communities, Series 2013A:
240	5.250%, 1/01/26	1/23 at 100.00	BBB	265,080
790	5.750%, 1/01/28	1/23 at 100.00	BBB	888,679
4,220	Massachusetts Development Finance Agency, Revenue Bonds, Orchard Cove, Series 2007, 5.250%, 10/01/26	10/18 at 100.00	N/R	4,228,356
8,235	Total Long-Term Care			8,452,442
	Tax Obligation/General – 8.5%
1,045	Boston, Massachusetts, General Obligation Bonds, Series 2013A, 4.000%, 3/01/25	3/23 at 100.00	AAA	1,131,192
5,725	Boston, Massachusetts, General Obligation Bonds, Series 2018A, 5.000%, 5/01/36	5/28 at 100.00	AAA	6,851,909
1,750	Hudson, Massachusetts, General Obligation Bonds, Municipal Purpose Loan Series 2011, 5.000%, 2/15/32	2/20 at 100.00	AA	1,837,727
930	Massachusetts Bay Transportation Authority, General Obligation Transportation System Bonds, Series 1991A, 7.000%, 3/01/21	No Opt. Call	Aa1	1,009,729
5,000	Massachusetts State, General Obligation Bonds, Consolidated Loan, Series 2015C, 5.000%, 7/01/45	7/25 at 100.00	Aa1	5,691,150
1,190	Massachusetts State, General Obligation Bonds, Consolidated Loan, Series 2016A, 5.000%, 3/01/46	3/24 at 100.00	Aa1	1,321,912

Nuveen Massachusetts Municipal Bond Fund (continued)
Portfolio of Investments    as of May 31, 2018
(Unaudited)
Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Tax Obligation/General (continued)
$ 3,000	Massachusetts State, General Obligation Bonds, Consolidated Loan, Series 2017A, 5.000%, 4/01/42	4/27 at 100.00	Aa1	$3,464,580
5,000	Massachusetts State, General Obligation Bonds, Consolidated Loan, Series 2017F, 5.000%, 11/01/46	11/27 at 100.00	Aa1	5,800,950
	Massachusetts State, General Obligation Bonds, Consolidated Loan, Series 2018A:
3,750	5.000%, 1/01/42	1/28 at 100.00	Aa1	4,363,312
950	5.000%, 1/01/46	1/28 at 100.00	Aa1	1,101,943
1,000	North Reading, Massachusetts, General Obligation Bonds, Municipal Purpose Loan Series 2012, 5.000%, 5/15/35 – AMBAC Insured	5/22 at 100.00	Aa2	1,105,290
2,000	Quincy, Massachusetts, General Obligation Bonds, State Qualified Municipal Purpose Loan Series 2011, 5.125%, 12/01/33	12/20 at 100.00	Aa2	2,147,640
120	Worcester, Massachusetts, General Obligation Bonds, Series 2001A, 5.500%, 8/15/18 – FGIC Insured	No Opt. Call	AA	120,384
31,460	Total Tax Obligation/General			35,947,718
	Tax Obligation/Limited – 15.4%
	Government of Guam, Business Privilege Tax Bonds, Refunding Series 2015D:
1,355	5.000%, 11/15/27	11/25 at 100.00	A	1,480,703
1,000	5.000%, 11/15/39	11/25 at 100.00	A	1,054,610
2,505	Government of Guam, Business Privilege Tax Bonds, Series 2011A, 5.125%, 1/01/42	1/22 at 100.00	A	2,600,466
870	Government of Guam, Business Privilege Tax Bonds, Series 2012B-1, 5.000%, 1/01/37	1/22 at 100.00	A	898,101
	Guam Government, Limited Obligation Section 30 Revenue Bonds, Series 2016A:
1,160	5.000%, 12/01/31	12/26 at 100.00	BBB+	1,256,721
2,000	5.000%, 12/01/46	12/26 at 100.00	BBB+	2,122,080
1,010	Martha's Vineyard Land Bank, Massachusetts, Revenue Bonds, Refunding Green Series 2014, 5.000%, 5/01/33 – BAM Insured	11/24 at 100.00	AA	1,158,632
500	Martha's Vineyard Land Bank, Massachusetts, Revenue Refunding Bonds, Green Bonds, Series 2017, 5.000%, 5/01/36 – BAM Insured	5/27 at 100.00	AA	578,500
6,345	Massachusetts Bay Transportation Authority, Assessment Bonds, Series 2012A, 5.000%, 7/01/41	7/22 at 100.00	AAA	6,966,175
2,500	Massachusetts Bay Transportation Authority, Sales Tax Revenue Bonds, Senior Lien Series 2015A, 5.000%, 7/01/45	7/25 at 100.00	AA	2,847,300
1,890	Massachusetts College Building Authority, Project Revenue Bonds, Green Series 2014B, 5.000%, 5/01/44	5/24 at 100.00	Aa2	2,118,217
	Massachusetts College Building Authority, Project Revenue Refunding Bonds, Series 2003B:
2,025	5.375%, 5/01/22 – SYNCORA GTY Insured	No Opt. Call	Aa2	2,280,676
1,125	5.375%, 5/01/23 – SYNCORA GTY Insured	No Opt. Call	Aa2	1,299,364
1,310	Massachusetts College Building Authority, Revenue Bonds, Refunding Series 2011A, 5.000%, 5/01/24	No Opt. Call	Aa2	1,513,731
1,145	Massachusetts College Building Authority, Revenue Bonds, Refunding Series 2012B, 5.000%, 5/01/37	5/22 at 100.00	Aa2	1,248,703

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Tax Obligation/Limited (continued)
$ 1,650	Massachusetts School Building Authority, Dedicated Sales Tax Revenue Bonds, Senior Refunding Series 2015C, 5.000%, 8/15/37	8/25 at 100.00	AA+	$1,885,059
3,125	Massachusetts School Building Authority, Dedicated Sales Tax Revenue Bonds, Senior Series 2013A, 5.000%, 5/15/38	5/23 at 100.00	AA+	3,467,969
1,650	Massachusetts School Building Authority, Dedicated Sales Tax Revenue Bonds, Series 2011B, 5.000%, 10/15/41	10/21 at 100.00	AA+	1,779,475
7,000	Massachusetts School Building Authority, Dedicated Sales Tax Revenue Bonds, Subordinated Series 2018A, 5.250%, 2/15/48	2/28 at 100.00	AA+	8,355,410
3,385	Massachusetts State, Federal Highway Grant Anticipation Notes, Accelerated Bridge Program, Series 2017A, 5.000%, 6/01/42	6/27 at 100.00	AAA	3,935,367
1,130	Massachusetts State, Special Obligation Dedicated Tax Revenue Bonds, Series 2005, 5.000%, 1/01/20 – FGIC Insured	No Opt. Call	A1	1,184,805
1,655	Massachusetts State, Transportation Fund Revenue Bonds, Rail Enhancement & Accelerated Bridge Programs, Series 2017A, 5.000%, 6/01/43	12/27 at 100.00	AAA	1,935,589
800	Massachusetts, Transportation Fund Revenue Bonds, Accelerated Bridge Program, Series 2012A, 4.000%, 6/01/35	6/21 at 100.00	AAA	825,272
3,500	Massachusetts, Transportation Fund Revenue Bonds, Rail Enhancement Program, Series 2015A, 5.000%, 6/01/45	6/25 at 100.00	AAA	3,971,590
5,465	Massachusetts, Transportation Fund Revenue Bonds, Rail Enhancement Program, Series 2016A, 5.000%, 6/01/41	6/26 at 100.00	AAA	6,291,035
1,650	Puerto Rico Highway and Transportation Authority, Highway Revenue Bonds, Series 2004J, 5.000%, 7/01/18 – NPFG Insured	6/18 at 100.00	Baa2	1,652,838
57,750	Total Tax Obligation/Limited			64,708,388
	Transportation – 6.4%
1,840	Massachusetts Department of Transportation, Metropolitan Highway System Revenue Bonds, Refunding Senior Lien Series 2010B, 5.000%, 1/01/32	1/20 at 100.00	A+	1,920,169
2,000	Massachusetts Port Authority, Airport System Revenue Bonds, Series 2010A, 5.000%, 7/01/30	7/20 at 100.00	AA	2,125,540
5,000	Massachusetts Port Authority, Revenue Bonds, Refunding Series 2017A, 5.000%, 7/01/47 (Alternative Minimum Tax)	7/27 at 100.00	AA	5,661,800
2,750	Massachusetts Port Authority, Revenue Bonds, Series 2012B, 5.000%, 7/01/32	7/22 at 100.00	AA	3,032,700
1,780	Massachusetts Port Authority, Revenue Bonds, Series 2014A, 5.000%, 7/01/34	7/24 at 100.00	AA	2,023,967
	Massachusetts Port Authority, Revenue Bonds, Series 2015A:
1,425	5.000%, 7/01/40	7/25 at 100.00	AA	1,621,977
2,000	5.000%, 7/01/45	7/25 at 100.00	AA	2,269,600
2,600	Massachusetts Port Authority, Special Facilities Revenue Bonds, BOSFUEL Corporation, Series 2007, 5.000%, 7/01/32 – FGIC Insured (Alternative Minimum Tax)	8/18 at 100.00	A2	2,605,512
500	Massachusetts Port Authority, Special Facilities Revenue Bonds, ConRac Project, Series 2011A, 5.125%, 7/01/41	7/21 at 100.00	A	538,915
4,055	Massachusetts Port Authority, Special Facilities Revenue Bonds, Delta Air Lines Inc., Series 2001A, 5.000%, 1/01/27 – AMBAC Insured (Alternative Minimum Tax)	7/18 at 100.00	N/R	4,102,646

Nuveen Massachusetts Municipal Bond Fund (continued)
Portfolio of Investments    as of May 31, 2018
(Unaudited)
Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Transportation (continued)
$ 840	Metropolitan Boston Transit Parking Corporation, Massachusetts, Systemwide Senior Lien Parking Revenue Bonds, Series 2011, 5.000%, 7/01/41	7/21 at 100.00	A+	$ 899,447
24,790	Total Transportation			26,802,273
	U.S. Guaranteed – 10.9% (4)
1,110	Atlanta, Georgia, Water and Wastewater Revenue Bonds, Refunding Series 2009B, 5.375%, 11/01/39 (Pre-refunded 11/01/19) – AGM Insured	11/19 at 100.00	AA	1,166,033
1,000	Boston Water and Sewer Commission, Massachusetts, General Revenue Bonds, Refunding Senior Lien Series 2010A, 5.000%, 11/01/30 (Pre-refunded 11/01/19)	11/19 at 100.00	AA+	1,044,570
1,435	Guam Power Authority, Revenue Bonds, Series 2010A, 5.000%, 10/01/37 (Pre-refunded 10/01/20) – AGM Insured	10/20 at 100.00	AA	1,537,029
75	Massachusetts Bay Transportation Authority, Sales Tax Revenue Bonds, Senior Lien Series 2006C, 5.000%, 7/01/26 (Pre-refunded 7/01/18)	7/18 at 100.00	AA	75,198
1,270	Massachusetts Development Finance Agency, Revenue Bonds, Bentley University, Series 2010, 5.000%, 7/01/28 (Pre-refunded 7/01/20)	7/20 at 100.00	A2	1,352,385
1,015	Massachusetts Development Finance Agency, Revenue Bonds, Boston University, Series 2008U-4, 5.600%, 10/01/35 (Pre-refunded 10/01/19)	10/19 at 100.00	Aa3	1,066,349
4,150	Massachusetts Development Finance Agency, Revenue Bonds, Boston University, Series 2009V-1, 5.000%, 10/01/29 (Pre-refunded 10/01/19)	10/19 at 100.00	Aa3	4,327,454
6,000	Massachusetts Development Finance Agency, Revenue Bonds, Draper Laboratory, Series 2008, 5.875%, 9/01/30 (Pre-refunded 9/01/18)	9/18 at 100.00	N/R	6,063,000
	Massachusetts Development Finance Agency, Revenue Bonds, Emerson College, Series 2010A:
910	5.000%, 1/01/40 (Pre-refunded 1/01/20)	1/20 at 100.00	N/R	955,445
90	5.000%, 1/01/40 (Pre-refunded 1/01/20)	1/20 at 100.00	BBB+	94,495
3,000	Massachusetts Development Finance Agency, Revenue Bonds, Harvard University, Series 2010B-1, 5.000%, 10/15/40 (Pre-refunded 10/15/20)	10/20 at 100.00	AAA	3,218,250
1,000	Massachusetts Development Finance Agency, Revenue Bonds, North Hill Communities Issue, Series 2013A, 6.250%, 11/15/28 (Pre-refunded 11/15/23), 144A	11/23 at 100.00	N/R	1,162,830
1,000	Massachusetts Development Finance Agency, Revenue Bonds, SABIS International Charter School, Series 2009A, 8.000%, 4/15/39 (Pre-refunded 10/15/19)	10/19 at 100.00	N/R	1,083,130
1,000	Massachusetts Development Finance Agency, Revenue Bonds, Sterling and Francine Clark Art Institute, Series 2011A, 5.000%, 7/01/41 (Pre-refunded 7/01/21)	7/21 at 100.00	AA	1,092,150
3,500	Massachusetts Development Finance Agency, Revenue Bonds, The Broad Institute, Series 2011A, 5.250%, 4/01/37 (Pre-refunded 4/01/21)	4/21 at 100.00	AA-	3,816,890
500	Massachusetts Development Finance Agency, Solid Waste Disposal Revenue Bonds, Dominion Energy Brayton Point Project, Refunding Series 2009, 5.750%, 12/01/42 (Pre-refunded 5/01/19)	5/19 at 100.00	BBB	518,400
2,065	Massachusetts Health and Educational Facilities Authority, Revenue Bonds, Baystate Medical Center, Series 2009I, 5.750%, 7/01/36 (Pre-refunded 7/01/19)	7/19 at 100.00	A+	2,154,125
	Massachusetts Health and Educational Facilities Authority, Revenue Bonds, Boston Medical Center, Series 2008B:
315	5.250%, 7/01/38 (Pre-refunded 7/01/18)	7/18 at 100.00	N/R	315,901
2,575	5.250%, 7/01/38 (Pre-refunded 7/01/18)	7/18 at 100.00	BBB	2,582,365

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	U.S. Guaranteed (4) (continued)
$ 1,000	Massachusetts Health and Educational Facilities Authority, Revenue Bonds, Cape Cod Healthcare Obligated Group, Series 2004D, 5.125%, 11/15/35 (Pre-refunded 11/15/19) – AGC Insured	11/19 at 100.00	AA	$1,046,840
295	Massachusetts Health and Educational Facilities Authority, Revenue Bonds, CareGroup Inc., Series 1998A, 5.000%, 7/01/25 (Pre-refunded 7/01/21) – NPFG Insured	7/21 at 100.00	N/R	315,337
350	Massachusetts Health and Educational Facilities Authority, Revenue Bonds, Caregroup Inc., Series B1 Capital Asset Program Converted June 13,2008, 5.375%, 2/01/28 (Pre-refunded 8/01/18) – NPFG Insured	8/18 at 100.00	A-	352,156
	Massachusetts Health and Educational Facilities Authority, Revenue Bonds, Caregroup Inc., Series B2, Capital Asset Program, Converted June 9, 2009:
500	5.000%, 2/01/25 (Pre-refunded 8/01/18) – NPFG Insured	8/18 at 100.00	A-	502,785
100	5.375%, 2/01/27 (Pre-refunded 8/01/18) – NPFG Insured	8/18 at 100.00	A-	100,616
715	Massachusetts Health and Educational Facilities Authority, Revenue Bonds, Harvard Pilgrim Healthcare, Series 1998A, 4.750%, 7/01/22 (Pre-refunded 7/01/18) – AGM Insured	7/18 at 100.00	AA	716,630
800	Massachusetts Health and Educational Facilities Authority, Revenue Bonds, Harvard University, Tender Option Bond Trust 2016-XL0017, 11.502%, 12/15/34 (Pre-refunded 12/15/19), 144A (IF) (5)	12/19 at 100.00	AAA	917,304
1,000	Massachusetts Health and Educational Facilities Authority, Revenue Bonds, Lesley University, Series 2009A, 5.000%, 7/01/29 (Pre-refunded 7/01/19) – AGC Insured	7/19 at 100.00	AA	1,035,210
995	Massachusetts Health and Educational Facilities Authority, Revenue Bonds, Suffolk University, Refunding Series 2009A, 5.750%, 7/01/39 (Pre-refunded 7/01/19)	7/19 at 100.00	N/R	1,037,944
3,000	Massachusetts Health and Educational Facilities Authority, Revenue Bonds, Tufts University, Series 2008O, 5.375%, 8/15/38 (Pre-refunded 8/15/18)	8/18 at 100.00	Aa2	3,023,010
1,390	Massachusetts Water Resources Authority, General Revenue Bonds, Refunding Series 2006B, 5.000%, 8/01/22 (Pre-refunded 8/01/18) – AMBAC Insured	8/18 at 100.00	Aa1	1,397,742
1,500	Springfield Water and Sewer Commission, Massachusetts, General Revenue Bonds, Refunding Series 2010B, 5.000%, 11/15/30 (Pre-refunded 11/15/20) – AGC Insured	11/20 at 100.00	AA	1,612,530
43,655	Total U.S. Guaranteed			45,684,103
	Utilities – 1.2%
2,060	Massachusetts Development Finance Agency, Resource Recovery Revenue Refunding Bonds, Covanta Energy Project, Series 2012B, 4.875%, 11/01/42, 144A	8/18 at 100.00	BB+	2,060,680
2,900	Puerto Rico Electric Power Authority, Power Revenue Bonds, Series 2004PP, 5.000%, 7/01/22 – NPFG Insured	8/18 at 100.00	Baa2	2,916,501
4,960	Total Utilities			4,977,181
	Water and Sewer – 6.0%
590	Atlanta, Georgia, Water and Wastewater Revenue Bonds, Refunding Series 2009B, 5.375%, 11/01/39 – AGM Insured	11/19 at 100.00	AA	617,423
4,000	Boston Water and Sewer Commission, Massachusetts, General Revenue Bonds, Senior Series 2018A, 4.000%, 11/01/40	5/26 at 100.00	AA+	4,219,080

Nuveen Massachusetts Municipal Bond Fund (continued)
Portfolio of Investments    as of May 31, 2018
(Unaudited)
Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Water and Sewer (continued)
	Guam Government Waterworks Authority, Water and Wastewater System Revenue Bonds, Refunding Series 2017:
$ 885	5.000%, 7/01/37	7/27 at 100.00	A-	$951,074
2,000	5.000%, 7/01/40	7/27 at 100.00	A-	2,143,020
1,170	Guam Government Waterworks Authority, Water and Wastewater System Revenue Bonds, Series 2016, 5.000%, 1/01/46	7/26 at 100.00	A-	1,240,902
2,700	Massachusetts Clean Water Trust, State Revolving Fund Bonds, Green 18 Series 2015, 5.000%, 2/01/45	2/24 at 100.00	AAA	3,020,733
60	Massachusetts Water Pollution Abatement Trust, Pooled Loan Program Bonds, Series 2003-9, 5.000%, 8/01/22	8/18 at 100.00	AAA	60,165
4,000	Massachusetts Water Resources Authority, General Revenue Bonds, Refunding Green Series 2016C, 5.000%, 8/01/40	8/26 at 100.00	AA+	4,615,640
	Massachusetts Water Resources Authority, General Revenue Bonds, Refunding Series 2016B:
1,345	4.000%, 8/01/40	8/26 at 100.00	AA+	1,412,802
1,045	5.000%, 8/01/40	8/26 at 100.00	AA+	1,205,836
1,000	Massachusetts Water Resources Authority, General Revenue Bonds, Series 2002J, 5.250%, 8/01/19 – AGM Insured	No Opt. Call	AA+	1,041,350
	Massachusetts Water Resources Authority, General Revenue Bonds, Series 2017B:
1,000	5.000%, 8/01/39	8/27 at 100.00	AA+	1,170,440
1,870	5.000%, 8/01/42	8/27 at 100.00	AA+	2,182,159
1,000	Springfield Water and Sewer Commission, Massachusetts General Revenue Bonds, 2017 Series C, 5.000%, 4/15/37	4/27 at 100.00	AA	1,173,310
22,665	Total Water and Sewer			25,053,934

$ 376,050	Total Long-Term Investments (cost $401,579,897)			413,856,481

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	SHORT-TERM INVESTMENTS – 0.2%
	MUNICIPAL BONDS – 0.2%
	Health Care – 0.2%
$ 1,000	Massachusetts Development Finance Agency, Revenue Bonds, Partners HealthCare System, Variable Rate Demand Obligations, Series 2011K-1, 1.050%, 7/01/46 (6)	7/18 at 100.00	A-1	$ 1,000,000
$ 1,000	Total Short-Term Investments (cost $1,000,000)			1,000,000
	Total Investments (cost $402,579,897) – 98.8%			414,856,481
	Other Assets Less Liabilities – 1.2%			4,990,142
	Net Assets – 100%			$ 419,846,623

Fair Value Measurements
Fair value is defined as the price that would be received upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. A three-tier hierarchy is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The following is a summary of the three-tiered hierarchy of valuation input levels.
Level 1  –     Inputs are unadjusted and prices are determined using quoted prices in active markets for identical securities.
Level 2  –     Prices are determined using other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3  –     Prices are determined using significant unobservable inputs (including management’s assumptions in determining the fair value of investments).
The inputs or methodologies used for valuing securities are not an indication of the risks associated with investing in those securities. The following is a summary of the Fund’s fair value measurements as of the end of the reporting period:
	Level 1	Level 2	Level 3	Total
Long-Term Investments:
Municipal Bonds	$ —	$413,856,481	$ —	$413,856,481
Short-Term Investments:
Municipal Bonds	—	1,000,000	—	1,000,000
Total	$ —	$414,856,481	$ —	$414,856,481
Income Tax Information
The following information is presented on an income tax basis. Differences between amounts for financial statement and federal income tax purposes are primarily due to timing differences in recognizing taxable market discount, timing differences in recognizing certain gains and losses on investment transactions and the treatment of investments in inverse floating rate securities reflected as financing transactions, if any. To the extent that differences arise that are permanent in nature, such amounts are reclassified within the capital accounts on the Statement of Assets and Liabilities presented in the annual report, based on their federal tax basis treatment; temporary differences do not require reclassification. Temporary and permanent differences do not impact the net asset value of the Fund.
The table below presents the cost and unrealized appreciation (depreciation) of the Fund's investment portfolio, as determined on a federal income tax basis, as of May 31, 2018.
Tax cost of investments	$402,237,246
Gross unrealized:
Appreciation	$ 13,566,079
Depreciation	(946,844)
Net unrealized appreciation (depreciation) of investments	$ 12,619,235

Nuveen Massachusetts Municipal Bond Fund (continued)
Portfolio of Investments    as of May 31, 2018
(Unaudited)
(1)	All percentages shown in the Portfolio of Investments are based on net assets.
(2)	Optional Call Provisions: Dates (month and year) and prices of the earliest optional call or redemption. There may be other call provisions at varying prices at later dates. Certain mortgage-backed securities may be subject to periodic principal paydowns.
(3)	For financial reporting purposes, the ratings disclosed are the highest of Standard & Poor’s Group (“Standard & Poor’s”), Moody’s Investors Service, Inc. (“Moody’s”) or Fitch, Inc. (“Fitch”) rating. This treatment of split-rated securities may differ from that used for other purposes, such as for Fund investment policies. Ratings below BBB by Standard & Poor’s, Baa by Moody’s or BBB by Fitch are considered to be below investment grade. Holdings designated N/R are not rated by any of these national rating agencies.
(4)	Backed by an escrow or trust containing sufficient U.S. Government or U.S. Government agency securities, which ensure the timely payment of principal and interest.
(5)	Investment, or portion of investment, has been pledged to collateralize the net payment obligations for investments in inverse floating rate transactions.
(6)	Investment has maturity of greater than one year, but has variable rate and/or demand features which qualify it as a short-term investment. The rate disclosed, as well as the reference rate and spread, where applicable, is that in effect as of the end of the reporting period. This rate changes periodically based on market conditions or a specified market index.
144A	Investment is exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These investments may only be resold in transactions exempt from registration, which are normally those transactions with qualified institutional buyers.
IF	Inverse floating rate security issued by a tender option bond (“TOB”) trust, the interest rate on which varies inversely with the Securities Industry Financial Markets Association (SIFMA) short-term rate, which resets weekly, or a similar short-term rate, and is reduced by the expenses related to the TOB trust.

Nuveen New Jersey Municipal Bond Fund
Portfolio of Investments    as of May 31, 2018
(Unaudited)
Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	LONG-TERM INVESTMENTS – 98.3%
	MUNICIPAL BONDS – 98.3%
	Consumer Discretionary – 0.3%
	Middlesex County Improvement Authority, New Jersey, Senior Revenue Bonds, Heldrich Center Hotel/Conference Center Project, Series 2005A:
$ 935	5.000%, 1/01/32	8/18 at 100.00	Caa2	$728,346
240	5.125%, 1/01/37	8/18 at 100.00	Caa2	176,604
1,175	Total Consumer Discretionary			904,950
	Consumer Staples – 3.0%
	Tobacco Settlement Financing Corporation, New Jersey, Tobacco Settlement Asset-Backed Bonds, Series 2018A:
3,555	4.000%, 6/01/37	6/28 at 100.00	A-	3,625,496
3,985	5.000%, 6/01/46	6/28 at 100.00	BBB+	4,379,475
2,260	Tobacco Settlement Financing Corporation, New Jersey, Tobacco Settlement Asset-Backed Bonds, Series 2018B, 5.000%, 6/01/46	6/28 at 100.00	BBB	2,431,127
9,800	Total Consumer Staples			10,436,098
	Education and Civic Organizations – 17.7%
	New Jersey Economic Development Authority, Charter School Revenue Bonds, North Star Academy Charter School of Newark, Series 2017:
2,780	4.000%, 7/15/37	7/27 at 100.00	BBB-	2,728,848
100	5.000%, 7/15/47	7/27 at 100.00	BBB-	107,966
100	New Jersey Economic Development Authority, Charter School Revenue Bonds, Teaneck Community Charter School, Series 2017A, 5.125%, 9/01/52, 144A	9/27 at 100.00	BB	97,240
870	New Jersey Economic Development Authority, Revenue Bonds, The Seeing Eye Inc., Refunding Series 2015, 5.000%, 3/01/25	No Opt. Call	A	1,003,554
	New Jersey Economic Development Authority, Revenue Bonds, The Seeing Eye Inc., Refunding Series 2017:
170	5.000%, 6/01/32	12/27 at 100.00	A	198,667
285	3.000%, 6/01/32	12/27 at 100.00	A	272,389
	New Jersey Education Facilities Authority Revenue Bonds, The College of New Jersey Issue, Series 2013A:
770	5.000%, 7/01/38	7/23 at 100.00	AA-	849,225
1,015	5.000%, 7/01/43	7/23 at 100.00	AA-	1,116,409
	New Jersey Educational Facilities Authority, Revenue Bonds, College of New Jersey, Refunding Series 2016F:
750	4.000%, 7/01/35	7/26 at 100.00	AA-	778,305
1,805	3.000%, 7/01/40	7/26 at 100.00	AA-	1,624,699
1,800	New Jersey Educational Facilities Authority, Revenue Bonds, Kean University, Refunding Series 2015H, 4.000%, 7/01/39 – AGM Insured	7/25 at 100.00	AA	1,880,046

Nuveen New Jersey Municipal Bond Fund (continued)
Portfolio of Investments    as of May 31, 2018
(Unaudited)
Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Education and Civic Organizations (continued)
	New Jersey Educational Facilities Authority, Revenue Bonds, Montclair State University, Series 2015D:
$ 2,000	5.000%, 7/01/31	7/25 at 100.00	AA-	$2,281,960
1,055	3.750%, 7/01/33	7/25 at 100.00	AA-	1,068,736
1,725	New Jersey Educational Facilities Authority, Revenue Bonds, New Jersey City University, Series 2015A, 5.000%, 7/01/45	7/25 at 100.00	AA	1,900,639
	New Jersey Educational Facilities Authority, Revenue Bonds, Ramapo College, Refunding Series 2012B:
525	5.000%, 7/01/37	7/22 at 100.00	A	572,350
100	5.000%, 7/01/42	7/22 at 100.00	A	108,817
	New Jersey Educational Facilities Authority, Revenue Bonds, Rider University, Series 2012A:
250	5.000%, 7/01/32	7/21 at 100.00	Baa2	262,923
230	5.000%, 7/01/37	7/21 at 100.00	Baa2	238,880
	New Jersey Educational Facilities Authority, Revenue Bonds, Rider University, Series 2017F:
360	3.750%, 7/01/37	7/27 at 100.00	Baa2	339,779
1,320	4.000%, 7/01/42	7/27 at 100.00	Baa2	1,270,526
2,445	5.000%, 7/01/47	7/27 at 100.00	Baa2	2,623,705
1,225	New Jersey Educational Facilities Authority, Revenue Bonds, Seton Hall University, Refunding Series 2015C, 5.000%, 7/01/32	7/25 at 100.00	A-	1,375,124
740	New Jersey Educational Facilities Authority, Revenue Bonds, Seton Hall University, Series 2013D, 5.000%, 7/01/38	7/23 at 100.00	A-	820,201
	New Jersey Educational Facilities Authority, Revenue Bonds, Seton Hall University, Series 2016C:
220	3.000%, 7/01/37	7/26 at 100.00	A-	210,107
1,875	3.000%, 7/01/41	7/26 at 100.00	A-	1,761,450
2,630	3.000%, 7/01/46	7/26 at 100.00	A-	2,431,619
3,200	4.000%, 7/01/46	7/26 at 100.00	A-	3,275,392
	New Jersey Educational Facilities Authority, Revenue Bonds, Stevens Institute of Technology, Series 2017A:
1,310	5.000%, 7/01/47	7/27 at 100.00	A-	1,468,104
500	4.000%, 7/01/47	7/27 at 100.00	A-	513,405
590	New Jersey Educational Facilities Authority, Revenue Bonds, Stockton University Issue, Refunding Series 2016A, 5.000%, 7/01/41	7/26 at 100.00	A	641,383
1,375	New Jersey Educational Facilities Authority, Revenue Bonds, William Paterson University, Series 2017B, 5.000%, 7/01/47 – AGM Insured	7/27 at 100.00	AA	1,556,995
3,000	New Jersey Higher Education Assistance Authority, Senior Student Loan Revenue Bonds, Refunding Series 2018A, 3.750%, 12/01/31 (Alternative Minimum Tax)	6/28 at 100.00	AA	3,027,420

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Education and Civic Organizations (continued)
	New Jersey Higher Education Assistance Authority, Student Loan Revenue Bonds, Senior Lien Series 2016-1A:
$ 2,470	3.500%, 12/01/32 (Alternative Minimum Tax)	12/25 at 100.00	Aaa	$2,428,578
570	4.000%, 12/01/39 (Alternative Minimum Tax)	12/25 at 100.00	Aaa	574,777
1,000	New Jersey Higher Education Assistance Authority, Student Loan Revenue Bonds, Senior Lien Series 2017-1A, 3.750%, 12/01/33 (Alternative Minimum Tax)	12/26 at 100.00	Aaa	1,006,520
330	New Jersey Higher Education Assistance Authority, Student Loan Revenue Bonds, Series 2010-1A, 5.000%, 12/01/25	12/19 at 100.00	Aaa	342,203
510	New Jersey Higher Education Assistance Authority, Student Loan Revenue Bonds, Series 2010-2, 5.000%, 12/01/30	12/20 at 100.00	Aaa	540,360
1,070	New Jersey Higher Education Assistance Authority, Student Loan Revenue Bonds, Series 2012-1A, 4.375%, 12/01/26 (Alternative Minimum Tax)	12/22 at 100.00	Aaa	1,116,738
400	New Jersey Higher Education Assistance Authority, Student Loan Revenue Bonds, Series 2012-1B, 5.750%, 12/01/39 (Alternative Minimum Tax)	12/22 at 100.00	Aaa	436,412
	New Jersey Higher Education Assistance Authority, Student Loan Revenue Bonds, Series 2013-1A:
1,445	3.625%, 12/01/25 (Alternative Minimum Tax)	12/22 at 100.00	Aaa	1,466,863
755	4.000%, 12/01/28 (Alternative Minimum Tax)	12/22 at 100.00	Aaa	776,261
1,195	4.000%, 12/01/31 (Alternative Minimum Tax)	12/22 at 100.00	Aaa	1,218,637
1,255	4.125%, 12/01/35 (Alternative Minimum Tax)	12/22 at 100.00	Aaa	1,276,887
	New Jersey Higher Education Assistance Authority, Student Loan Revenue Bonds, Series 2014-1A-1:
1,435	4.250%, 12/01/32 (Alternative Minimum Tax)	12/23 at 100.00	Aaa	1,477,490
1,435	4.500%, 12/01/36 (Alternative Minimum Tax)	12/23 at 100.00	Aaa	1,489,415
2,230	New Jersey Higher Education Assistance Authority, Student Loan Revenue Bonds, Series 2015-1A, 4.000%, 12/01/30 (Alternative Minimum Tax)	12/24 at 100.00	Aaa	2,294,246
1,715	New Jersey Higher Education Assistance Authority, Student Loan Revenue Bonds, Subordinate Series 2017-C, 4.250%, 12/01/47 (Alternative Minimum Tax)	12/26 at 100.00	Aaa	1,761,785
990	New Jersey Institute of Technology, New Jersey, General Obligation Bonds, Series 2012A, 5.000%, 7/01/42	7/22 at 100.00	A1	1,072,913
3,000	New Jersey Institute of Technology, New Jersey, General Obligation Bonds, Series 2015A, 5.000%, 7/01/45	7/25 at 100.00	A1	3,353,490
1,000	Rutgers State University, New Jersey, Revenue Bonds, Refunding Series 2013L, 5.000%, 5/01/43	5/23 at 100.00	Aa3	1,111,360
59,925	Total Education and Civic Organizations			62,151,798
	Financials – 0.4%
	New Jersey Economic Development Authority, Revenue Refunding Bonds, Kapkowski Road Landfill Project, Series 2002:
705	5.750%, 10/01/21	No Opt. Call	Ba2	745,213
500	6.500%, 4/01/28	No Opt. Call	Ba2	587,135
1,205	Total Financials			1,332,348

Nuveen New Jersey Municipal Bond Fund (continued)
Portfolio of Investments    as of May 31, 2018
(Unaudited)
Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Health Care – 11.8%
	Camden County Improvement Authority, New Jersey, Health Care Redevelopment Revenue Bonds, Cooper Health System Obligated Group Issue, Refunding Series 2014A:
$ 1,720	5.000%, 2/15/25	2/24 at 100.00	BBB+	$1,915,048
2,000	5.000%, 2/15/33	2/24 at 100.00	BBB+	2,162,220
840	Camden County Improvement Authority, New Jersey, Health Care Redevelopment Revenue Bonds, Cooper Health System Obligated Group Issue, Series 2013A, 5.750%, 2/15/42	2/23 at 100.00	BBB+	921,925
195	New Jersey Health Care Facilities Finance Authority, Revenue Bonds, AHS Hospital Corporation, Series 2008A, 5.000%, 7/01/27	7/18 at 100.00	AA-	195,540
	New Jersey Health Care Facilities Financing Authority, New Jersey, Revenue Bonds, Saint Peters University Hospital, Refunding Series 2011:
815	6.000%, 7/01/26	7/21 at 100.00	BB+	870,453
400	6.250%, 7/01/35	7/21 at 100.00	BB+	430,100
1,545	New Jersey Health Care Facilities Financing Authority, New Jersey, Revenue Bonds, Saint Peters University Hospital, Series 2007, 5.750%, 7/01/37	7/18 at 100.00	BB+	1,548,723
400	New Jersey Health Care Facilities Financing Authority, Revenue and Refunding Bonds, Barnabas Health, Series 2012A, 5.000%, 7/01/24	7/22 at 100.00	A+	442,268
490	New Jersey Health Care Facilities Financing Authority, Revenue Bonds, AHS Hospital Corporation, Refunding Series 2016, 4.000%, 7/01/41	1/27 at 100.00	AA-	500,344
1,000	New Jersey Health Care Facilities Financing Authority, Revenue Bonds, Barnabas Health, Refunding Series 2014A, 5.000%, 7/01/44	7/24 at 100.00	A+	1,092,870
	New Jersey Health Care Facilities Financing Authority, Revenue Bonds, Hackensack Meridian Health Obligated Group, Refunding Series 2017A:
4,145	5.000%, 7/01/28	7/27 at 100.00	AA-	4,918,706
2,040	5.000%, 7/01/57	7/27 at 100.00	AA-	2,291,287
	New Jersey Health Care Facilities Financing Authority, Revenue Bonds, Hunterdon Medical Center, Refunding Series 2014A:
595	5.000%, 7/01/45	7/24 at 100.00	A+	647,521
1,000	4.000%, 7/01/45	7/24 at 100.00	A+	1,013,450
4,820	New Jersey Health Care Facilities Financing Authority, Revenue Bonds, Inspira Health Obligated Group Issue, Series 2017A, 5.000%, 7/01/42	7/27 at 100.00	A2	5,429,778
570	New Jersey Health Care Facilities Financing Authority, Revenue Bonds, Meridian Health System Obligated Group, Refunding Series 2013A, 5.000%, 7/01/32	7/23 at 100.00	AA-	626,949
	New Jersey Health Care Facilities Financing Authority, Revenue Bonds, Princeton HealthCare System, Series 2016A:
460	5.000%, 7/01/32	7/26 at 100.00	Baa2	520,596
575	5.000%, 7/01/33	7/26 at 100.00	Baa2	647,692
600	5.000%, 7/01/34	7/26 at 100.00	Baa2	672,222
	New Jersey Health Care Facilities Financing Authority, Revenue Bonds, Robert Wood Johnson University Hospital Issue, Series 2014A:
2,000	5.000%, 7/01/39	7/24 at 100.00	A+	2,233,540
630	5.000%, 7/01/43	7/24 at 100.00	A+	697,643

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Health Care (continued)
$ 780	New Jersey Health Care Facilities Financing Authority, Revenue Bonds, RWJ Barnabas Health Obligated Group, Refunding Series 2016A, 5.000%, 7/01/43	7/26 at 100.00	A+	$870,379
	New Jersey Health Care Facilities Financing Authority, Revenue Bonds, Saint Joseph's Healthcare System Obligated Group Issue, Refunding Series 2016:
2,710	3.000%, 7/01/32	7/26 at 100.00	BBB-	2,420,436
200	4.000%, 7/01/34	7/26 at 100.00	BBB-	201,094
3,085	5.000%, 7/01/41	7/26 at 100.00	BBB-	3,313,629
1,655	4.000%, 7/01/48	7/26 at 100.00	BBB-	1,623,687
460	New Jersey Health Care Facilities Financing Authority, Revenue Bonds, Saint Luke's Warren Hospital Obligated Group, Series 2013, 4.000%, 8/15/37	8/23 at 100.00	A-	468,193
	New Jersey Health Care Facilities Financing Authority, Revenue Bonds, University Hospital Issue, Refunding Series 2015A:
1,500	4.125%, 7/01/38 – AGM Insured	7/25 at 100.00	AA	1,556,370
1,255	5.000%, 7/01/46 – AGM Insured	7/25 at 100.00	AA	1,389,448
38,485	Total Health Care			41,622,111
	Housing/Multifamily – 4.3%
600	New Jersey Economic Development Authority, Revenue Bonds, Provident Group - Kean Properties LLC - Kean University Student Housing Project, Series 2017A, 5.000%, 7/01/47	1/27 at 100.00	BBB-	644,076
1,770	New Jersey Economic Development Authority, Revenue Bonds, West Campus Housing LLC - New Jersey City University Student Housing Project, Series 2015, 5.000%, 7/01/47	7/25 at 100.00	BBB-	1,836,092
	New Jersey Housing and Mortgage Finance Agency, Multifamily Housing Revenue Bonds, Series 2013-2:
1,770	4.350%, 11/01/33 (Alternative Minimum Tax)	11/22 at 100.00	AA	1,834,587
1,015	4.600%, 11/01/38 (Alternative Minimum Tax)	11/22 at 100.00	AA	1,053,905
1,010	4.750%, 11/01/46 (Alternative Minimum Tax)	11/22 at 100.00	AA	1,048,986
3,000	New Jersey Housing and Mortgage Finance Agency, Multifamily Revenue Bonds, Series 2009A, 4.950%, 5/01/41	11/19 at 100.00	AA-	3,069,570
1,560	New Jersey Housing and Mortgage Finance Agency, Multifamily Revenue Bonds, Series 2015A, 4.000%, 11/01/45	11/24 at 100.00	AA-	1,594,492
1,135	New Jersey Housing and Mortgage Finance Agency, Multifamily Revenue Bonds, Series 2016A, 3.750%, 11/01/45	11/25 at 100.00	AA-	1,140,811
2,040	New Jersey Housing and Mortgage Finance Agency, Multifamily Revenue Bonds, Series 2016B, 3.600%, 11/01/40	11/25 at 100.00	AA-	2,054,484
875	New Jersey Housing and Mortgage Finance Agency, Multifamily Revenue Bonds, Series 2017D, 3.900%, 11/01/32 (Alternative Minimum Tax)	5/26 at 100.00	AA-	879,716
14,775	Total Housing/Multifamily			15,156,719
	Housing/Single Family – 0.2%
800	New Jersey Housing and Mortgage Finance Agency, Single Family Housing Revenue Bonds, Series 2007T, 4.700%, 10/01/37 (Alternative Minimum Tax)	7/18 at 100.00	AA	800,600

Nuveen New Jersey Municipal Bond Fund (continued)
Portfolio of Investments    as of May 31, 2018
(Unaudited)
Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Long-Term Care – 1.4%
$ 3,010	Burlington County Bridge Commission, New Jersey, Economic Development Revenue Bonds, The Evergreens Project, Series 2007, 5.625%, 1/01/38	8/18 at 100.00	N/R	$2,965,994
150	New Jersey Economic Development Authority, Fixed Rate Revenue Bonds, Lions Gate Project, Series 2014, 5.250%, 1/01/44	1/24 at 100.00	N/R	156,388
1,205	New Jersey Economic Development Authority, Revenue Bonds, United Methodist Homes of New Jersey Obligated Group Issue, Refunding Series 2013, 5.000%, 7/01/34	7/23 at 100.00	BBB-	1,268,299
405	New Jersey Economic Development Authority, Revenue Bonds, United Methodist Homes of New Jersey Obligated Group Issue, Refunding Series 2014A, 5.000%, 7/01/29	7/24 at 100.00	BBB-	436,367
4,770	Total Long-Term Care			4,827,048
	Tax Obligation/General – 9.1%
	Cumberland County Improvement Authority, New Jersey, County General Obligation Revenue Bonds, Technical High School Project, Series 2014:
1,000	3.000%, 9/01/30 – AGM Insured	9/24 at 100.00	AA	986,840
1,775	5.000%, 9/01/39 – AGM Insured	9/24 at 100.00	AA	1,974,545
1,010	Cumberland County Improvement Authority, New Jersey, General Obligation Lease Revenue Bonds, Vineland Public Safety Building Project, Series 2017, 3.250%, 12/15/37 – BAM Insured	12/27 at 100.00	AA	988,497
350	Gloucester County, New Jersey, General Obligation Bonds, Series 2017B, 4.000%, 10/15/22	No Opt. Call	AA	377,283
180	Hamilton Township, Mercer County Board of Education, New Jersey, General Obligation Bonds, Series 2017, 3.250%, 12/15/38	12/27 at 100.00	AA	175,511
	Hudson County Improvement Authority, New Jersey, County Guaranteed Governmental Loan Revenue Bonds, Guttenberg General Obligation Bond Project, Series 2018:
125	3.250%, 8/01/34 (WI/DD, Settling 6/07/18) (WI/DD, Settling 6/07/18)	8/25 at 100.00	AA	122,529
355	3.500%, 8/01/38 (WI/DD, Settling 6/07/18) (WI/DD, Settling 6/07/18)	8/25 at 100.00	AA	350,935
340	5.000%, 8/01/42 (WI/DD, Settling 6/07/18) (WI/DD, Settling 6/07/18)	8/25 at 100.00	AA	382,524
	Hudson County, New Jersey, General Obligation Bonds, County College, Refunding Series 2017:
300	4.000%, 2/15/24	No Opt. Call	AA	327,750
375	4.000%, 2/15/28	2/27 at 100.00	AA	411,941
755	Jefferson Township School District, Morris County, New Jersey, General Obligation Bonds, Refunding Series 2012, 4.000%, 9/15/26	9/22 at 100.00	AA-	803,841
525	Middletown Township Board of Education, Monmouth County, New Jersey, Refunding Series 2010, 5.000%, 8/01/27	8/20 at 100.00	AA-	559,361
1,000	Monroe Township Board of Education, Middlesex County, New Jersey, General Obligation Bonds, Refunding Series 2012, 4.000%, 8/01/24	8/22 at 100.00	AA-	1,074,840
610	Monroe Township Board of Education, Middlesex County, New Jersey, General Obligation Bonds, Refunding Series 2015, 5.000%, 3/01/38	3/25 at 100.00	AA-	676,862
	Montclair Township, Essex County, New Jersey, General Obligation Bonds, Refunding Parking Utility Series 2014A:
330	3.750%, 1/01/33	1/24 at 100.00	AAA	335,983
220	5.000%, 1/01/37	1/24 at 100.00	AAA	247,964

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Tax Obligation/General (continued)
	Mount Laurel Township, Burlington County, New Jersey, General Obligation Bonds, Refunding Series 2017:
$ 150	4.000%, 4/15/23	No Opt. Call	AA	$162,315
200	4.000%, 4/15/25	No Opt. Call	AA	219,472
570	New Brunswick Parking Authority, Middlesex County, New Jersey, Guaranteed Parking Revenue Bonds, Refunding Series 2012, 5.000%, 9/01/30	9/22 at 100.00	A+	624,344
	New Brunswick Parking Authority, Middlesex County, New Jersey, Guaranteed Parking Revenue Bonds, Refunding Series 2016A:
3,140	5.000%, 9/01/29 – BAM Insured	9/26 at 100.00	AA	3,635,115
1,325	5.000%, 9/01/39 – BAM Insured	9/26 at 100.00	AA	1,501,649
	New Brunswick Parking Authority, Middlesex County, New Jersey, Guaranteed Parking Revenue Bonds, Refunding Series 2016B:
680	3.000%, 9/01/39 – AGM Insured	9/26 at 100.00	AA	623,614
1,655	4.000%, 9/01/40 – AGM Insured	9/26 at 100.00	AA	1,712,528
1,000	New Brunswick, New Jersey, General Obligation Bonds, Cultural Center Project, Series 2017, 4.000%, 9/15/44 – AGM Insured	9/27 at 100.00	AA	1,053,070
	South Brunswick Township Board of Education, Middlesex County, New Jersey, General Obligation Bonds, Refunding Series 2012:
450	4.000%, 12/01/23	6/22 at 100.00	AA+	482,396
305	4.000%, 12/01/24	6/22 at 100.00	AA+	325,627
1,010	Sparta Township Board of Education, Sussex County, New Jersey, General Obligation Bonds, Refunding Series 2015, 5.000%, 2/15/33	2/25 at 100.00	AA-	1,137,563
1,630	Sussex County, New Jersey, General Obligation Bonds, Refunding Series 2014, 4.000%, 2/15/21	No Opt. Call	AA+	1,716,472
3,685	Union County Utilities Authority, New Jersey, Resource Recovery Facility Lease Revenue Bonds, Covantan Union Inc. Lessee, Refunding Series 2011B, 5.250%, 12/01/31 (Alternative Minimum Tax)	12/21 at 100.00	AA+	4,039,939
2,515	Union County Utilities Authority, New Jersey, Solid Waste System County Deficiency Revenue Bonds, Series 2011A, 5.000%, 6/15/41	6/21 at 100.00	Aaa	2,716,502
1,200	Union County, New Jersey, General Obligation Bonds, Refunding Series 2017, 4.000%, 3/01/25	No Opt. Call	Aaa	1,333,032
1,000	West Deptford Township, Gloucester County, New Jersey, General Obligation Bonds, Refunding Series 2014, 4.000%, 9/01/28 – BAM Insured	9/24 at 100.00	AA	1,061,180
29,765	Total Tax Obligation/General			32,142,024
	Tax Obligation/Limited – 16.9%
650	Bergen County Improvement Authority, New Jersey, Guaranteed Lease Revenue Bonds, County Administration Complex Project, Series 2005, 5.000%, 11/15/26	No Opt. Call	Aaa	776,321
390	Burlington County Bridge Commission, New Jersey, Governmental Leasing Program Revenue Bonds, County Guaranteed, Series 2016A, 2.500%, 10/01/31	4/26 at 100.00	AA	355,508
235	Burlington County Bridge Commission, New Jersey, Governmental Leasing Program Revenue Bonds, Series 2018, 3.125%, 4/15/33	4/28 at 100.00	AA	231,280
820	Essex County Improvement Authority, New Jersey, Project Consolidation Revenue Bonds, Refunding Series 2007, 5.250%, 12/15/22 – AMBAC Insured	No Opt. Call	Aa1	931,446

Nuveen New Jersey Municipal Bond Fund (continued)
Portfolio of Investments    as of May 31, 2018
(Unaudited)
Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Tax Obligation/Limited (continued)
$ 2,395	Garden State Preservation Trust, New Jersey, Open Space and Farmland Preservation Bonds, Series 2005A, 5.750%, 11/01/28 – AGM Insured	No Opt. Call	AA	$2,847,511
1,050	Government of Guam, Business Privilege Tax Bonds, Series 2011A, 5.250%, 1/01/36	1/22 at 100.00	A	1,102,563
	Hudson County Improvement Authority, New Jersey, County Secured Lease Revenue Bonds, Hudson County Vocational Technical Schools Project, Series 2016:
6,490	5.000%, 5/01/46	5/26 at 100.00	AA	7,358,557
1,080	5.250%, 5/01/51	5/26 at 100.00	AA	1,235,207
	New Jersey Economic Development Authority, Cigarette Tax Revenue Refunding Bonds, Series 2012:
1,385	5.000%, 6/15/19	No Opt. Call	BBB+	1,423,572
350	5.000%, 6/15/21	No Opt. Call	BBB+	373,692
2,870	5.000%, 6/15/25	6/22 at 100.00	BBB+	3,082,983
450	5.000%, 6/15/28	6/22 at 100.00	BBB+	480,046
2,375	New Jersey Economic Development Authority, Revenue Bonds, Motor Vehicle Surcharge, Refunding Series 2017A, 3.375%, 7/01/30	7/27 at 100.00	BBB+	2,304,842
	New Jersey Economic Development Authority, Revenue Bonds, Newark Downtown District Management Corporation Project, Series 2007:
80	5.125%, 6/15/27	8/18 at 100.00	Baa3	80,050
145	5.125%, 6/15/37	8/18 at 100.00	Baa3	145,084
4,000	New Jersey Economic Development Authority, School Facilities Construction Bonds, Series 2015WW, 5.250%, 6/15/40	6/25 at 100.00	A-	4,321,560
1,500	New Jersey Economic Development Authority, School Facilities Construction Financing Program Bonds, Refunding Series 2014PP, 5.000%, 6/15/26	6/24 at 100.00	A-	1,627,290
2,000	New Jersey Economic Development Authority, Sublease Revenue Bonds, New Jersey Transit Corporation Projects, Refunding Series 2017B, 5.000%, 11/01/25	No Opt. Call	A-	2,212,100
	New Jersey Transportation Trust Fund Authority, Federal Highway Reimbursement Revenue Notes, Series 2016A-1:
225	5.000%, 6/15/29	6/26 at 100.00	A+	247,786
125	5.000%, 6/15/30	6/26 at 100.00	A+	137,384
14,305	New Jersey Transportation Trust Fund Authority, Transportation System Bonds, Capital Appreciation Series 2010A, 0.000%, 12/15/30	No Opt. Call	A-	8,311,920
1,900	New Jersey Transportation Trust Fund Authority, Transportation System Bonds, Refunding Series 2006A, 5.500%, 12/15/22	No Opt. Call	A-	2,103,186
	New Jersey Transportation Trust Fund Authority, Transportation System Bonds, Refunding Series 2006C:
6,925	0.000%, 12/15/32 – AGM Insured	No Opt. Call	AA	3,905,977
4,765	0.000%, 12/15/33 – AGM Insured	No Opt. Call	AA	2,556,375
1,000	0.000%, 12/15/34 – AGM Insured	No Opt. Call	AA	509,600
500	New Jersey Transportation Trust Fund Authority, Transportation System Bonds, Series 2007A, 5.000%, 12/15/26 – AMBAC Insured	6/18 at 100.00	A-	501,000
1,510	New Jersey Transportation Trust Fund Authority, Transportation System Bonds, Series 2010D, 5.000%, 12/15/24	No Opt. Call	A-	1,665,273

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Tax Obligation/Limited (continued)
$ 305	New Jersey Transportation Trust Fund Authority, Transportation System Bonds, Series 2011B, 5.000%, 6/15/42	6/21 at 100.00	A-	$314,498
1,140	Passaic County Improvement Authority, New Jersey, Lease Revenue Bonds, Preakness Healthcare Center Expansion Project, Refunding Series 2015, 3.750%, 5/01/36	5/25 at 100.00	AA	1,168,591
	Passaic County Improvement Authority, New Jersey, Lease Revenue Bonds, Preakness Healthcare Center Expansion Project, Series 2012:
1,465	5.000%, 5/01/21	No Opt. Call	Aa2	1,588,119
1,815	3.500%, 5/01/35	5/22 at 100.00	Aa2	1,823,530
3,000	Union County Improvement Authority, New Jersey, Lease Revenue Bonds, Plainfield - Park Madison Redevelopment Project, Refunding Series 2013A, 5.000%, 3/01/34	No Opt. Call	AA+	3,651,840
67,245	Total Tax Obligation/Limited			59,374,691
	Transportation – 13.4%
1,100	Delaware River and Bay Authority, Delaware and New Jersey, Revenue Bonds, Series 2012A, 5.000%, 1/01/42	1/23 at 100.00	A1	1,197,295
	Delaware River and Bay Authority, Delaware and New Jersey, Revenue Bonds, Series 2014A:
360	5.000%, 1/01/34	1/24 at 100.00	A1	399,434
1,510	4.125%, 1/01/39	1/24 at 100.00	A1	1,562,805
2,000	5.000%, 1/01/44	1/24 at 100.00	A1	2,202,820
1,635	Delaware River Joint Toll Bridge Commission, New Jersey and Pennsylvania, Bridge System Revenue Bonds, Refunding Series 2015, 4.000%, 7/01/35 – BAM Insured	7/25 at 100.00	AA	1,717,191
	Delaware River Joint Toll Bridge Commission, New Jersey and Pennsylvania, Bridge System Revenue Bonds, Series 2017:
1,000	5.000%, 7/01/42	7/27 at 100.00	A1	1,151,830
2,980	5.000%, 7/01/47	7/27 at 100.00	A1	3,409,597
500	Delaware River Joint Toll Bridge Commission, Pennsylvania, Bridge System Revenue Bonds, Refunding Series 2012A, 5.000%, 7/01/26	7/22 at 100.00	A1	551,605
1,760	Delaware River Port Authority, New Jersey and Pennsylvania, Revenue Bonds, Series 2013, 5.000%, 1/01/40	1/24 at 100.00	A	1,934,698
	Delaware River Port Authority, Pennsylvania and New Jersey, Revenue Refunding Bonds, Port District Project, Series 2012:
1,000	5.000%, 1/01/24	1/23 at 100.00	A-	1,101,960
1,095	5.000%, 1/01/26	1/23 at 100.00	A-	1,194,306
1,100	5.000%, 1/01/27	1/23 at 100.00	A-	1,193,863
	New Jersey Economic Development Authority, Private Activity Bonds, The Goethals Bridge Replacement Project, Series 2013:
1,260	5.000%, 7/01/23 (Alternative Minimum Tax)	No Opt. Call	BBB	1,397,189
1,490	5.000%, 1/01/31 – AGM Insured (Alternative Minimum Tax)	1/24 at 100.00	AA	1,651,591
515	5.125%, 7/01/42 – AGM Insured (Alternative Minimum Tax)	1/24 at 100.00	AA	564,965
1,255	5.625%, 1/01/52 (Alternative Minimum Tax)	1/24 at 100.00	BBB	1,386,963

Nuveen New Jersey Municipal Bond Fund (continued)
Portfolio of Investments    as of May 31, 2018
(Unaudited)
Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Transportation (continued)
	New Jersey Economic Development Authority, Special Facilities Revenue Bonds, Continental Airlines Inc., Series 1999:
$ 400	5.125%, 9/15/23 (Alternative Minimum Tax)	9/18 at 100.00	BB	$434,692
1,025	5.250%, 9/15/29 (Alternative Minimum Tax)	8/22 at 101.00	BB	1,118,203
300	New Jersey Economic Development Authority, Special Facilities Revenue Bonds, Continental Airlines Inc., Series 2000A & 2000B, 5.625%, 11/15/30 (Alternative Minimum Tax)	3/24 at 101.00	BB	340,602
	New Jersey Economic Development Authority, Special Facility Revenue Bonds, Port Newark Container Terminal LLC Project, Refunding Series 2017:
3,085	5.000%, 10/01/37 (Alternative Minimum Tax)	10/27 at 100.00	Ba1	3,368,172
2,490	5.000%, 10/01/47 (Alternative Minimum Tax)	10/27 at 100.00	Ba1	2,704,289
2,000	New Jersey Turnpike Authority, Revenue Bonds, Refunding Series 2016A, 5.000%, 1/01/34	1/26 at 100.00	A+	2,276,460
1,300	New Jersey Turnpike Authority, Revenue Bonds, Series 2005A, 5.250%, 1/01/29 – AGM Insured	No Opt. Call	AA	1,601,821
1,380	New Jersey Turnpike Authority, Revenue Bonds, Series 2012B, 5.000%, 1/01/28	1/23 at 100.00	A+	1,532,035
1,860	New Jersey Turnpike Authority, Revenue Bonds, Series 2013A, 5.000%, 1/01/43	7/22 at 100.00	A+	2,025,503
1,810	Port Authority of New York and New Jersey, Consolidated Revenue Bonds, One Hundred Seventy Ninth Series 2013, 5.000%, 12/01/43	12/23 at 100.00	AA-	2,026,060
1,500	Port Authority of New York and New Jersey, Consolidated Revenue Bonds, Two Hundred Ninth Series 2018, 5.000%, 7/15/32	7/28 at 100.00	AA-	1,796,175
	Port Authority of New York and New Jersey, Special Project Bonds, JFK International Air Terminal LLC, Sixth Series 1997:
2,000	5.750%, 12/01/22 – NPFG Insured (Alternative Minimum Tax)	6/18 at 100.00	Baa1	2,093,000
3,150	5.750%, 12/01/25 – NPFG Insured (Alternative Minimum Tax)	6/18 at 100.00	Baa1	3,296,380
42,860	Total Transportation			47,231,504
	U.S. Guaranteed – 15.8% (4)
5	Essex County Improvement Authority, New Jersey, Project Consolidation Revenue Bonds, Refunding Series 2007, 5.250%, 12/15/22 – AMBAC Insured (ETM)	No Opt. Call	Aa1	5,703
90	New Jersey Economic Development Authority, Revenue Bonds, Yeshiva Ktana of Passaic, Series 1993, 8.000%, 9/15/18 (ETM)	No Opt. Call	N/R	91,597
	New Jersey Economic Development Authority, Student Housing Revenue Bonds, Provident Group-Montclair Properties LLC, Montclair State University Student Housing Project, Series 2010A:
2,055	5.750%, 6/01/31 (Pre-refunded 6/01/20)	6/20 at 100.00	Aaa	2,213,523
1,100	5.875%, 6/01/42 (Pre-refunded 6/01/20)	6/20 at 100.00	Aaa	1,187,538
1,840	New Jersey Educational Facilities Authority, Revenue Bonds, Kean University, Refunding Series 2009A, 5.500%, 9/01/36 (Pre-refunded 9/01/19) – AGC Insured	9/19 at 100.00	AA	1,921,770
2,000	New Jersey Educational Facilities Authority, Revenue Bonds, Richard Stockton College of New Jersey, Refunding Series 2008A, 5.375%, 7/01/38 (Pre-refunded 7/01/18)	7/18 at 100.00	A	2,005,900
2,520	New Jersey Educational Facilities Authority, Revenue Bonds, University of Medicine and Dentistry of New Jersey, Refunding Series 2009B, 7.500%, 12/01/32 (Pre-refunded 6/01/19)	6/19 at 100.00	N/R	2,662,859

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	U.S. Guaranteed (4) (continued)
$ 4,260	New Jersey Health Care Facilities Finance Authority, Revenue Bonds, AHS Hospital Corporation, Series 2008A, 5.000%, 7/01/27 (Pre-refunded 7/01/18)	7/18 at 100.00	N/R	$4,271,246
	New Jersey Health Care Facilities Financing Authority, Revenue and Refunding Bonds, Palisades Medical Center Obligated Group Issue, Series 2013:
140	5.250%, 7/01/31 (Pre-refunded 7/01/23)	7/23 at 100.00	N/R	160,541
660	5.250%, 7/01/31 (Pre-refunded 7/01/23)	7/23 at 100.00	N/R	758,545
80	5.500%, 7/01/43 (Pre-refunded 7/01/23)	7/23 at 100.00	N/R	92,694
360	5.500%, 7/01/43 (Pre-refunded 7/01/23)	7/23 at 100.00	N/R	418,061
	New Jersey Health Care Facilities Financing Authority, Revenue Bonds, Kennedy Health System Obligated Group Issue, Refunding Series 2012:
10	3.750%, 7/01/27 (ETM)	No Opt. Call	N/R	10,999
1,125	5.000%, 7/01/31 (Pre-refunded 7/01/22)	7/22 at 100.00	N/R	1,253,621
1,080	5.000%, 7/01/42 (Pre-refunded 7/01/22)	7/22 at 100.00	N/R	1,203,476
5,175	New Jersey Health Care Facilities Financing Authority, Revenue Bonds, Meridian Health, Series 2007, 5.000%, 7/01/38 (Pre-refunded 7/01/18) – AGC Insured	7/18 at 100.00	AA	5,188,662
360	New Jersey Health Care Facilities Financing Authority, Revenue Bonds, Saint Barnabas Health Care System, Refunding Series 2011A, 5.625%, 7/01/37 (Pre-refunded 7/01/21)	7/21 at 100.00	N/R	399,294
3,050	New Jersey Health Care Facilities Financing Authority, Revenue Bonds, Saint Joseph's Healthcare System Obligated Group Issue, Series 2008, 6.625%, 7/01/38 (Pre-refunded 7/01/18)	7/18 at 100.00	Baa3	3,061,620
845	New Jersey Health Care Facilities Financing Authority, Revenue Bonds, St. Clare's Hospital, Series 2004A, 5.250%, 7/01/20 – AGC Insured (ETM)	No Opt. Call	AA	903,212
	New Jersey Health Care Facilities Financing Authority, State Contract Bonds, Hospital Asset Transformation Program, Series 2008A:
725	5.000%, 10/01/28 (Pre-refunded 10/01/18)	10/18 at 100.00	N/R	732,982
2,520	5.000%, 10/01/28 (Pre-refunded 10/01/18)	10/18 at 100.00	BBB+	2,547,745
440	5.250%, 10/01/38 (Pre-refunded 10/01/18)	10/18 at 100.00	N/R	445,201
1,515	5.250%, 10/01/38 (Pre-refunded 10/01/18)	10/18 at 100.00	BBB+	1,532,907
2,365	New Jersey Health Care Facilities Financing Authority, State Contract Bonds, Hospital Asset Transformation Program, Series 2009A, 5.750%, 10/01/31 (Pre-refunded 10/01/19)	10/19 at 100.00	A-	2,484,456
435	New Jersey Institute of Technology, New Jersey, General Obligation Bonds, Series 2012A, 5.000%, 7/01/42 (Pre-refunded 7/01/22)	7/22 at 100.00	N/R	486,543
3,500	New Jersey Turnpike Authority, Revenue Bonds, Series 2009I, 5.000%, 1/01/35 (Pre-refunded 1/01/20)	1/20 at 100.00	A+	3,674,790
3,140	New Jersey Turnpike Authority, Revenue Bonds, Series 2013A, 5.000%, 1/01/43 (Pre-refunded 7/01/22)	7/22 at 100.00	N/R	3,512,059
2,750	Newark Housing Authority, New Jersey, City-Secured Police Facility Revenue Bonds, South Ward Police Facility, Series 2009A, 6.750%, 12/01/38 (Pre-refunded 12/01/19) – AGC Insured	12/19 at 100.00	A3	2,945,250
120	North Hudson Sewerage Authority, New Jersey, Gross Revenue Lease Certificates, Senior Lien Series 2012A, 5.000%, 6/01/27 (Pre-refunded 6/01/22)	6/22 at 100.00	N/R	133,501

Nuveen New Jersey Municipal Bond Fund (continued)
Portfolio of Investments    as of May 31, 2018
(Unaudited)
Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	U.S. Guaranteed (4) (continued)
$ 900	Passaic County Improvement Authority, New Jersey, County Guaranteed Parking Revenue Bonds, 200 Hospital Plaza Project, Series 2010, 5.000%, 5/01/42 (Pre-refunded 5/01/20)	5/20 at 100.00	Aa2	$953,946
2,000	Port Authority of New York and New Jersey, Consolidated Revenue Bonds, One Hundred Fifty Third Series 2008, 5.000%, 7/15/38 (Pre-refunded 7/15/18)	7/18 at 100.00	AA-	2,008,140
4,000	Puerto Rico Public Finance Corporation, Commonwealth Appropriation Bonds, Series 1998A, 5.125%, 6/01/24 – AMBAC Insured (ETM)	No Opt. Call	Aaa	4,400,160
	Readington Township, New Jersey, General Obligation Bonds, General Improvement Series 2011:
875	5.125%, 1/15/28 (Pre-refunded 1/15/21)	1/21 at 100.00	AA	946,846
875	5.250%, 1/15/30 (Pre-refunded 1/15/21)	1/21 at 100.00	AA	949,620
52,915	Total U.S. Guaranteed			55,565,007
	Utilities – 1.7%
2,430	Essex County Improvement Authority, New Jersey, Solid Waste Disposal Revenue Bonds, Covanta Project, Series 2015, 5.250%, 7/01/45 (Alternative Minimum Tax), 144A	7/20 at 100.00	BB-	2,459,865
	New Jersey Economic Development Authority, Energy Facilities Revenue Bonds, UMM Energy Partners, LLC Project, Series 2012A:
500	5.000%, 6/15/37 (Alternative Minimum Tax)	6/22 at 100.00	Baa3	519,380
1,000	5.125%, 6/15/43 (Alternative Minimum Tax)	6/22 at 100.00	Baa3	1,040,350
960	New Jersey Economic Development Authority, Water Facilities Revenue Bonds, New Jersey-American Water Company Inc. Project, Refunding Series 2010D, 4.875%, 11/01/29 (Alternative Minimum Tax)	11/20 at 100.00	A+	1,003,545
705	Salem County Pollution Control Financing Authority, New Jersey, Pollution Control Revenue Bonds, Chambers Project, Refunding Series 2014A, 5.000%, 12/01/23 (Alternative Minimum Tax)	No Opt. Call	BBB-	758,143
5,595	Total Utilities			5,781,283
	Water and Sewer – 2.3%
	New Jersey Economic Development Authority, Water Facilities Revenue Bonds, Middlesex Water Company, Series 2012C:
1,045	5.000%, 10/01/23	No Opt. Call	A+	1,185,051
2,175	4.250%, 10/01/47 (Alternative Minimum Tax)	10/22 at 100.00	A+	2,218,826
1,770	New Jersey Environmental Infrastructure Trust, Environmental Infrastructure Bonds, Tender Option Bond Trust 2016-XF0395, 6.125%, 9/01/21, 144A (IF) (5)	No Opt. Call	AAA	2,006,082
	North Hudson Sewerage Authority, New Jersey, Gross Revenue Lease Certificates, Senior Lien Series 2012A:
1,380	5.000%, 6/01/27	6/22 at 100.00	A	1,500,433
1,215	5.000%, 6/01/42 – NPFG Insured	6/22 at 100.00	A	1,309,090
7,585	Total Water and Sewer			8,219,482

$ 336,900	Total Long-Term Investments (cost $334,908,265)			345,545,663

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	SHORT-TERM INVESTMENTS – 0.5%
	MUNICIPAL BONDS – 0.5%
	Education and Civic Organizations – 0.3%
$ 1,100	New Jersey Educational Facilities Authority, Revenue Bonds, Institute for Advanced Study, Variable Rate Demand Obligations, Refunding Series 2006B, 1.030%, 7/01/31 (6)	9/18 at 100.00	A-1+	$ 1,100,000
	Health Care – 0.2%
700	New Jersey Health Care Facilities Financing Authority, Hospital Revenue Bonds, Virtua Health, Variable Rate Demand Obligations, Series 2009D, 1.030%, 7/01/43 (6)	8/18 at 100.00	A-1+	700,000
$ 1,800	Total Short-Term Investments (cost $1,800,000)			1,800,000
	Total Investments (cost $336,708,265) – 98.8%			347,345,663
	Other Assets Less Liabilities – 1.2%			4,305,495
	Net Assets – 100%			$ 351,651,158
Fair Value Measurements
Fair value is defined as the price that would be received upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. A three-tier hierarchy is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The following is a summary of the three-tiered hierarchy of valuation input levels.
Level 1  –     Inputs are unadjusted and prices are determined using quoted prices in active markets for identical securities.
Level 2  –     Prices are determined using other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3  –     Prices are determined using significant unobservable inputs (including management’s assumptions in determining the fair value of investments).
The inputs or methodologies used for valuing securities are not an indication of the risks associated with investing in those securities. The following is a summary of the Fund’s fair value measurements as of the end of the reporting period:
	Level 1	Level 2	Level 3	Total
Long-Term Investments:
Municipal Bonds	$ —	$345,545,663	$ —	$345,545,663
Short-Term Investments:
Municipal Bonds	—	1,800,000	—	1,800,000
Total	$ —	$347,345,663	$ —	$347,345,663

Nuveen New Jersey Municipal Bond Fund (continued)
Portfolio of Investments    as of May 31, 2018
(Unaudited)
Income Tax Information
The following information is presented on an income tax basis. Differences between amounts for financial statement and federal income tax purposes are primarily due to timing differences in recognizing taxable market discount, timing differences in recognizing certain gains and losses on investment transactions and the treatment of investments in inverse floating rate securities reflected as financing transactions, if any. To the extent that differences arise that are permanent in nature, such amounts are reclassified within the capital accounts on the Statement of Assets and Liabilities presented in the annual report, based on their federal tax basis treatment; temporary differences do not require reclassification. Temporary and permanent differences do not impact the net asset value of the Fund.
The table below presents the cost and unrealized appreciation (depreciation) of the Fund's investment portfolio, as determined on a federal income tax basis, as of May 31, 2018.
Tax cost of investments	$336,507,309
Gross unrealized:
Appreciation	$ 12,869,716
Depreciation	(2,031,362)
Net unrealized appreciation (depreciation) of investments	$ 10,838,354
(1)	All percentages shown in the Portfolio of Investments are based on net assets.
(2)	Optional Call Provisions: Dates (month and year) and prices of the earliest optional call or redemption. There may be other call provisions at varying prices at later dates. Certain mortgage-backed securities may be subject to periodic principal paydowns.
(3)	For financial reporting purposes, the ratings disclosed are the highest of Standard & Poor’s Group (“Standard & Poor’s”), Moody’s Investors Service, Inc. (“Moody’s”) or Fitch, Inc. (“Fitch”) rating. This treatment of split-rated securities may differ from that used for other purposes, such as for Fund investment policies. Ratings below BBB by Standard & Poor’s, Baa by Moody’s or BBB by Fitch are considered to be below investment grade. Holdings designated N/R are not rated by any of these national rating agencies.
(4)	Backed by an escrow or trust containing sufficient U.S. Government or U.S. Government agency securities, which ensure the timely payment of principal and interest.
(5)	Investment, or portion of investment, has been pledged to collateralize the net payment obligations for investments in inverse floating rate transactions.
(6)	Investment has maturity of greater than one year, but has variable rate and/or demand features which qualify it as a short-term investment. The rate disclosed, as well as the reference rate and spread, where applicable, is that in effect as of the end of the reporting period. This rate changes periodically based on market conditions or a specified market index.
144A	Investment is exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These investments may only be resold in transactions exempt from registration, which are normally those transactions with qualified institutional buyers.
ETM	Escrowed to maturity.
IF	Inverse floating rate security issued by a tender option bond (“TOB”) trust, the interest rate on which varies inversely with the Securities Industry Financial Markets Association (SIFMA) short-term rate, which resets weekly, or a similar short-term rate, and is reduced by the expenses related to the TOB trust.
WI/DD	Investment, or portion of investment, purchased on a when-issued or delayed delivery basis.

Nuveen New York Municipal Bond Fund
Portfolio of Investments    as of May 31, 2018
(Unaudited)
Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	LONG-TERM INVESTMENTS – 99.6%
	MUNICIPAL BONDS – 99.6%
	Consumer Staples – 5.8%
$ 15,870	Erie County Tobacco Asset Securitization Corporation, New York, Tobacco Settlement Asset-Backed Bonds, 1st Subordinate Series 2005B, 0.000%, 6/01/47	8/18 at 100.00	N/R	$2,270,838
	Erie County Tobacco Asset Securitization Corporation, New York, Tobacco Settlement Asset-Backed Bonds, Series 2005A:
15,110	5.000%, 6/01/38	8/18 at 100.00	BB+	15,114,533
1,055	5.000%, 6/01/45	8/18 at 100.00	B+	1,054,937
101,105	Erie County Tobacco Asset Securitization Corporation, New York, Tobacco Settlement Asset-Backed Bonds, Series 2005C, 0.000%, 6/01/50	8/18 at 100.00	N/R	10,043,771
1,850	Nassau County Tobacco Settlement Corporation, New York, Tobacco Settlement Asset-Backed Bonds, Refunding Series 2006A-2, 5.250%, 6/01/26	8/18 at 100.00	B-	1,850,351
4,450	Nassau County Tobacco Settlement Corporation, New York, Tobacco Settlement Asset-Backed Bonds, Series 2006A-3, 5.000%, 6/01/35	8/18 at 100.00	B-	4,449,911
	New York Counties Tobacco Trust VI, New York, Tobacco Settlement Pass-Through Bonds, Series 2016A-1:
2,010	5.625%, 6/01/35	No Opt. Call	BBB	2,225,834
6,885	5.750%, 6/01/43	No Opt. Call	BBB	7,628,373
1,565	New York Counties Tobacco Trust VI, New York, Tobacco Settlement Pass-Through Bonds, Turbo Term Series 2016A. Including 2016A-1, 2016A-2A and 2016A-2B, 5.000%, 6/01/51	6/26 at 100.00	N/R	1,642,749
6,970	TSASC Inc., New York, Tobacco Asset-Backed Bonds, Series 2006, 5.000%, 6/01/48	6/27 at 100.00	N/R	7,173,385
156,870	Total Consumer Staples			53,454,682
	Education and Civic Organizations – 13.2%
	Albany Industrial Development Agency, New York, Revenue Bonds, Brighter Choice Charter Schools, Series 2007A:
520	5.000%, 4/01/20	8/18 at 100.00	B	520,182
1,000	5.000%, 4/01/27	8/18 at 100.00	B	974,870
290	5.000%, 4/01/37	8/18 at 100.00	B	264,541
2,190	Buffalo and Erie County Industrial Land Development Corporation, New York, Revenue Bonds, Enterprise Charter School Project, Series 2011A, 7.500%, 12/01/40	12/20 at 100.00	B+	2,293,784
	Build New York City Resource Corporation, New York, Revenue Bonds, Bronx Charter School for Excellence, Series 2013A:
1,630	5.000%, 4/01/33	4/23 at 100.00	BBB-	1,713,945
1,250	5.500%, 4/01/43	4/23 at 100.00	BBB-	1,287,200

Nuveen New York Municipal Bond Fund (continued)
Portfolio of Investments    as of May 31, 2018
(Unaudited)
Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Education and Civic Organizations (continued)
	Build New York City Resource Corporation, New York, Revenue Bonds, Children's Aid Society Project, Series 2015:
$ 2,500	5.000%, 7/01/40	7/25 at 100.00	A+	$2,777,825
2,500	5.000%, 7/01/45	7/25 at 100.00	A+	2,762,825
	Build New York City Resource Corporation, New York, Revenue Bonds, City University of New York - Queens College, Q Student Residences, LLC Project, Refunding Series 2014A:
1,000	5.000%, 6/01/38	6/24 at 100.00	Aa2	1,115,320
4,050	5.000%, 6/01/43	6/24 at 100.00	Aa2	4,505,260
	Build New York City Resource Corporation, New York, Revenue Bonds, South Bronx Charter School for International Cultures and the Arts Project, Series 2013A:
1,050	5.000%, 4/15/33	4/23 at 100.00	BB+	1,087,485
1,875	5.000%, 4/15/43	4/23 at 100.00	BB+	1,928,644
1,750	Dormitory Authority of the State of New York, Brooklyn Law School Revenue Bonds, Series 2009, 5.750%, 7/01/33	7/19 at 100.00	Baa1	1,810,112
595	Dormitory Authority of the State of New York, General Revenue Bonds, Saint Johns University, Series 2015A, 5.000%, 7/01/37	7/25 at 100.00	A-	665,912
	Dormitory Authority of the State of New York, Housing Revenue Bonds, Fashion Institute of Technology, Series 2007:
1,670	5.250%, 7/01/29 – FGIC Insured	No Opt. Call	Baa2	1,936,365
735	5.250%, 7/01/34 – FGIC Insured	No Opt. Call	Baa2	871,578
1,500	Dormitory Authority of the State of New York, Lease Revenue Bonds, State University Dormitory Facilities, Refunding Series 2013A, 5.000%, 7/01/27	7/23 at 100.00	Aa3	1,700,610
1,600	Dormitory Authority of the State of New York, Revenue Bonds, Barnard College, Refunding Series 2015A, 5.000%, 7/01/43	7/25 at 100.00	A1	1,786,384
85	Dormitory Authority of the State of New York, Revenue Bonds, Barnard College, Series 2007A, 5.000%, 7/01/37 – NPFG Insured	8/18 at 100.00	Baa2	85,233
7,740	Dormitory Authority of the State of New York, Revenue Bonds, Columbia University, Series 2011A, 5.000%, 10/01/41	4/21 at 100.00	AAA	8,354,556
750	Dormitory Authority of the State of New York, Revenue Bonds, Convent of the Sacred Heart, Series 2011, 5.625%, 11/01/32 – AGM Insured	5/21 at 100.00	AA	820,417
2,760	Dormitory Authority of the State of New York, Revenue Bonds, Icahn School of Medicine at Mount Sinai, Refunding Series 2015A, 5.000%, 7/01/40	7/25 at 100.00	A-	3,030,093
4,590	Dormitory Authority of the State of New York, Revenue Bonds, New School University, Series 2015A, 5.000%, 7/01/45	7/25 at 100.00	A-	5,066,488
1,055	Dormitory Authority of the State of New York, Revenue Bonds, New York University, Series 2001-1, 5.500%, 7/01/40 – AMBAC Insured	No Opt. Call	Aa2	1,394,351
3,450	Dormitory Authority of the State of New York, Revenue Bonds, New York University, Series 2015A, 5.000%, 7/01/35	7/25 at 100.00	Aa2	3,941,142
1,500	Dormitory Authority of the State of New York, Revenue Bonds, New York University, Series 2018A, 5.000%, 7/01/40	7/28 at 100.00	Aa2	1,767,720
1,200	Dormitory Authority of the State of New York, Revenue Bonds, Non State Supported Debt, Cornell University, Series 2008C, 5.000%, 7/01/37	7/20 at 100.00	Aa1	1,270,284

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Education and Civic Organizations (continued)
$ 5,000	Dormitory Authority of the State of New York, Revenue Bonds, Pratt Institute, Series 2015A, 5.000%, 7/01/44	7/24 at 100.00	A3	$5,470,100
3,450	Dormitory Authority of the State of New York, Revenue Bonds, Vaughn College of Aeronautics & Technology, Series 2016A, 5.500%, 12/01/36, 144A	12/26 at 100.00	BB-	3,489,606
3,040	Glen Cove Local Economic Assistance Corporation, New York, Revenue Bonds, Garvies Point Public Improvement Project, Capital Appreciation Series 2016C, 0.000%, 1/01/55 (4)	1/34 at 100.00	N/R	2,557,977
250	Hempstead Town Local Development Corporation, New York, Revenue Bonds, Adelphi University Project, Series 2009B, 5.250%, 2/01/39	2/19 at 100.00	A-	255,115
2,485	Long Island Power Authority, New York, Electric System General Revenue Bonds, Series 1998A, 0.000%, 12/01/19 – AGM Insured	No Opt. Call	AA	2,412,314
	New Rochelle Corporation, New York, Local Development Revenue Bonds, Iona College Project, Series 2015A:
160	5.000%, 7/01/40	7/25 at 100.00	BBB	172,736
600	5.000%, 7/01/45	7/25 at 100.00	BBB	644,670
	New York City Industrial Development Agency, New York, PILOT Revenue Bonds, Queens Baseball Stadium Project, Series 2006:
4,000	5.000%, 1/01/31 – AMBAC Insured	8/18 at 100.00	BBB	4,010,040
1,060	5.000%, 1/01/39 – AMBAC Insured	8/18 at 100.00	BBB	1,073,356
1,795	4.750%, 1/01/42 – AMBAC Insured	8/18 at 100.00	BBB	1,796,185
5,170	5.000%, 1/01/46 – AMBAC Insured	7/18 at 100.00	BBB	5,240,002
	New York City Industrial Development Authority, New York, PILOT Revenue Bonds, Yankee Stadium Project, Series 2006:
720	5.000%, 3/01/31 – FGIC Insured	8/18 at 100.00	Baa1	725,033
2,500	5.000%, 3/01/36 – NPFG Insured	8/18 at 100.00	Baa1	2,504,500
2,140	4.500%, 3/01/39 – FGIC Insured	8/18 at 100.00	Baa1	2,141,862
1,150	4.750%, 3/01/46 – NPFG Insured	8/18 at 100.00	Baa1	1,150,851
2,000	New York City Trust for Cultural Resources, New York, Revenue Bonds, Carnegie Hall, Series 2009A, 5.000%, 12/01/39	12/19 at 100.00	A+	2,083,840
740	New York City Trust for Cultural Resources, New York, Revenue Bonds, Whitney Museum of American Art, Series 2011, 5.000%, 7/01/31	1/21 at 100.00	AA	789,092
5,375	New York City Trust for Cultural Resources, New York, Revenue Bonds, Wildlife Conservation Society, Series 2013A, 5.000%, 8/01/33	8/23 at 100.00	AA-	6,007,584
	New York City Trust for Cultural Resources, New York, Revenue Bonds, Wildlife Conservation Society, Series 2014A:
3,800	5.000%, 8/01/38	8/23 at 100.00	AA-	4,220,014
10,000	5.000%, 8/01/43	8/23 at 100.00	AA-	11,059,600
	Onondaga Civic Development Corporation, New York, Revenue Bonds, Le Moyne College Project, Series 2012:
1,000	5.000%, 7/01/32	7/22 at 100.00	Baa2	1,070,600
1,745	5.000%, 7/01/42	7/22 at 100.00	Baa2	1,853,103
1,600	Troy Capital Resource Corporation, New York, Revenue Bonds, Rensselaer Polytechnic Institute, Series 2010A, 5.125%, 9/01/40	9/20 at 100.00	A3	1,677,728

Nuveen New York Municipal Bond Fund (continued)
Portfolio of Investments    as of May 31, 2018
(Unaudited)
Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Education and Civic Organizations (continued)
	Yonkers Economic Development Corporation, New York, Revenue Bonds, Charter School Educational Excellence Project, Series 2010A:
$ 1,225	6.000%, 10/15/30	10/20 at 100.00	BB+	$1,275,458
2,300	6.250%, 10/15/40	10/20 at 100.00	BB+	2,395,956
114,140	Total Education and Civic Organizations			121,810,448
	Financials – 1.3%
5,710	New York Liberty Development Corporation, Revenue Bonds, Goldman Sachs Headquarters Issue, Series 2005, 5.250%, 10/01/35	No Opt. Call	A	7,178,726
3,475	New York Liberty Development Corporation, Revenue Bonds, Goldman Sachs Headquarters Issue, Series 2007, 5.500%, 10/01/37	No Opt. Call	A	4,502,384
9,185	Total Financials			11,681,110
	Health Care – 2.6%
550	Dormitory Authority of the State of New York, Highland Hospital of Rochester Revenue Bonds, Series 2010, 5.200%, 7/01/32	7/20 at 100.00	A	579,948
2,300	Dormitory Authority of the State of New York, Revenue Bonds, North Shore Long Island Jewish Obligated Group, Series 2015A, 5.000%, 5/01/43	5/25 at 100.00	A	2,539,706
1,000	Dormitory Authority of the State of New York, Revenue Bonds, Orange Regional Medical Center Obligated Group, Series 2015, 5.000%, 12/01/29, 144A	6/25 at 100.00	BBB-	1,106,030
200	Dormitory Authority of the State of New York, Revenue Bonds, Orange Regional Medical Center Obligated Group, Series 2017, 5.000%, 12/01/36, 144A	6/27 at 100.00	BBB-	217,816
	Dutchess County Industrial Development Agency, New York, Civic Facility Revenue Bonds, Vassar Brothers Medical Center Facility, Series 2005:
545	5.500%, 4/01/30	10/20 at 100.00	AA	585,270
950	5.500%, 4/01/34	10/20 at 100.00	AA	1,020,196
1,325	Dutchess County Local Development Corporation, New York, Revenue Bonds, Health Quest Systems, Inc. Project, Series 2016B, 5.000%, 7/01/46	7/26 at 100.00	A-	1,471,598
	Monroe County Industrial Development Corporation, New York, FHA Insured Mortgage Revenue Bonds, Unity Hospital of Rochester Project, Series 2010:
2,720	5.750%, 8/15/35	2/21 at 100.00	AA	2,998,528
5,000	5.500%, 8/15/40	2/21 at 100.00	AA	5,436,500
1,395	Monroe County Industrial Development Corporation, New York, Revenue Bonds, Rochester General Hospital Project, Series 2013A, 5.000%, 12/01/42	12/22 at 100.00	A-	1,496,263
375	Monroe County Industrial Development Corporation, New York, Tax-Exempt Revenue Bonds, Highland Hospital of Rochester Project, Series 2015, 5.000%, 7/01/34	7/25 at 100.00	A	419,944
1,715	Suffolk County Economic Development Corporation, New York, Revenue Bonds, Catholic Health Services of Long Island Obligated Group Project, Refunding Series 2011, 5.000%, 7/01/28	7/21 at 100.00	A-	1,854,858
1,000	Westchester County Local Development Corporation, New York, Revenue Bonds, Westchester Medical Center Obligated Group Project, Refunding Series 2016, 5.000%, 11/01/46	11/25 at 100.00	BBB	1,070,150
1,920	Yonkers Industrial Development Agency, New York, Revenue Bonds, St. John's Riverside Hospital, Series 2001A, 7.125%, 7/01/31	7/18 at 100.00	BB-	1,921,286

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Health Care (continued)
$ 1,020	Yonkers Industrial Development Agency, New York, Revenue Bonds, St. John's Riverside Hospital, Series 2001B, 7.125%, 7/01/31	8/18 at 100.00	BB-	$ 1,020,683
22,015	Total Health Care			23,738,776
	Housing/Multifamily – 0.7%
125	East Syracuse Housing Authority, New York, FHA-Insured Section 8 Assisted Revenue Refunding Bonds, Bennet Project, Series 2001A, 6.700%, 4/01/21	10/18 at 100.00	AA	125,391
855	New York City Housing Development Corporation, New York, Multifamily Housing Revenue Bonds, Series 2010D-1A, 5.000%, 11/01/42	5/20 at 100.00	AA+	898,990
2,500	New York State Housing Finance Agency, Affordable Housing Revenue Bonds, Series 2007B, 5.300%, 11/01/37 (Alternative Minimum Tax)	8/18 at 100.00	Aa2	2,502,900
705	New York State Housing Finance Agency, Affordable Housing Revenue, Series 2007A, 5.250%, 11/01/38 (Alternative Minimum Tax)	8/18 at 100.00	Aa2	705,741
10	New York State Housing Finance Agency, Mortgage Revenue Refunding Bonds, Housing Project, Series 1996A, 6.125%, 11/01/20 – AGM Insured	11/18 at 100.00	AA	10,026
1,565	New York State Housing Finance Agency, Multifamily Housing Revenue Bonds, Cannon Street Senior Housing Project, Series 2007A, 5.300%, 2/15/39 (Alternative Minimum Tax)	8/18 at 100.00	Aa1	1,566,784
1,000	New York State Housing Finance Agency, Secured Mortgage Program Multifamily Housing Revenue Bonds, Series 2001G, 5.400%, 8/15/33 (Alternative Minimum Tax)	8/18 at 100.00	Aa1	1,001,290
6,760	Total Housing/Multifamily			6,811,122
	Industrials – 1.8%
2,145	Build New York City Resource Corporation, New York, Solid Waste Disposal Revenue Bonds, Pratt Paper NY, Inc. Project, Series 2014, 5.000%, 1/01/35 (Alternative Minimum Tax), 144A	1/25 at 100.00	N/R	2,316,772
13,070	New York Liberty Development Corporation, New York, Liberty Revenue Bonds, 3 World Trade Center Project, Class 1 Series 2014, 5.000%, 11/15/44, 144A	11/24 at 100.00	N/R	13,897,592
15,215	Total Industrials			16,214,364
	Long-Term Care – 0.3%
650	Dormitory Authority of the State of New York, Non-State Supported Debt, Ozanam Hall of Queens Nursing Home Revenue Bonds, Series 2006, 5.000%, 11/01/31	8/18 at 100.00	A3	650,761
	New York City Industrial Development Agency, New York, Civic Facility Revenue Bonds, Special Needs Facilities Pooled Program, Series 2008A-1:
455	5.800%, 7/01/23	8/18 at 100.00	N/R	449,353
395	6.100%, 7/01/28	8/18 at 100.00	N/R	386,669
210	6.200%, 7/01/33	8/18 at 100.00	N/R	203,870
1,225	Suffolk County Economic Development Corporation, New York, Revenue Bonds, Peconic Landing At Southold, Inc. Project, Refunding Series 2010, 6.000%, 12/01/40	12/20 at 100.00	BBB-	1,319,019
2,935	Total Long-Term Care			3,009,672
	Tax Obligation/General – 8.6%
3,000	Nassau County, New York, General Obligation Bonds, General Improvement Series 2016C, 5.000%, 4/01/35	4/26 at 100.00	A+	3,395,460

Nuveen New York Municipal Bond Fund (continued)
Portfolio of Investments    as of May 31, 2018
(Unaudited)
Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Tax Obligation/General (continued)
	New York City, New York, General Obligation Bonds, Fiscal 2012 Series A-1:
$ 1,900	5.000%, 10/01/30	10/22 at 100.00	AA	$2,109,988
1,915	5.000%, 10/01/31	10/22 at 100.00	AA	2,123,314
3,000	5.000%, 10/01/33	10/22 at 100.00	AA	3,318,510
	New York City, New York, General Obligation Bonds, Fiscal 2013 Series F-1:
1,810	5.000%, 3/01/32	3/23 at 100.00	AA	2,013,643
6,100	5.000%, 3/01/37	3/23 at 100.00	AA	6,743,184
2,000	New York City, New York, General Obligation Bonds, Fiscal 2014 Series D-1, 5.000%, 8/01/30	8/23 at 100.00	AA	2,250,820
2,500	New York City, New York, General Obligation Bonds, Fiscal 2015 Series A, 5.000%, 8/01/32	8/24 at 100.00	AA	2,839,325
4,650	New York City, New York, General Obligation Bonds, Fiscal 2017 Series B-1, 5.000%, 12/01/41	12/26 at 100.00	AA	5,338,851
	New York City, New York, General Obligation Bonds, Fiscal 2018 Series E-1:
10,420	5.000%, 3/01/39	3/28 at 100.00	AA	12,159,098
7,500	5.000%, 3/01/44	3/28 at 100.00	AA	8,710,500
	New York City, New York, General Obligation Bonds, Fiscal 2018 Series F-1:
3,000	5.000%, 4/01/40	4/28 at 100.00	AA	3,501,600
15,000	5.000%, 4/01/43	4/28 at 100.00	AA	17,452,650
6,670	New York City, New York, General Obligation Bonds, Series 2011D-I, 5.000%, 10/01/34	10/21 at 100.00	AA	7,247,555
69,465	Total Tax Obligation/General			79,204,498
	Tax Obligation/Limited – 23.0%
7,500	Dormitory Authority of the State of New York State Personal Income tax Revenue Bonds (General Purpose), Series 2017A, 5.000%, 2/15/38	2/27 at 100.00	AAA	8,646,675
	Dormitory Authority of the State of New York, Residential Institutions for Children Revenue Bonds, Series 2008-A1:
2,000	5.000%, 6/01/33	6/18 at 100.00	Aa1	2,004,980
2,500	5.000%, 6/01/38	6/18 at 100.00	Aa1	2,506,050
20	Dormitory Authority of the State of New York, Revenue Bonds, School Districts Financing Program, Series 2009C, 5.125%, 10/01/36 – AGC Insured	10/19 at 100.00	AA	20,842
55	Dormitory Authority of the State of New York, Revenue Bonds, State University Educational Facilities, Series 1993C, 5.250%, 5/15/19	No Opt. Call	AA	56,858
5,955	Dormitory Authority of the State of New York, State Personal Income Tax Revenue Bonds, General Purpose Series 2011C, 5.000%, 3/15/34	3/21 at 100.00	AAA	6,403,828
1,000	Dormitory Authority of the State of New York, State Personal Income Tax Revenue Bonds, General Purpose Series 2012D, 5.000%, 2/15/37	2/22 at 100.00	AAA	1,091,430
3,000	Dormitory Authority of the State of New York, State Personal Income Tax Revenue Bonds, General Purpose Series 2014C, Group C, 5.000%, 3/15/44	3/24 at 100.00	AAA	3,338,010
6,000	Dormitory Authority of the State of New York, State Personal Income Tax Revenue Bonds, General Purpose Series 2015A, 5.000%, 3/15/31	3/25 at 100.00	AAA	6,873,600
2,835	Dormitory Authority of the State of New York, State Personal Income Tax Revenue Bonds, General Purpose Series 2015B Group B, 5.000%, 2/15/32	2/25 at 100.00	AAA	3,237,542

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Tax Obligation/Limited (continued)
$ 1,000	Dormitory Authority of the State of New York, State Personal Income Tax Revenue Bonds, General Purpose Series 2015B Group C, 5.000%, 2/15/38	2/25 at 100.00	AAA	$1,129,550
155	Dormitory Authority of the State of New York, State Personal Income Tax Revenue Bonds, General Purpose, Series 2009A, 5.000%, 2/15/34	2/19 at 100.00	AAA	158,308
2,500	Dormitory Authority of the State of New York, State Sales Tax Revenue Bonds, Series 2014A, 5.000%, 3/15/37	3/24 at 100.00	AAA	2,812,850
2,825	Dormitory Authority of the State of New York, State Sales Tax Revenue Bonds, Series 2015B. Group A,B&C, 5.000%, 3/15/35	9/25 at 100.00	AAA	3,235,670
9,000	Dormitory Authority of the State of New York, State Sales Tax Revenue Bonds, Series 2017A, 5.000%, 3/15/39	3/27 at 100.00	AAA	10,432,710
	Dormitory Authority of the State of New York, State Sales Tax Revenue Bonds, Series 2018A:
5,000	5.000%, 3/15/45	3/28 at 100.00	AAA	5,846,600
17,120	4.000%, 3/15/46	3/28 at 100.00	AAA	17,967,954
	Government of Guam, Business Privilege Tax Bonds, Refunding Series 2015D:
2,000	5.000%, 11/15/28	11/25 at 100.00	A	2,178,720
2,000	5.000%, 11/15/32	11/25 at 100.00	A	2,140,960
10,710	Hudson Yards Infrastructure Corporation, New York, Revenue Bonds, Second Indenture Fiscal 2017 Series A, 5.000%, 2/15/45	2/27 at 100.00	Aa3	12,259,201
11,470	Hudson Yards Infrastructure Corporation, New York, Revenue Bonds, Senior Fiscal 2012 Series 2011A, 5.250%, 2/15/47	2/21 at 100.00	AA-	12,327,727
4,000	Monroe County Industrial Development Agency, New York, School Facility Revenue Bonds, Rochester Schools Modernization Project, Series 2013, 5.000%, 5/01/28	5/23 at 100.00	AA	4,490,600
1,000	New York City Transitional Finance Authority, New York, Building Aid Revenue Bonds, Fiscal 2018, Series 2017S-3, 5.000%, 7/15/43	7/28 at 100.00	AA	1,165,730
4,520	New York City Transitional Finance Authority, New York, Building Aid Revenue Bonds, Fiscal Series 2009-S1, 5.500%, 7/15/31	7/18 at 100.00	AA	4,539,346
8,500	New York City Transitional Finance Authority, New York, Building Aid Revenue Bonds, Fiscal Series 2015S-2, 5.000%, 7/15/40	7/25 at 100.00	AA	9,604,745
3,950	New York City Transitional Finance Authority, New York, Future Tax Secured Bonds, Subordinate Fiscal 2013 Series I, 5.000%, 5/01/38	5/23 at 100.00	AAA	4,391,807
2,480	New York City Transitional Finance Authority, New York, Future Tax Secured Bonds, Subordinate Fiscal 2014 Series B-1, 5.000%, 11/01/36	5/24 at 100.00	AAA	2,786,627
5,715	New York City Transitional Finance Authority, New York, Future Tax Secured Bonds, Subordinate Fiscal 2014 Series D-1, 5.000%, 2/01/35	2/24 at 100.00	AAA	6,409,830
10,000	New York City Transitional Finance Authority, New York, Future Tax Secured Bonds, Subordinate Fiscal 2015 Series E-1, 5.000%, 2/01/41	2/25 at 100.00	AAA	11,243,500
5,000	New York City Transitional Finance Authority, New York, Future Tax Secured Bonds, Subordinate Fiscal 2017 Series B-1, 5.000%, 8/01/36	8/26 at 100.00	AAA	5,746,050
1,375	New York City Transitional Finance Authority, New York, Future Tax Secured Bonds, Subordinate Fiscal 2017 Series E-1, 5.000%, 2/01/35	2/27 at 100.00	AAA	1,592,360
10,000	New York City Transitional Finance Authority, New York, Future Tax Secured Bonds, Subordinate Fiscal 2017 Series F-1, 5.000%, 5/01/42	5/27 at 100.00	AAA	11,519,300

Nuveen New York Municipal Bond Fund (continued)
Portfolio of Investments    as of May 31, 2018
(Unaudited)
Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Tax Obligation/Limited (continued)
$ 9,000	New York City Transitional Finance Authority, New York, Future Tax Secured Revenue Bonds, Subordinate Lien Series 2011C, 5.000%, 11/01/39	11/20 at 100.00	AAA	$9,587,790
5,500	New York State Thruway Authority, Highway and Bridge Trust Fund Bonds, Series 2005B, 5.500%, 4/01/20 – AMBAC Insured (UB) (5)	No Opt. Call	AA+	5,874,880
5,000	New York State Thruway Authority, Second General Highway and Bridge Trust Fund Bonds, Series 2011A-1, 5.000%, 4/01/31	4/21 at 100.00	AA+	5,389,850
4,000	Sales Tax Asset Receivable Corporation of New York City, New York, Sales Tax Asset Revenue Bonds, Fiscal 2015 Series A, 5.000%, 10/15/30	10/24 at 100.00	AAA	4,617,920
2,000	Suffolk County Judicial Facilities Agency, New York, Lease Revenue Bonds, H. Lee Dennison Building, Series 2013, 5.000%, 11/01/33	11/23 at 100.00	BBB+	2,167,100
	Syracuse Industrial Development Authority, New York, PILOT Revenue Bonds, Carousel Center Project, Refunding Series 2016A:
3,000	5.000%, 1/01/30 (Alternative Minimum Tax)	1/26 at 100.00	A-	3,292,890
4,400	5.000%, 1/01/31 (Alternative Minimum Tax)	1/26 at 100.00	A-	4,814,260
1,250	5.000%, 1/01/34 (Alternative Minimum Tax)	1/26 at 100.00	A-	1,356,462
1,000	5.000%, 1/01/35 (Alternative Minimum Tax)	1/26 at 100.00	A-	1,083,790
5,430	5.000%, 1/01/36 (Alternative Minimum Tax)	1/26 at 100.00	A-	5,855,278
191,765	Total Tax Obligation/Limited			212,200,180
	Transportation – 19.1%
1,500	Metropolitan Transportation Authority, New York, Transportation Revenue Bonds, Green Climate Certified, Series 2017A-1, 5.250%, 11/15/57	5/27 at 100.00	AA-	1,726,245
960	Metropolitan Transportation Authority, New York, Transportation Revenue Bonds, Refunding Series 2012H, 5.000%, 11/15/31	11/22 at 100.00	AA-	1,060,838
2,500	Metropolitan Transportation Authority, New York, Transportation Revenue Bonds, Series 2013E, 5.000%, 11/15/32	11/23 at 100.00	AA-	2,776,050
	Metropolitan Transportation Authority, New York, Transportation Revenue Bonds, Series 2014B:
2,000	5.250%, 11/15/38	5/24 at 100.00	AA-	2,266,700
1,000	5.250%, 11/15/44	5/24 at 100.00	AA-	1,129,840
	Metropolitan Transportation Authority, New York, Transportation Revenue Bonds, Series 2015C-1:
5,000	5.250%, 11/15/29	11/25 at 100.00	AA-	5,865,900
8,610	5.250%, 11/15/31	11/25 at 100.00	AA-	10,056,824
	New York City Industrial Development Agency, New York, Civic Facility Revenue Bonds, Bronx Parking Development Company, LLC Project, Series 2007:
2,800	5.750%, 10/01/37 (6)	8/18 at 100.00	N/R	952,000
2,000	5.875%, 10/01/46 (6)	10/37 at 100.00	N/R	680,000
9,500	New York City, Industrial Development Agency, Senior Airport Facilities Revenue Refunding Bonds, TrIPs Obligated Group, Series 2012A, 5.000%, 7/01/28 (Alternative Minimum Tax)	7/22 at 100.00	BBB	10,182,005
3,370	New York Liberty Development Corporation, New York, Liberty Revenue Bonds, 4 World Trade Center Project, Series 2011, 5.000%, 11/15/44	11/21 at 100.00	A+	3,634,983

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Transportation (continued)
	New York State Thruway Authority, General Revenue Junior Indebtedness Obligations, Series 2016A:
$ 2,225	5.000%, 1/01/36	1/26 at 100.00	A-	$2,514,829
8,515	5.000%, 1/01/46	1/26 at 100.00	A-	9,569,072
	New York Transportation Development Corporation, New York, Special Facility Revenue Bonds, American Airlines, Inc. John F Kennedy International Airport Project, Refunding Series 2016:
3,285	5.000%, 8/01/26 (Alternative Minimum Tax)	8/21 at 100.00	BB	3,476,351
12,260	5.000%, 8/01/31 (Alternative Minimum Tax)	8/21 at 100.00	BB	12,940,062
3,635	New York Transportation Development Corporation, New York, Special Facility Revenue Bonds, Delta Air Lines, Inc. - LaGuardia Airport Terminals C&D Redevelopment Project, Series 2018, 5.000%, 1/01/34 (Alternative Minimum Tax)	1/28 at 100.00	Baa3	4,100,498
13,685	New York Transportation Development Corporation, Special Facilities Bonds, LaGuardia Airport Terminal B Redevelopment Project, Series 2016A, 5.000%, 7/01/46 (Alternative Minimum Tax)	7/24 at 100.00	BBB	14,853,836
3,330	Port Authority of New York and New Jersey, Consolidated Revenue Bonds, One Hundred Eighty-Forth Series 2014, 5.000%, 9/01/39	9/24 at 100.00	AA-	3,769,127
	Port Authority of New York and New Jersey, Consolidated Revenue Bonds, One Hundred Eighty-Ninth Series 2015:
2,520	5.000%, 5/01/40	5/25 at 100.00	AA-	2,840,670
480	5.000%, 5/01/45	5/25 at 100.00	AA-	539,486
3,730	Port Authority of New York and New Jersey, Consolidated Revenue Bonds, One Hundred Ninety-Eighth Series 2016, 5.000%, 11/15/46	11/26 at 100.00	AA-	4,285,957
3,675	Port Authority of New York and New Jersey, Consolidated Revenue Bonds, One Hundred Ninety-Fifth Series 2016, 5.000%, 10/01/35 (Alternative Minimum Tax)	10/26 at 100.00	AA-	4,169,324
10,000	Port Authority of New York and New Jersey, Consolidated Revenue Bonds, One Hundred Ninety-Fourth Series 2015, 5.250%, 10/15/55	10/25 at 100.00	AA-	11,447,900
10,255	Port Authority of New York and New Jersey, Consolidated Revenue Bonds, Two Hundred Fifth Series 2017, 5.250%, 11/15/39	11/27 at 100.00	AA-	12,243,239
5,000	Port Authority of New York and New Jersey, Consolidated Revenue Bonds, Two Hundredth Series 2017, 5.250%, 10/15/57	4/27 at 100.00	AA-	5,814,800
3,585	Port Authority of New York and New Jersey, Special Project Bonds, JFK International Air Terminal LLC Project, Eighth Series 2010, 6.000%, 12/01/36	12/20 at 100.00	Baa1	3,933,677
4,585	Port Authority of New York and New Jersey, Special Project Bonds, JFK International Air Terminal LLC, Sixth Series 1997, 5.750%, 12/01/25 – NPFG Insured (Alternative Minimum Tax)	6/18 at 100.00	Baa1	4,798,065
3,905	Triborough Bridge and Tunnel Authority, New York, General Purpose Revenue Bonds, MTA Bridges & Tunnels, Series 2014A, 5.000%, 11/15/39	5/24 at 100.00	AA-	4,379,419
19,500	Triborough Bridge and Tunnel Authority, New York, General Purpose Revenue Bonds, MTA Bridges & Tunnels, Series 2017A, 5.000%, 11/15/37	5/27 at 100.00	AA-	22,723,155
4,225	Triborough Bridge and Tunnel Authority, New York, General Purpose Revenue Bonds, MTA Bridges & Tunnels, Series 2018A, 4.000%, 11/15/48	5/28 at 100.00	AA-	4,422,815
1,560	Triborough Bridge and Tunnel Authority, New York, General Purpose Revenue Bonds, Refunding Subordinate Lien Series 2002E, 5.500%, 11/15/20 – NPFG Insured	No Opt. Call	A+	1,695,611

Nuveen New York Municipal Bond Fund (continued)
Portfolio of Investments    as of May 31, 2018
(Unaudited)
Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Transportation (continued)
$ 1,500	Triborough Bridge and Tunnel Authority, New York, Subordinate Lien General Purpose Revenue Refunding Bonds, Tender Option Bond Trust 2016-XG0004, 8.051%, 11/15/33, 144A (IF) (5)	No Opt. Call	AA-	$ 1,546,185
160,695	Total Transportation			176,395,463
	U.S. Guaranteed – 8.7% (7)
1,000	Albany Capital Resource Corporation, New York, St. Peter's Hospital Project, Series 2011, 6.125%, 11/15/30 (Pre-refunded 11/15/20)	11/20 at 100.00	N/R	1,099,540
3,875	Brooklyn Arena Local Development Corporation, New York, Payment in Lieu of Taxes Revenue Bonds, Barclays Center Project, Series 2009, 6.375%, 7/15/43 (Pre-refunded 1/15/20)	1/20 at 100.00	AA+	4,161,440
1,600	Canton Capital Resource Corporation, New York, Student Housing Facility Revenue Bonds, Grasse River LLC at SUNY Canton Project Series 2010A, 5.000%, 5/01/40 (Pre-refunded 5/01/20)	5/20 at 100.00	AA	1,696,224
	Dormitory Authority of the State of New York, Insured Revenue Bonds, NYSARC Inc Projects, Series 2007B:
290	6.000%, 7/01/26 (Pre-refunded 7/01/19) – AMBAC Insured	7/19 at 100.00	Aa2	303,160
310	6.000%, 7/01/27 (Pre-refunded 7/01/19) – AMBAC Insured	7/19 at 100.00	Aa2	324,068
330	6.000%, 7/01/28 (Pre-refunded 7/01/19) – AMBAC Insured	7/19 at 100.00	Aa2	344,975
350	6.000%, 7/01/29 (Pre-refunded 7/01/19) – AMBAC Insured	7/19 at 100.00	Aa2	365,883
1,460	6.000%, 7/01/36 (Pre-refunded 7/01/19) – AMBAC Insured	7/19 at 100.00	Aa2	1,526,255
1,000	Dormitory Authority of the State of New York, Insured Revenue Bonds, NYSARC Inc Projects, Series 2009A, 6.000%, 7/01/38 (Pre-refunded 7/01/19)	7/19 at 100.00	Aa2	1,045,380
	Dormitory Authority of the State of New York, Orange Regional Medical Center Obligated Group Revenue Bonds, Series 2008:
6,895	6.125%, 12/01/29 (Pre-refunded 12/01/18)	12/18 at 100.00	Baa3	7,048,552
4,500	6.250%, 12/01/37 (Pre-refunded 12/01/18)	12/18 at 100.00	Baa3	4,602,960
350	Dormitory Authority of the State of New York, Revenue Bonds, New School University, Series 2010, 5.250%, 7/01/30 (Pre-refunded 7/01/20)	7/20 at 100.00	A-	373,814
1,500	Dormitory Authority of the State of New York, Revenue Bonds, New York University, Series 2009B, 5.000%, 7/01/39 (Pre-refunded 7/01/19)	7/19 at 100.00	Aa2	1,552,980
1,000	Dormitory Authority of the State of New York, Revenue Bonds, North Shore Long Island Jewish Obligated Group, Series 2009A, 5.500%, 5/01/37 (Pre-refunded 5/01/19)	5/19 at 100.00	A	1,034,640
2,500	Dormitory Authority of the State of New York, Revenue Bonds, North Shore Long Island Jewish Obligated Group, Series 2011A, 5.000%, 5/01/41 (Pre-refunded 5/01/21)	5/21 at 100.00	A	2,721,200
1,480	Dormitory Authority of the State of New York, Revenue Bonds, School Districts Financing Program, Series 2009C, 5.125%, 10/01/36 (Pre-refunded 10/01/19) – AGC Insured	10/19 at 100.00	AA	1,546,896
	Dormitory Authority of the State of New York, State Personal Income Tax Revenue Bonds, General Purpose, Series 2009A:
5	5.000%, 2/15/34 (Pre-refunded 2/15/19)	2/19 at 100.00	N/R	5,118
2,870	5.000%, 2/15/34 (Pre-refunded 2/15/19)	2/19 at 100.00	N/R	2,937,732
1,200	Guam Power Authority, Revenue Bonds, Series 2010A, 5.000%, 10/01/37 (Pre-refunded 10/01/20) – AGM Insured	10/20 at 100.00	AA	1,285,320

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	U.S. Guaranteed (7) (continued)
$ 1,175	Hempstead Town Local Development Corporation, New York, Revenue Bonds, Molloy College Project, Series 2009, 5.750%, 7/01/39 (Pre-refunded 7/01/19)	7/19 at 100.00	N/R	$1,226,489
530	Hudson Yards Infrastructure Corporation, New York, Revenue Bonds, Senior Fiscal 2012 Series 2011A, 5.250%, 2/15/47 (Pre-refunded 2/15/21)	2/21 at 100.00	Aa3	577,038
3,515	Long Island Power Authority, New York, Electric System General Revenue Bonds, Series 1998A, 0.000%, 12/01/19 – AGM Insured (ETM)	No Opt. Call	AA	3,420,271
1,250	Long Island Power Authority, New York, Electric System Revenue Bonds, Refunding Series 2009A, 6.250%, 4/01/33 (Pre-refunded 4/01/19)	4/19 at 100.00	A-	1,297,837
	Long Island Power Authority, New York, Electric System Revenue Bonds, Series 2008A:
5,000	5.500%, 5/01/33 (Pre-refunded 5/01/19) – BHAC Insured	5/19 at 100.00	AA+	5,173,200
10,250	6.000%, 5/01/33 (Pre-refunded 5/01/19)	5/19 at 100.00	A-	10,651,082
10,000	Long Island Power Authority, New York, Electric System Revenue Bonds, Series 2011A, 5.000%, 5/01/38 (Pre-refunded 5/01/21)	5/21 at 100.00	A-	10,884,800
1,165	Metropolitan Transportation Authority, New York, Transportation Revenue Bonds, Refunding Series 2012H, 5.000%, 11/15/31 (Pre-refunded 11/15/22)	11/22 at 100.00	N/R	1,318,838
4,845	Metropolitan Transportation Authority, New York, Transportation Revenue Bonds, Series 2010D, 5.250%, 11/15/40 (Pre-refunded 11/15/20)	11/20 at 100.00	AA-	5,244,567
3,520	Metropolitan Transportation Authority, New York, Transportation Revenue Bonds, Series 2013A, 5.000%, 11/15/31 (Pre-refunded 5/15/23)	5/23 at 100.00	AA-	4,025,718
1,000	Metropolitan Transportation Authority, New York, Transportation Revenue Bonds, Series 2013C, 5.000%, 11/15/32 (Pre-refunded 5/15/23)	5/23 at 100.00	AA-	1,143,670
290	Suffolk County Economic Development Corporation, New York, Revenue Bonds, Catholic Health Services of Long Island Obligated Group Project, Refunding Series 2011, 5.000%, 7/01/28 (Pre-refunded 7/01/21)	7/21 at 100.00	N/R	316,544
1,000	Yonkers Industrial Development Agency, New York, Civic Facility Revenue Bonds, Sarah Lawrence College Project, Series 2001A Remarketed, 6.000%, 6/01/41 (Pre-refunded 6/01/19)	6/19 at 100.00	BBB	1,041,600
76,055	Total U.S. Guaranteed			80,297,791
	Utilities – 7.6%
7,075	Chautauqua County Industrial Development Agency, New York, Exempt Facility Revenue Bonds, NRG Dunkirk Power Project, Series 2009, 5.875%, 4/01/42	2/20 at 100.00	Baa3	7,359,344
420	Guam Power Authority, Revenue Bonds, Series 2012A, 5.000%, 10/01/34	10/22 at 100.00	BBB	446,275
	Long Island Power Authority, New York, Electric System General Revenue Bonds, Series 2000A:
2,350	0.000%, 6/01/20 – AGM Insured	No Opt. Call	AA	2,254,237
2,000	0.000%, 6/01/24 – AGM Insured	No Opt. Call	AA	1,707,140
2,000	0.000%, 6/01/25 – AGM Insured	No Opt. Call	AA	1,648,920
2,980	Long Island Power Authority, New York, Electric System General Revenue Bonds, Series 2014A, 5.000%, 9/01/44	9/24 at 100.00	A-	3,311,436
1,910	Long Island Power Authority, New York, Electric System General Revenue Bonds, Series 2017, 5.000%, 9/01/42	9/27 at 100.00	A-	2,189,662

Nuveen New York Municipal Bond Fund (continued)
Portfolio of Investments    as of May 31, 2018
(Unaudited)
Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Utilities (continued)
$ 11,785	Niagara Area Development Corporation, New York, Solid Waste Disposal Facility Revenue Refunding Bonds, Covanta Energy Project, Series 2012A, 5.250%, 11/01/42 (Alternative Minimum Tax), 144A	8/18 at 100.00	BB+	$11,793,014
2,430	Suffolk County Industrial Development Agency, New York, Revenue Bonds, Nissequogue Cogeneration Partners Facility, Series 1998, 5.500%, 1/01/23 (Alternative Minimum Tax)	7/18 at 100.00	N/R	2,430,948
10,000	Utility Debt Securitization Authority, New York, Restructuring Bonds, Refunding Series 2015, 5.000%, 12/15/32	12/25 at 100.00	AAA	11,616,900
5,095	Utility Debt Securitization Authority, New York, Restructuring Bonds, Series 2013TE, 5.000%, 12/15/41	12/23 at 100.00	AAA	5,723,876
	Utility Debt Securitization Authority, New York, Restructuring Bonds, Series 2017:
5,500	5.000%, 12/15/38	12/27 at 100.00	AAA	6,480,760
3,000	5.000%, 12/15/40	12/27 at 100.00	AAA	3,524,010
8,000	5.000%, 12/15/41	12/27 at 100.00	AAA	9,390,080
64,545	Total Utilities			69,876,602
	Water and Sewer – 6.9%
10,000	New York City Municipal Water Finance Authority, New York, Water and Sewer System Second General Resolution Revenue Bonds, Fiscal 2013 Series DD, 5.000%, 6/15/35	6/23 at 100.00	AA+	11,210,000
4,465	New York City Municipal Water Finance Authority, New York, Water and Sewer System Second General Resolution Revenue Bonds, Fiscal 2017 Series CC-1, 5.000%, 6/15/46	6/26 at 100.00	AA+	5,094,610
10,000	New York City Municipal Water Finance Authority, New York, Water and Sewer System Second General Resolution Revenue Bonds, Fiscal 2018 Series AA, 5.000%, 6/15/37	6/27 at 100.00	AA+	11,631,900
410	New York City Municipal Water Finance Authority, New York, Water and Sewer System Second General Resolution Revenue Bonds, Fiscal 2018 Series CC-1, 5.000%, 6/15/48	6/27 at 100.00	AA+	472,689
500	New York State Environmental Facilities Corporation, State Clean Water and Drinking Water Revolving Funds Revenue Bonds, New York City Municipal Water Finance Authority Projects, Second Resolution Subordinated Series 2014A, 5.000%, 6/15/30	6/24 at 100.00	AAA	576,525
6,675	New York State Environmental Facilities Corporation, State Clean Water and Drinking Water Revolving Funds Revenue Bonds, New York City Municipal Water Finance Authority Projects, Second Resolution Subordinated SRF Series 2015A, 5.000%, 6/15/34	6/25 at 100.00	AAA	7,716,834
	New York State Environmental Facilities Corporation, State Clean Water and Drinking Water Revolving Funds Revenue Bonds, New York City Municipal Water Finance Authority Projects-Second Resolution Bonds, Subordinated SRF Series 2017A:
8,350	5.000%, 6/15/42	6/27 at 100.00	AAA	9,734,263
2,000	5.000%, 6/15/46	6/27 at 100.00	AAA	2,324,660
	New York State Environmental Facilities Corporation, State Clean Water and Drinking Water Revolving Funds Revenue Bonds, New York City Municipal Water Finance Authority Projects-Second Resolution Bonds, Subordinated SRF Series 2017E:
2,290	5.000%, 6/15/35	6/27 at 100.00	AAA	2,697,528
1,710	5.000%, 6/15/38	6/27 at 100.00	AAA	2,002,376
3,800	5.000%, 6/15/42	6/27 at 100.00	AAA	4,429,964
3,065	New York State Environmental Facilities Corporation, State Revolving Funds Revenue Bonds, 2010 Master Financing Program, Green Series 2017C, 5.000%, 8/15/47	8/27 at 100.00	AAA	3,562,419

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Water and Sewer (continued)
	Water Authority of Western Nassau County, New York, Water System Revenue Bonds, Series 2015A:
$ 675	5.000%, 4/01/40	4/25 at 100.00	AA-	$747,623
1,050	5.000%, 4/01/45	4/25 at 100.00	AA-	1,156,890
54,990	Total Water and Sewer			63,358,281

$ 944,635	Total Long-Term Investments (cost $886,865,475)			918,052,989
	Floating Rate Obligations – (0.4)%			(4,125,000)
	Other Assets Less Liabilities – 0.8%			8,018,608
	Net Assets – 100%			$ 921,946,597
Fair Value Measurements
Fair value is defined as the price that would be received upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. A three-tier hierarchy is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The following is a summary of the three-tiered hierarchy of valuation input levels.
Level 1  –     Inputs are unadjusted and prices are determined using quoted prices in active markets for identical securities.
Level 2  –     Prices are determined using other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3  –     Prices are determined using significant unobservable inputs (including management’s assumptions in determining the fair value of investments).
The inputs or methodologies used for valuing securities are not an indication of the risks associated with investing in those securities. The following is a summary of the Fund’s fair value measurements as of the end of the reporting period:
	Level 1	Level 2	Level 3	Total
Long-Term Investments:
Municipal Bonds	$ —	$918,052,989	$ —	$918,052,989

Nuveen New York Municipal Bond Fund (continued)
Portfolio of Investments    as of May 31, 2018
(Unaudited)
Income Tax Information
The following information is presented on an income tax basis. Differences between amounts for financial statement and federal income tax purposes are primarily due to timing differences in recognizing taxable market discount, timing differences in recognizing certain gains and losses on investment transactions and the treatment of investments in inverse floating rate securities reflected as financing transactions, if any. To the extent that differences arise that are permanent in nature, such amounts are reclassified within the capital accounts on the Statement of Assets and Liabilities presented in the annual report, based on their federal tax basis treatment; temporary differences do not require reclassification. Temporary and permanent differences do not impact the net asset value of the Fund.
The table below presents the cost and unrealized appreciation (depreciation) of the Fund's investment portfolio, as determined on a federal income tax basis, as of May 31, 2018.
Tax cost of investments	$882,879,698
Gross unrealized:
Appreciation	$ 35,089,763
Depreciation	(4,041,458)
Net unrealized appreciation (depreciation) of investments	$ 31,048,305
(1)	All percentages shown in the Portfolio of Investments are based on net assets.
(2)	Optional Call Provisions: Dates (month and year) and prices of the earliest optional call or redemption. There may be other call provisions at varying prices at later dates. Certain mortgage-backed securities may be subject to periodic principal paydowns.
(3)	For financial reporting purposes, the ratings disclosed are the highest of Standard & Poor’s Group (“Standard & Poor’s”), Moody’s Investors Service, Inc. (“Moody’s”) or Fitch, Inc. (“Fitch”) rating. This treatment of split-rated securities may differ from that used for other purposes, such as for Fund investment policies. Ratings below BBB by Standard & Poor’s, Baa by Moody’s or BBB by Fitch are considered to be below investment grade. Holdings designated N/R are not rated by any of these national rating agencies.
(4)	Step-up coupon bond, a bond with a coupon that increases ("steps up"), usually at regular intervals, while the bond is outstanding. The rate shown is the coupon as of the end of the reporting period.
(5)	Investment, or portion of investment, has been pledged to collateralize the net payment obligations for investments in inverse floating rate transactions.
(6)	As of, or subsequent to, the end of the reporting period, this security is non-income producing. Non-income producing, in the case of a fixed-income security, generally denotes that the issuer has (1) defaulted on the payment of principal or interest, (2) is under the protection of the Federal Bankruptcy Court or (3) the Fund’s Adviser has concluded that the issue is not likely to meet its future interest payment obligations and has ceased accruing additional income on the Fund’s records.
(7)	Backed by an escrow or trust containing sufficient U.S. Government or U.S. Government agency securities, which ensure the timely payment of principal and interest.
144A	Investment is exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These investments may only be resold in transactions exempt from registration, which are normally those transactions with qualified institutional buyers.
ETM	Escrowed to maturity.
IF	Inverse floating rate security issued by a tender option bond (“TOB”) trust, the interest rate on which varies inversely with the Securities Industry Financial Markets Association (SIFMA) short-term rate, which resets weekly, or a similar short-term rate, and is reduced by the expenses related to the TOB trust.
UB	Underlying bond of an inverse floating rate trust reflected as a financing transaction.

Item 2. Controls and Procedures.

(a)	The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934 (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

File as exhibits as part of this Form a separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)), exactly as set forth below: See Ex-99. CERT attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Nuveen Multistate Trust II

By (Signature and Title)	/s/ Christopher M. Rohrbacher
Christopher M. Rohrbacher
Vice President and Secretary

Date: July 30, 2018

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ Greg A. Bottjer
Greg A. Bottjer
Chief Administrative Officer (principal executive officer)

Date: July 30, 2018

By (Signature and Title)	/s/ Stephen D. Foy
Stephen D. Foy
Vice President and Controller (principal financial officer)

Date: July 30, 2018